SEC Registration Nos.
2-76510 and 811-3416

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

         Post-Effective Amendment No. 39              XX

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

         Amendment No. 39                             XX


                                The Calvert Fund
               (Exact Name of Registrant as Specified in Charter)

                             4550 Montgomery Avenue
                                  Suite 1000N
                            Bethesda, Maryland 20814
                    (Address of Principal Executive Offices)

                 Registrant's Telephone Number: (301) 951-4800

                           William M. Tartikoff, Esq.
                             4550 Montgomery Avenue
                                  Suite 1000N
                            Bethesda, Maryland 20814
                    (Name and Address of Agent for Service)


It is proposed that this filing will become effective

XX   Immediately upon filing                __ on (date)
pursuant to paragraph (b)                   pursuant to paragraph (b)

__   60 days after filing                   __ on (date)
pursuant to paragraph (a)                   pursuant to paragraph (a)

of Rule 485.

CALVERT INCOME FUND PROSPECTUS
January 31, 1999


About the Fund:
2    Investment objective, strategy, past performance
4    Fees and Expenses
6    Principal Investment Practices and Risks
About Your Investment
1    Portfolio Manager
1    Advisory Fees
11   How to Buy Shares
11   Getting Started
11   Choosing a Share Class
14   Distribution and Service Fees
15   Account Application
16   Important - How Shares are Priced
16   When Your Account Will be Credited
16   Other Calvert Group Features
     (Exchanges, Minimum Account Balance, etc.)
19   Dividends, Capital Gains and Taxes
21   How to Sell Shares
22   Financial Highlights
25   Exhibit A. Reduced Sales Charges (Class A)
27   Exhibit B- Service Fees and
     Other Arrangements with Dealers






These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Calvert Income Fund

Advisor:          Calvert Asset Management Company, Inc.

Objective
Calvert Income Fund seeks to maximize long-term income, to the extent consistent with prudent investment management and preservation of capital, through investment in bonds and other income producing securities.

Principal investment strategies
The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its assets in investment grade debt securities.

Principal risks
You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

      The bond market goes down.
      The individual bonds in the Fund do not perform as well as expected.
      The Advisor's forecast as to interest rates is not correct.
      The Advisor's allocation among different sectors of the bond market does not perform as well as expected.
      The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table
The bar chart and table below show the Fund's annual returns and its long-term performance. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Lehman Aggregate Bond Index. This is a widely recognized, unmanaged index of bond prices. It also shows the Fund's returns compared to the Lipper Corporate Debt Funds BBB Rated Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index and average used for comparison in the table.

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance by calendar year. The chart shows how the performance has varied from year to year. Prior to July 1, 1996, the Fund was known as Money Management Plus Prime, and was not an institutional fund. Therefore, the performance for the periods from 1989 through 1996 will be lower, since the Fund was a standard non-institutional money market fund. The table compares the Fund's returns over time to the Lipper Institutional Money Market Funds Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Bar Chart with Year-by-Year Total Return
(Class A return at NAV)
1989          15.08%       1994         -6.83%
1990          4.23%        1995         18.65%
1991          18.20%       1996         3.61%
1992          7.43%        1997         11.40%
1993          12.27%       1998         10.48%

Best Quarter (of periods shown)       Q2 '89     7.38%
Worst Quarter (of periods shown)      Q1 '94     (4.56)%

Average annual total returns (for the periods ended December 31, 1998) (with maximum Class A sales charge deducted)
                                    1 year     5 years    10 years
Income Fund                         5.79%      5.34%      8.54%
Lipper Aggregate Bond
Index TR                            8.69%      7.27%      9.26%
Lipper Corporate Debt Funds
BBB Rated Index                     5.98%      6.92%      8.93%

For current yield information call 800-368-2745, or visit Calvert Group's Website at www.calvertgroup.com

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account; annual Fund operating expenses are deducted from Fund assets.

CLASS A
Shareholder fees
Maximum sales charge (load) imposed on purchases                     3.75%
         (as a percentage of offering price)
Maximum deferred sales charge (load)                                 None1
         (as a percentage of purchase or redemption proceeds, whichever is lower)

Annual fund operating expenses
Management fees                                                      0.70%
Distribution and service (12b-1) fees                                0.15%
Other expenses                                                       0.60%
Total annual fund operating expenses                                 1.45%
Fee waiver and/or expense reimbursement                                 -
Net Expenses                                                         1.45%

CLASS I
Shareholder fees
Maximum sales charge (load) imposed on purchases                     None
         (as a percentage of offering price)
Maximum deferred sales charge (load)                                 None
         (as a percentage of purchase or redemption proceeds, whichever is lower)

Annual fund operating expenses
Management fees                                                      .50%
Distribution and service (12b-1) fees                                None
Other expenses                                                       .50%
Total annual fund operating expenses                                 1.00%
Fee waiver and/or expense reimbursement2                             (.28%)
Net Expenses                                                         .72%

Explanation of Fees and Expenses Table
1 Purchases of Class A shares for accounts with $1 million or more are not subject to front-end sales charges, but may be subject to a 1.0% contingent deferred sales charge on shares redeemed within 1 year of purchase. (See "How to Buy Shares - Class A.")

2 CAMCO has agreed to waive fees and/or reimburse expenses (net of any expense offset arrangements) for Class I shares through December 31, 1999.

Annual Fund Operating Expenses are based on historical expenses, except Other Expenses for Class I which are estimates. Management fees include any administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert Asset Management Company, Inc. ("CAMCO").

The Fund's Rule 12b-1 fees include an asset-based sales charge. Thus, long-term shareholders in the Fund may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD").

Example
This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

          You invest $10,000 (1,000,000 in the Institutional Class) in the Fund for the time periods indicated;
          Your investment has a 5% return each year; and The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held          Class A           Class I
1                                           $517              $7,354
3                                           $816              $29,053
5                                           $1,137            $52,522
10                                          $2,045            $119,919

Principal Investment Practices and Risks
The most concise description of the Fund's risk profile is under the risk-return summary. The Fund is also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of these other principal investments and techniques, along with their risks.

For each of the investment practices listed, the table below shows the Fund's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's annual/semi-annual reports.

Key to Table
@        Fund currently uses
0        Permitted, but not typically used
         (% of assets allowable, if restricted)
--       Not permitted
xN       Allowed up to x% of Fund's net assets
xT       Allowed up to x% of Fund's total assets
NA       Not applicable to this type of fund
Investment Practices
-------------------------------------------------------------- -------
Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a
fund to have higher portfolio turnover compared to other       @
funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Fund's tax liability. Risks: Opportunity, Market and Transaction.

-------------------------------------------------------------- -------
-------------------------------------------------------------- -------
Temporary Defensive Positions. During adverse market,
economic or political conditions, the Fund may depart from
its principal investment strategies by increasing its          0
investment in U.S. government securities and other short-term interest-bearing securities. Risks: Opportunity.

-------------------------------------------------------------- -------
-------------------------------------------------------------- -------
Hedging Strategies. The use of short sales of US Treasury
securities for the limited purpose of hedging the Fund's
duration (duration is a measure of the interest                @
rate-sensitivity of the Fund Any short sales are "covered"
with an equivalent amount of high quality; liquid securities in a segregated account at the Fund's custodian. Risks:
Correlation, Management and Opportunity.
-------------------------------------------------------------- -------

-------------------------------------------------------------- -------
Conventional Securities
Foreign Securities. Securities issued by companies located
outside the U.S. and/or traded primarily on a foreign          20N
exchange. Risks: Market, Currency, Transaction, Liquidity,
Information and Political.

-------------------------------------------------------------- -------
-------------------------------------------------------------- -------
Investment grade bonds. Bonds rated BBB/Baa or higher or
comparable unrated bonds. Risks: Interest Rate, Market and     @
Credit.

-------------------------------------------------------------- -------
-------------------------------------------------------------- -------
Below-investment grade bonds. Bonds rated below BBB/Baa or
comparable unrated bonds are considered junk bonds. They are   35N
subject to greater credit risk than investment grade bonds.
Risks: Credit, Market, Interest Rate, Liquidity and
Information.

-------------------------------------------------------------- -------
-------------------------------------------------------------- -------
Unrated debt securities. Bonds that have not been rated by a
recognized rating agency; the Advisor has determined the       @
credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.

-------------------------------------------------------------- -------
Illiquid securities. Securities which cannot be readily sold
because there is no active market. Risks: Liquidity, Market    15N
and Transaction.

-------------------------------------------------------------- -------
-------------------------------------------------------------- -------
Unleveraged Derivative Securities
Asset-backed securities. Securities are backed by unsecured
debt, such as credit card debt. These securities are often     @
guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity.

-------------------------------------------------------------- -------
-------------------------------------------------------------- -------
Mortgage-backed securities. Securities are backed by pools
of mortgages, including passthrough certificates, and other    @
senior classes of collateralized mortgage obligations
(CMOs). Risks: Credit, Extension, Prepayment, Liquidity and
Interest Rate.

-------------------------------------------------------------- -------
-------------------------------------------------------------- -------
Participation interests. Securities representing an interest
in another security or in bank loans. Risks: Credit,           0
Interest Rate and Liquidity.
-------------------------------------------------------------- -------

-------------------------------------------------------------- -------
Leveraged Derivative Instruments
Currency contracts. Contracts involving the right or
obligation to buy or sell a given amount of foreign currency   0
at a specified price and future date. Risks: Currency, Leverage, Correlation, Liquidity and Opportunity.

-------------------------------------------------------------- -------
-------------------------------------------------------------- -------
Options on securities and indices. Contracts giving the
holder the right but not the obligation to purchase or sell
a security (or the cash value, in the case of an option on
an index) at a specified price within a specified time. In     5T
the case of selling (writing) options, the Fund will write call options only if they already own the security (if it is "covered"). Risks: Interest Rate, Currency, Market,
Leverage, Correlation, Liquidity, Credit and Opportunity.

-------------------------------------------------------------- -------
-------------------------------------------------------------- -------
Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price
on a specific future date. Risks: Interest Rate, Currency,     0
Market, Leverage, Correlation, Liquidity and Opportunity.      5N

-------------------------------------------------------------- -------
-------------------------------------------------------------- -------
Structured securities
Indexed and/or leveraged mortgage-backed and other debt
securities, including principal-only and interest-only         0
securities, leveraged floating rate securities, and others.
These securities tend to be highly sensitive to interest rate movements and their performance may not correlate to these movements in a conventional fashion. Risks: Credit, Interest Rate, Extension, Prepayment, Market, Leverage,
Liquidity and Correlation.

-------------------------------------------------------------- -------

The Fund has additional investment policies and restrictions that are not principal to its investment strategies (for example, repurchase agreements, borrowing, pledging, and reverse repurchase agreements, securities lending, when-issued securities and short sales.) These policies and restrictions are discussed in the SAI.

Types of Investment Risk

Correlation risk

This occurs when a Fund "hedges" - uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when a Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Fund's investments are converted to U.S. dollars.

Extension risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk

The risk that information about a security or issuer might not be available, complete, accurate or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management risk

This risk exists in all mutual funds and means that a Fund's portfolio management practices might not work to achieve their desired result.

Market risk

The risk that exists in all mutual funds and is the risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk

The risk that anticipated prepayments may occur, reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current market rate which may be lower.

Transaction risk

The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

ABOUT CALVERT GROUP
CAMCO (4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814) is the Fund's investment advisor and provides day-to-day investment management services to the Fund. It has been managing mutual funds since 1976. CAMCO is the investment advisor for over 25 mutual funds, including the first and largest family of socially screened funds. As of December 31, 1998, CAMCO had $6 billion in assets under management.

CAMCO uses a team approach to its management of the Fund. Since February 11, 1995, investment selections for the Fund have been made by a committee of the Advisor's fixed-income portfolio managers. Reno J. Martini, Senior Vice President and Chief Investment Officer, heads this team and oversees the management of all Calvert Funds for CAMCO. Mr. Martini has over 15 years of experience in the investment industry and has been the head of CAMCO's asset management team since 1985.

Advisory Fees
The annual advisory fee paid to CAMCO by the Fund for the most recent fiscal year was 0.70% of the Fund's average daily net assets (Note: the advisory agreement is proposed to be changed by a vote of shareholders in February 1999. The new advisory fee would be 0.40%. The proposed lower advisory fee, when added to the proposed new administrative services fee, would equal the current advisory fee).

A Word About the Year 2000 (Y2K) and Our Computer Systems
Like other mutual funds, CAMCO and its service providers use computer systems for all aspects of our business -- processing shareholder and fund transactions, fund accounting, executing trades, and pricing securities just to name a few. Many current software programs cannot distinguish between the year 2000 and the year 1900. This can cause problems with retirement plan distributions, dividend payment software, transaction software, and numerous other areas that could impact the Fund. Calvert Group has been reviewing all of its computer systems for Y2K compliance. Although, at this time, there can be no assurance that there will be no negative impact on the Fund, the Advisor, the underwriter, transfer agent and custodian have advised the Fund that they have been actively working on any necessary changes to their computer systems to prepare for Y2K and expect that their systems, and those of their outside service providers, will be adapted in time for that event. For more information, please visit our website at www.calvertgroup.com.

HOW TO BUY SHARES

Getting Started - Before You Open an Account

         First, decide which fund or funds best suits your needs and your goals.

         Second, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gifts/Transfers to Minor accounts, Traditional, Education and Roth IRAs, Qualified Profit-Sharing and Money Purchase Plans, SIMPLE IRAs, SEP-IRAs, 403(b)(7) accounts, and several other types of accounts. Minimum investments are lower for the retirement plans.

         Then decide which class of shares is best for you. You should make this decision carefully, based on:
               the amount you wish to invest;
               the length of time you plan to keep the investment; and the Class expenses.

Choosing a Share Class

The Fund offers two different Classes (Class A, B, C, or I). This chart shows the difference in the Classes and the general types of investors who may be interested in each Class:

Class A: Front-End Sales Charge     Class I: No Sales Charge
For all investors, particularly     For investors who are investing
those investing a substantial       $1 million or more.
amount who plan to hold the
shares for a long period of time.

Sales charge on each purchase of    No sales charge.
3.75% or less, depending on the
amount you invest.

Class A shares have an annual       No annual 12b-1 fee.
12b-1 fee of up to 0.50%.

Class A shares have low annual      Class I shares have low annual
expenses due to a low 12b-1 fee.    expenses.


Class A
If you choose Class A, you will pay a sales charge at the time of each purchase. This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term "offering price" includes the front-end sales charge. If you invest more, the sales charge will be lower. For example, if you invest more than $50,0003, or if your cumulative purchases or the value in your account is more than $50,000, then the sales charge is reduced to 3.00%.

Your investment in                    Sales Charge %        % of Amt.
Class A shares                        of offering price     Invested
Less than $50,000                         3.75%               3.90%
$50,000 but not less than $100,000        3.00%               3.09%
$100,000 but not less than $250,000       2.25%               2.30%
$250,000 but not less than $500,000       1.75%               1.78%
$500,000 but not less than $1,000,000     1.00%               1.01%
$1,000,000 and over                       None*               None*

3 This is called "Rights of Accumulation." The sales charge is calculated by taking into account not only the dollar amount of the new purchase of shares, but also the higher of cost or current value of shares you have previously purchased in Calvert Group Funds that impose sales charges. This automatically applies to your account for each new purchase of Class A shares.

* Purchases of Class A shares at NAV for accounts with $1,000,000 or more are subject to a one year CDSC of 1.00%. See the "Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges."

The Class A front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of registered investment advisers. For details on these and other purchases that may qualify for a reduced sales charge, see Exhibit A.

Class A shares require a minimum account balance of $1,000.

Calculation of Contingent Deferred Sales Charge
Any Class A CDSC will not be charged on shares you received as dividends or from capital gains distributions or on any capital appreciation (gain in the value) of shares that are sold.

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

Class I
If you choose Class I, there is no sales charge, nor a Distribution Plan. The minimum initial investment is $1 million; the minimum subsequent investment is $25,000. Class I shares require a minimum account balance of $1 million. Purchases must be by bank wire.

Distribution and Service Fees
The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution fees for the sale and distribution of its shares. The distribution plan also pays service fees to persons (such as your financial professional) for services provided to shareholders. Because these fees are paid out of a Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see Exhibit B for more service fee information.

The table below shows the maximum annual percentage payable under the distribution plan, and the amount actually paid by the Fund for the most recent fiscal year. The fees are based on average daily net assets of the particular Class.

Maximum Payable Under Plan/Amount Actually Paid

Class A           Class I
0.50%/0.15%       N/A

NEXT STEP - ACCOUNT APPLICATION

Complete and sign an application for each new account. When multiple classes of shares are offered, please specify which class you wish to purchase. For more information, contact your broker or our shareholder services department at 800-368-2748.

FOR CLASS A
Minimum To Open an Account          Minimum additional
                                    Investments
$2,000                              $250

Please make your check payable      Calvert Group
to the Fund and mail it to:         PO Box 419544 (new accounts
                                    - include application)
                                    PO Box 419739 (subsequent
                                    investments - include investment slip)
                                    Kansas City, MO 64141-6544

By Registered,                      Calvert Group
Certified, or                       c/o NFDS
Overnight Mail                      330 West 9th Street
                                    Kansas City, MO 64105-1807

At the Calvert Office               Visit the Calvert Office to make
                                    investments by check. See the back
                                    cover page for the address.

FOR CLASS I
Minimum To Open an Account          Minimum additional
                                    Investments
$1 million                          $25,000

Wire investments to:                State Street Bank and Trust Company
                                    Boston MA
                                    ABA# 011000028
                                    FBO: Calvert Income Fund
                                    Wire Account #99037657
                                    Your name and account number

IMPORTANT - HOW SHARES ARE PRICED
The price of shares is based on the Fund's net asset value ("NAV"). NAV is computed by adding the value of a Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be different, depending on the number of shares outstanding for each class.

Portfolio securities and other assets are valued based on market quotations, except that securities maturing within 60 days are valued at amortized cost. If market quotations are not readily available, securities are valued by a method that the Fund's Board of Trustees believes accurately reflects fair value.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET). The Fund is open for business each day the NYSE is open.

The Fund may hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. The Fund does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

WHEN YOUR ACCOUNT WILL BE CREDITED
Your purchase will be processed at the next NAV calculated after your order is received and accepted. All of your purchases must be made in US dollars and checks must be drawn on US banks. No cash will be accepted. No credit card or credit loan checks will be accepted. The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. As a convenience, check purchases received at Calvert's office in Bethesda, Maryland will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. If your check does not clear your bank, your purchase will be canceled and you will be charged a $10 fee plus any costs incurred. Check or electronic funds transfer purchases will be on hold for up to 10 business days. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share).

OTHER CALVERT GROUP FEATURES

CALVERT INFORMATION NETWORK
For 24 hour performance and account information call 800-368-2745 or visit http://www.calvertgroup.com
You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

ACCOUNT SERVICES
By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, a signature guarantee to verify your signature may be obtained from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

CALVERT MONEY CONTROLLER
Calvert Money Controller allows you to purchase or sell shares by electronic funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new shares will be subject to a hold of up to 10 business days before redemption requests will be honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. Calvert Money Controller transactions returned for insufficient funds will incur a $25 charge.

TELEPHONE TRANSACTIONS
You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for most transactions; please review this statement and verify the accuracy of your transaction immediately.

EXCHANGES
Calvert Group offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:
Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

Shares may only be exchanged for shares of the same class of another Calvert
Fund.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Shareholders (and those managing multiple accounts) who make two purchases and two exchange redemptions of shares of the same Fund during any six-month period will be given written notice and may be prohibited from placing additional investments. This policy does not prohibit a shareholder from redeeming shares of any Fund, and does not apply to trades solely between money market funds.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

COMBINED GENERAL MAILINGS (Householding)
Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. You may request further grouping of accounts to receive fewer mailings. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

SPECIAL SERVICES AND CHARGES
The Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services; for example, the fee for stop payments is $25.

If you are purchasing shares through a program of services offered by a broker/dealer or financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

DIVIDENDS, CAPITAL GAINS AND TAXES

The Fund pays dividends from its net investment income on a monthly basis. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Fund does not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes; dividend payments are anticipated to be generally higher for Class A shares.

Dividend Payment Options
Dividends and any distributions are automatically reinvested in the same Fund at NAV, unless you elect to have amounts of $10 or more paid in cash by check or by Calvert Money Controller (or by wire for Class I shares). Dividends and distributions from any Calvert Group Fund may be automatically invested in an identically registered account in any other Calvert Group Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Fund in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the US Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Buying a Dividend
At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes
In January, the Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Fund will mail you Form 1099-B indicating the total amount of all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information
In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from US government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number
If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 31% of your reportable dividends, and possibly 31% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert Group reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW TO SELL SHARES

You may redeem all or a portion of your shares on any day your Fund is open for business, provided the amount requested is not on hold. When you purchase by check or with Calvert Money Controller (electronic funds transfer), the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemption proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected.

Your shares will be redeemed at the next NAV calculated after your redemption request is received and accepted (less any applicable CDSC). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. Calvert Money Controller redemptions generally will be credited to your bank account on the second business day after your phone call. The Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less. When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed.

Follow these suggestions to ensure timely processing of your redemption request:
By Telephone - call 800-368-2745
You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred or wired to a bank you have previously authorized. A charge of $5 may be imposed on wire transfers of less than $1,000. Class I redemptions must be made by wire.

Written Requests
For Class A, mail to: Calvert Group, P.O. Box 419544, Kansas City, MO
64141-6544
For Class I, mail to: Calvert Institutional Marketing Group, 4550 Montgomery Avenue, Bethesda, Maryland 20814

Your letter should include your account number and Fund and the number of shares or the dollar amount you are redeeming. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Systematic Check Redemptions
If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount sent to you on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed.

Corporations and Associations
Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts
Your letter of instruction should be signed by the Trustee(s) (as Trustee) with a signature guarantee. (If the Trustee's name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days.)

Through your Dealer
Your dealer must receive your request before the close of regular trading on the NYSE to receive that day's NAV. Your dealer will be responsible for furnishing all necessary documentation to Calvert Group and may charge you for services provided.

FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single share by Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. This information has been audited by PricewaterhouseCoopers LLP whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.

Financial Highlights

Calvert Income Fund

                                              Years Ended September 30,
Class A Shares                          1998            1997           1996
Net asset value, beginning            $17.20          $16.47         $16.82
Income from investment
 operations
Net investment income                   1.02            1.02           1.01
Net realized and unrealized
gain (loss)                              .61             .74          (.32)
     Total from investment
operations                              1.63            1.76            .69
Distributions from
Net investment income                 (1.01)          (1.02)         (1.01)
Net realized gain                      (.65)           (.01)              -
In excess of net realized gain             -               -          (.03)
Total distributions                   (1.66)          (1.03)         (1.04)
Total increase (decrease) in net
 asset value                           (.03)             .73          (.35)
Net asset value, ending               $17.17          $17.20         $16.47

Total return*                          9.92%          11.03%          4.21%
Ratios to average net assets:
     Net investment income             5.96%           6.04%          6.02%
     Total expenses+                   1.43%           1.33%          1.26%
     Net expenses                      1.36%           1.26%          1.23%
Portfolio turnover                    3,461%          2,961%           153%
Net assets, ending
(in thousands)                       $41,607         $39,302        $44,431
Number of shares outstanding,
     ending (in thousands)             2,423           2,285          2,698

Calvert Income Fund


                                     Years Ended September 30,
Class A Shares                          1995              1994
Net asset value, beginning            $15.68            $18.41
Income from investment operations
     Net investment income              1.11              1.16
     Net realized and unrealized
     gain (loss)                        1.14            (2.42)
     Total from investment operations               2.25(1.26)
Distributions from
     Net investment income            (1.11)            (1.16)
     Net realized gain                     -             (.31)
     Total distributions              (1.11)            (1.47)
Total increase (decrease) in
     net asset value                    1.14            (2.73)
Net asset value, ending               $16.82            $15.68

Total return*                         14.90%           (6.94%)
Ratios to average net assets:
     Net investment income             6.89%             6.86%
     Total expenses +                  1.26%               N/A
     Net expenses                      1.23%             1.07%
Portfolio turnover                      135%               34%
Net assets, ending (in thousands)    $42,637           $45,936
Number of shares outstanding,
     ending (in thousands)             2,535             2,929

Calvert Income Fund

                                                 Periods Ended
                                         Oct. 29,     Sept. 30,
Class C Shares                               1996         1996
Net asset value, beginning                 $16.19       $16.56
Income from investment operations
     Net investment income                    .01          .74
     Net realized and unrealized gain (loss)  .31        (.42)
     Total from investment operations         .32          .32
Distributions from
     Net investment income                  (.04)        (.66)
     In excess of net realized gain             -        (.03)
     Total distributions                    (.04)        (.69)
Total increase (decrease) in net
 asset value                                  .28        (.37)
Net asset value, ending                    $16.47       $16.19

Total return*                               2.01%        1.96%
Ratios to average net assets:
     Net investment income               3.65%(a)        3.96%
     Total expenses+                     3.29%(a)        3.37%
     Net expenses                        3.26%(a)        3.34%
     Expenses reimbursed                  .63%(a)            -
Portfolio turnover                             2%         153%
Net assets, ending (in thousands)          $1,064       $1,379
Number of shares outstanding,
     ending (in thousands)                     65           85

                                         Years Ended September 30,
Class C Shares                               1995            1994^
Net asset value, beginning                 $15.63           $17.35
Income from investment operations
     Net investment income                    .81              .57
     Net realized and unrealized gain (loss) 1.09           (1.67)
     Total from investment operations        1.90           (1.10)
Distributions from
     Net investment income                  (.97)            (.62)
     In excess of net realized gain             -                -
     Total distributions                    (.97)            (.62)
Total increase (decrease) in net asset value  .93           (1.72)
Net asset value, ending                    $16.56           $15.63

Total return*                              12.58%          (5.47%)
Ratios to average net assets:
     Net investment income                  4.71%         5.62%(a)
     Total expenses +                       3.37%              N/A
     Net expenses                           3.34%         2.65%(a)
     Expenses reimbursed                     .69%         7.29%(a)
Portfolio turnover                           135%              34%
Net assets, ending (in thousands)            $766             $413
Number of shares outstanding,
     ending (in thousands)                     46               26

(a)   Annualized
* Total return is not annualized and does not reflect deduction of any front-end sales charge
+ Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
^ From March 1, 1994 inception
N/A Disclosure not applicable to prior periods.

EXHIBIT A
REDUCED SALES CHARGES (CLASS A ONLY)

You may qualify for a reduced sales charge through several purchase plans available. You must notify the Fund at the time of purchase to take advantage of the reduced sales charge.

Rights of Accumulation can be applied to several accounts
Class A sales charge breakpoints are automatically calculated for each account based on the higher of cost or current value of shares previously purchased. This privilege can be applied to a family group or other qualified group9 upon request. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, based on the higher of cost or current value of shares previously purchased and currently held by all the members of the group.

Letter of Intent
If you (or your group, as described above) plan to purchase $50,000 or more of Calvert Fund shares over the next 13 months, your sales charge may be reduced through a "Letter of Intent." You pay the lower sales charge applicable to the total amount you plan to invest over the 13-month period, excluding any money market fund purchases, instead of the higher 4.75% sales charge. Part of your shares will be held in escrow, so that if you do not invest the amount indicated, you will have to pay the sales charge applicable to the smaller investment actually made. For more information, see the SAI.

Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k)
There is no sales charge on shares purchased for the benefit of a retirement plan under section 457 of the Internal Revenue Code of 1986, as amended ("Code"), or for a plan qualifying under section 403(b) or 401(k) of the Code if, at the time of purchase, (i) Calvert Group has been notified in writing that the 403(b) or 401(k) plan has at least 200 eligible employees and is not sponsored by a K-12 school district, or (ii) the cost or current value of shares a 401(k) plan has in Calvert Group Funds (except money market funds) is at least $1 million.

Neither the Fund, nor Calvert Distributors, Inc. ("CDI"), nor any affiliate thereof will reimburse a plan or participant for any sales charges paid prior to receipt of such written communication and confirmation by Calvert Group. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Group Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

4 A "qualified group" is one which:
         1. has been in existence for more than six months, and
         2. has a purpose other than acquiring shares at a discount, and
         3. satisfies uniform criteria which enable CDI and brokers offering shares to realize economies of scale in distributing such shares.
A qualified group must have more than 10 members, must be available for group meetings between representatives of CDI or brokers distributing shares, and must agree to include sales and other materials relating to the Funds in its publications or mailings to members at reduced or no cost to CDI or brokers. A pension plan is not a qualified group for rights of accumulation.

Other Circumstances
There is no sales charge on shares of any Fund of the Calvert Group of Funds sold to (i) current or retired Directors, Trustees, or Officers of the Calvert Group of Funds, employees of Calvert Group, Ltd. and its affiliates, or their family members; (ii) CSIF Advisory Council Members, directors, officers, and employees of any subadvisor for the Calvert Group of Funds, employees of broker/dealers distributing the Fund's shares and immediate family members of the Council, subadvisor, or broker/dealer; (iii) Purchases made through a Registered Investment Advisor; (iv) Trust departments of banks or savings institutions for trust clients of such bank or institution, (v) Purchases through a broker maintaining an omnibus account with the Fund, provided the purchases are made by (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; or (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; or (c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in section 401(a) or section 403(b) of the I.R.C., and "rabbi trusts."

Dividends and Capital Gain Distributions from other Calvert Group Funds
You may prearrange to have your dividends and capital gain distributions from another Calvert Group Fund automatically invested in another account with no additional sales charge.

Purchases made at NAV
If you make a purchase at NAV, you may exchange that amount to another Calvert Group Fund at no additional sales charge.

Reinstatement Privilege
If you redeem shares and then within 30 days decide to reinvest in the same Fund, you may do so at the net asset value next computed after the reinvestment order is received, without a sales charge. You may use the reinstatement privilege only once. The Fund reserves the right to modify or eliminate this privilege.

EXHIBIT B
SERVICE FEES AND ARRANGEMENTS WITH DEALERS

CDI, the Fund's underwriter, pays dealers a commission, or reallowance (expressed as a percentage of the offering price for Class A, when you purchase shares of the Fund. CDI also pays dealers an ongoing service fee while you own shares of the Fund (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer). The table below shows the amount of payment.

Maximum Commission/Service Fees

Class A
3.00%/0.25%

Occasionally, CDI may reallow to dealers the full Class A front-end sales charge. CDI may also pay additional concessions, including non-cash promotional incentives, such as merchandise or trips, to brokers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Fund and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a broker's registered representatives, advertising or equipment, or to defray the expenses of sales contests. CAMCO, CDI, or their affiliates may pay certain broker-dealers and/or other persons, for the sale and distribution of the securities or for services to the Fund. Payments may include additional compensation based on assets held through that firm beyond the regularly scheduled rates, and finder's fees. CDI pays dealers a finder's fee on Class A shares purchased at NAV in accounts with $1 million or more. The finder's fee is 1% of the NAV purchase amount on the first $2 million, .80% on $2 to $3 million, .50% on $3 to $50 million, .25% on $50 to $100 million, and .15 over $1 million. All payments will be in compliance with the rules of the National Association of Securities Dealers, Inc.

To Open an Account:
800-368-2748

Performance and Prices:
Calvert Information Network
24 hours, 7 days a week
800-368-2745

Service for Existing Accounts:
Shareholders 800-368-2745
Brokers 800-368-2746

TDD for Hearing-Impaired:
800-541-1524

Branch Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

Registered, Certified or
Overnight Mail:
Calvert Group
c/o NFDS
330 West 9th Street
Kansas City, MO 64105

Calvert Group Web-Site Address:
http://www.calvertgroup.com

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for the Fund provides more detailed information about the Fund and is incorporated into this prospectus by reference.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by contacting your broker, or the Fund at:

Calvert Group
4550 Montgomery Ave, Suite 1000N
Bethesda, Md. 20814

Telephone: 1-800-368-2745

Calvert Group Web-Site
Address: http://www.calvertgroup.com

You can review the Fund's reports and SAI at the public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

For a fee, by writing to or calling the Public Reference Room of the Commission, Washington, D.C. 20549-6009, Telephone: 1-800-SEC-0330.

Free from the Commission's Internet website at http://www.sec.gov.

Investment Company Act File No.: 811-3416

CALVERT SOCIALLY
RESPONSIBLE PROSPECTUS

January 31, 1999


About the Funds
2    Investment objective, strategy, past performance
18   Fees and Expenses
22   Principal Investment Practices and Risks

About Social Investing
26   Socially Responsible Investment Criteria
27   Investment Selection Process
31   High Social Impact Investments
31   Special Equities

About Your Investment
32   Subadvisors and Portfolio Managers
34   Advisory Fees
36   How to Buy Shares
36   Getting Started
36   Choosing a Share Class
38   Calculation of CDSC/Waiver
39   Distribution and Service Fees
40   Account Application
41   Important - How Shares are Priced
41   When Your Account Will be Credited
42   Other Calvert Group Features
     (Exchanges, Minimum Account Balance, etc.)
45   Dividends, Capital Gains and Taxes
46   How to Sell Shares
48   Financial Highlights
57   Exhibit A- Reduced Sales Charges (Class A)
59   Exhibit B- Service Fees and
     Other Arrangements with Dealers

--------------------------------------------------------------------------------
FUNDS IN THIS PROSPECTUS

Equity Funds
Calvert Social Investment Fund (CSIF)
     CSIF Balanced
     CSIF Managed Index
     CSIF Equity
Calvert Capital Accumulation
Calvert World Values International Equity
Calvert New Vision Small Cap

Bond and Money Market Funds
Calvert Social Investment Fund (CSIF)
     CSIF Bond
     CSIF Money Market
--------------------------------------------------------------------------------

These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CSIF Balanced (Note: Formerly known as CSIF Managed Growth)

Advisor                              Calvert Asset Management Company, Inc.
Subadvisors:                                 Brown Capital Management, Inc.
                                               NCM Capital Management, Inc.

Objective
CSIF Balanced seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria.

(Note: This objective is subject to shareholder approval expected at a shareholder meeting in late February 1999. Unless and until shareholders approve the new objective, the current objective for CSIF Balanced shall continue in effect, which is CSIF Balanced "seeks to achieve a total return above the rate of inflation, through an actively managed, diversified portfolio of common and preferred stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria.")

Principal investment strategies
The Fund typically invests about 60% of its assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies, while the fixed-income investments are primarily a wide variety of investment grade bonds.

CSIF Balanced invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor rebalances the Fund quarterly to adjust for changes in market value. The Fund is a large-cap, growth-oriented U.S. domestic portfolio, although it may have other investments, including some foreign securities and some mid-cap stocks. For the equity portion, the Fund seeks companies with better than average expected growth rates at lower than average valuations. The fixed-income portion reflects an active trading strategy, seeking total return.

Equity investments are selected by the two Subadvisors, while the Advisor manages the fixed-income assets and determines the overall mix for the Fund depending upon its view of market conditions and economic outlook.

--------------------------------------------------------------------------------
PRINCIPAL RISKS
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

      The stock or bond market goes down
      The individual stocks and bonds in the Fund do not perform as well as expected
      For the fixed-income portion of the Fund, the Advisor's forecast as to interest rates is not correct
      For the foreign securities held in the Fund, if foreign currency values go down versus the U.S. dollar
      The Advisor's allocation among different sectors of the stock and bond markets does not perform as well as expected

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
--------------------------------------------------------------------------------

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. See "Investment Selection Process."


CSIF Balanced Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index and the Lehman Aggregate Bond Index, a widely recognized, unmanaged index of common stock and bonds prices, respectively. It also shows the Fund's returns compared to the Lipper Balanced Funds Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table.

Bar Chart with Year-by-Year Total Return
(Class A return at NAV)
1989          18.73%       1994            -5.50%
1990           1.79%       1995            25.85%
1991          17.79%       1996             9.03%
1992           7.46%       1997            18.92%
1993           5.95%       1998            17.49%

Best Quarter (of periods shown)       Q4 '98     12.42%
Worst Quarter (of periods shown)      Q3 '98     (6.47)%

Average Annual Total Returns (as of 12-31-98)
         (with maximum sales charge deducted)

                                         1 year      5 years   10 years
CSIF Balanced: Class A                   11.92%       11.53%     10.83%
CSIF Balanced: Class B                      N/A          N/A        N/A
CSIF Balanced: Class C                   15.24%          N/A        N/A
S&P 500 Index Monthly Reinvested         28.74%       24.08%     19.20%
Lehman Aggregate Bond Index TR            8.69%        7.27%      9.26%
Lipper Balanced Funds Index              15.09%       13.87%     13.32%

For current yield information call 800-368-2745, or visit Calvert Group's website at www.calvertgroup.com

CSIF Managed Index

Advisor                              Calvert Asset Management Company, Inc.
Subadvisor:                                    State Street Global Advisors

Objective
CSIF Managed Index seeks a total return after expenses which exceeds over time the total return of the Russell 1000 Index. It seeks to obtain this objective while maintaining risk characteristics similar to those of the Russell 1000 Index and through investments in stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees/Directors without shareholder approval.

Principal investment strategies
The Fund invests in stocks that meet the social criteria and creates a portfolio whose characteristics closely resemble the characteristics of the Russell 1000 Index, while emphasizing the stocks which it believes offer the greatest potential of return.

CSIF Managed Index follows an enhanced index management strategy. Instead of passively holding a representative basket of securities designed to match the Russell 1000 Index, the Subadvisor actively uses a proprietary analytical model to attempt to enhance the Fund's performance, relative to the Index. The Fund may purchase stocks not in the Russell 1000 Index, but at least 65% of the Fund's total assets will be invested in stocks that are in the Index. Any investments not in the Index will meet the Fund's social screening criteria and be selected to closely mirror the Index's risk/return characteristics. The Subadvisor rebalances the Fund quarterly to maintain its relative exposure to the Index.

The first step of the investment strategy is to identify those stocks in the Russell 1000 Index which meet the Fund's social screening criteria. From this list of stocks, the Subadvisor chooses stocks that closely mirror the Index in terms of various factors such as industry weightings, capitalization, and yield. Even though certain industries may be eliminated from the Fund by the screens, the factor model permits mathematical substitutes which the Subadvisor expects to mimic the return characteristics of the missing industries and stocks.

--------------------------------------------------------------------------------
PRINCIPAL RISKS
You could lose money on your investment in the Fund, or the Fund could underperform the stock market for any of the following reasons:

      The stock market or the Russell 1000 Index goes down
      The individual stocks in the Fund or the index modeling portfolio do not perform as well as expected
      An index fund has operating expenses; a market index does not. The Fund
     - while expected to track its target index as closely as possible while satisfying its investment and social criteria - will not be able to match the performance of the index exactly

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not sponsored, sold, promoted or endorsed by the Frank Russell Company.
--------------------------------------------------------------------------------

The final step in the process is to apply the Subadvisor's proprietary valuation method which attempts to identify the stocks which have the greatest potential for superior performance. Each security identified for potential investment is ranked according to two separate measures: value and momentum of market sentiment. These two measures combine to create a single composite score of each stock's attractiveness. The Fund is constructed from securities that meet its social criteria, weighted through a mathematical process that seeks to reduce risk vis-a-vis the Russell 1000 Index. The Subadvisor expects to hold between 100 and 150 stocks.

The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Index is adjusted, or reconstituted, annually. As of the latest reconstitution, the average market capitalization of the Russell 1000 was approximately $7.6 billion.

Tracking the Index
The Subadvisor expects a tracking error over time of no more than 2.5%, although there can be no guarantee such results will be achieved. The Fund's ability to track the Index will be monitored by analyzing returns to ensure that the returns are reasonably consistent with Index returns. Any deviations of realized returns from the Index which are in excess of those expected will be analyzed for sources of variance. Where variations are deemed to be systematic or associated with a particular feature of the investment process, the constraints on the Fund associated with that factor may be adjusted to ensure a higher degree of correlation to the Index.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. See "Investment Selection Process."

(No performance results are shown for CSIF Managed Index since its inception was 4/15/98.)

CSIF Equity

Advisor                              Calvert Asset Management Company, Inc.
Subadvisors:                     Atlanta Capital Management Company, L.L.C.

Objective
CSIF Equity seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Fund's investment and social criteria.

Principal investment strategies
The Fund invests primarily in the common stocks of large-cap companies, having, on average, market capitalization of at least $1 billion. Investment returns will be mostly from changes in the price of the Fund's holdings (capital appreciation).

The Subadvisor looks for growing companies with a history of steady earnings growth. Companies are selected based on the Subadvisor's opinion that the company has the ability to sustain growth through growing profitability and that the stock is favorably priced with respect to those growth expectations.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. See "Investment Selection Process."

--------------------------------------------------------------------------------
PRINCIPAL RISKS
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

      The stock market goes down
      The individual stocks in the Fund do not perform as well as expected

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
--------------------------------------------------------------------------------

CSIF Equity Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index. This is a widely recognized, unmanaged index of common stock prices. It also shows the Fund's returns compared to the Lipper Growth Funds Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for each of the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table.

Bar Chart with Year-by-Year Total Return
(Class A return at NAV)
1989          27.45%       1994           -12.06%
1990          -4.87%       1995            20.29%
1991          21.93%       1996            21.68%
1992           8.37%       1997            19.33%
1993           2.13%       1998            10.89%

Best Quarter (of periods shown)       Q1 '98     11.73%
Worst Quarter (of periods shown)      Q3 '98     (17.56)%

Average Annual Total Returns (as of 12-31-98)
         (with maximum sales charge deducted)

                                           1 year    5 years   10 years
CSIF Equity: Class A                        5.62%     10.17%     10.25%
CSIF Equity: Class B                          N/A        N/A        N/A
CSIF Equity: Class C                        8.76%        N/A        N/A
S&P 500 Index Monthly Reinvested           28.74%     24.08%     19.20%
Lipper Growth Funds Index                  25.69%     19.82%     17.21%

Calvert Capital Accumulation

Advisor                              Calvert Asset Management Company, Inc.
Subadvisor:                                  Brown Capital Management, Inc.

Objective
Capital Accumulation seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees/Directors without shareholder approval.

Principal investment strategies
Investments are primarily in the common stocks of mid-size companies. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation.)

The Fund currently defines mid-cap companies as those within the range of market capitalizations of the S & P's Mid-cap 400 Index. Most companies in the Index have a capitalization of $500 million to $10 billion. Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.

The Subadvisor favors companies which have an above market average prospective growth rate, but sell at below market average valuations. The Subadvisor evaluates each stock in terms of its growth potential, the return for risk free investments, and the risk and reward potential for the company to determine a reasonable price for the stock.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. See "Investment Selection Process."

--------------------------------------------------------------------------------
PRINCIPAL RISKS
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

      The stock market goes down
      The individual stocks in the Fund do not perform as well as expected The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
--------------------------------------------------------------------------------

Capital Accumulation Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart shows how the performance of the Fund's Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Standard & Poor's Mid-Cap 400 Index. This is a widely recognized, unmanaged index of common stock prices. It also shows the Fund's returns compared to the Lipper Mid-Cap Funds Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table.

Bar Chart with Year-by-Year Total Return
(Class A return at NAV)
1989             N/A       1994               N/A
1990             N/A       1995            36.75%
1991             N/A       1996             9.37%
1992             N/A       1997            22.02%
1993             N/A       1998            29.35%

Best Quarter (of periods shown)       Q4 '98     25.03%
Worst Quarter (of periods shown)      Q3 '98     (14.00)%

Average Annual Total Returns (as of 12-31-98)
         (with maximum sales charge deducted)

                                           1 year    5 years   10 years
Capital Accumulation: Class A1             23.19%        N/A        N/A
Capital Accumulation: Class B                 N/A        N/A        N/A
Capital Accumulation: Class C              27.34%        N/A        N/A
S&P Mid-Cap 400 Index                      18.25%        N/A        N/A
Lipper Mid-Cap Funds Index                 13.92%        N/A        N/A

1 Since inception "A" (10/31/94) 22.09; S&P Mid Cap 400 Index 22.77; and Lipper Mid-Cap Funds Index 18.36.

Calvert World Values
International Equity Fund

Advisor                              Calvert Asset Management Company, Inc.
Subadvisor:                            Murray Johnstone International, Ltd.

Objective
CWVF International Equity seeks to provide a high total return consistent with reasonable risk by investing primarily in a globally diversified portfolio of stocks that meet the Fund's investment and social criteria.

Principal investment strategies
The Fund invests primarily in the common stocks of mid- to large-cap companies using a value approach. The Fund identifies those countries with markets and economies that it believes currently provide the most favorable climate for investing. The Subadvisor selects countries based on a "20 questions" model which uses macro-and micro-economic inputs to rank the attractiveness of markets in various countries. Within each country, the Subadvisor uses valuation techniques that have been shown to best determine value within that market. In some countries, the valuation process may favor the comparison of price-to-cash-flow while in other countries, price-to-sales or price-to-book may be more useful in determining which stocks are undervalued.

The Fund invests primarily in more developed economies and markets. No more than 5% of Fund assets are invested in the U.S. (excluding High Social Impact and Special Equities investments).

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. See "Investment Selection Process."

--------------------------------------------------------------------------------
PRINCIPAL RISKS
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

      The stock markets go down (including those outside the U.S.)
      The individual stocks in the Fund do not perform as well as expected Foreign currency values go down versus the U.S. dollar

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
--------------------------------------------------------------------------------

CWVF International Equity Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Morgan Stanley Capital International EAFE Index. This is a widely recognized, unmanaged index of common stock prices around the world. It also shows the Fund's returns compared to the Lipper International Funds Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table.

Bar Chart with Year-by-Year Total Return
(Class A return at NAV)
1989             N/A       1994            -2.66%
1990             N/A       1995            11.81%
1991             N/A       1996            12.02%
1992             N/A       1997             6.57%
1993          25.78%       1998            16.10%

Best Quarter (of periods shown)       Q4 '98     17.97%
Worst Quarter (of periods shown)      Q3 '98     (14.82)%

Average Annual Total Returns (as of 12-31-98)
         (with maximum sales charge deducted)

                                           1 year    5 years   10 years
CWVF International Equity: Class A1        10.59%      7.52%        N/A
CWVF International Equity: Class B            N/A        N/A        N/A
CWVF International Equity: Class C         13.92%        N/A        N/A
MSCI EAFE Index GD                         20.33%      9.50%        N/A
Lipper International Funds Index           12.66%      8.59%        N/A

1 Inception "A" (7/31/92) 9.22%; MSCI EAFE Index GD 12.25%; and Lipper International Funds Index 11.75%. The month end date of 7/31/92 is used for comparison purposes only, actual fund inception is 7/2/92.

Calvert New Vision Small Cap

Advisor                              Calvert Asset Management Company, Inc.
Subadvisor:                                     Awad Asset Management, Inc.

Objective
New Vision Small Cap seeks to provide long-term capital appreciation by investing primarily in small-cap stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees/Directors without shareholder approval.

Principal Investment Strategies
At least 65% of the Fund's assets will be invested in the common stocks of small-cap companies. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation).

The Fund currently defines small-cap companies as those with market capitalization of $1 billion or less at the time the Fund initially invests.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. See "Investment Selection Process."

--------------------------------------------------------------------------------
PRINCIPAL RISKS
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

      The stock market goes down
      The individual stocks in the Fund do not perform as well as expected Prices of small-cap stocks may respond to market activity differently than larger more established companies

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
--------------------------------------------------------------------------------

New Vision Small Cap Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Russell 2000 Index. This is a widely recognized, unmanaged index of common stock prices. It also shows the Fund's returns compared to the Lipper Small-Cap Funds Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table.

Bar Chart with Year-by-Year Total Return
(Class A return at NAV)
1989             N/A       1994               N/A
1990             N/A       1995               N/A
1991             N/A       1996               N/A
1992             N/A       1997               N/A
1993             N/A       1998            -9.43%

Best Quarter (of periods shown)       Q2 '97     15.51%
Worst Quarter (of periods shown)      Q3 '98     (21.82)%

Average Annual Total Returns (as of 12-31-98)
         (with maximum sales charge deducted)

                                           1 year    5 years   10 years
New Vision Small Cap: Class A1            -13.75%        N/A        N/A
New Vision Small Cap: Class B                 N/A        N/A        N/A
New Vision Small Cap: Class C             -11.20%        N/A        N/A
Russell 2000 Index TR                      -2.55%        N/A        N/A
Lipper Small-Cap Funds Index               -0.85%        N/A        N/A

1 From inception (1/31/97) -13.73%; Russell 2000 Index TR 8.48%; Lipper Small-Cap Funds Index 5.83%.

CSIF Bond

Advisor:                             Calvert Asset Management Company, Inc.

Objective
CSIF Bond seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and other straight debt securities meeting the Fund's investment and social criteria.

Principal investment strategies
The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its assets in investment grade debt securities.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. See "Investment Selection Process."

--------------------------------------------------------------------------------
PRINCIPAL RISKS
You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

      The bond market goes down
      The individual bonds in the Fund do not perform as well as expected
      The Advisor's forecast as to interest rates is not correct
      The Advisor's allocation among different sectors of the bond market does not perform as well as expected
      The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund. (The Fund's non-diversified status is subject to shareholder approval, expected at a shareholder meeting in late February 1999. Unless and until the shareholders approve the change, the fund will be diversified.)

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
--------------------------------------------------------------------------------

CSIF Bond Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Lehman Aggregate Bond Index . This is a widely recognized, unmanaged index of bond prices. It also shows the Fund's returns compared to the Lipper Corporate Debt Funds A Rated Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table.

Bar Chart with Year-by-Year Total Return
(Class A return at NAV)
1989          13.56%       1994            -5.80%
1990           8.30%       1995            17.39%
1991          15.75%       1996             2.92%
1992           6.72%       1997             9.87%
1993          11.64%       1998             6.13%

Best Quarter (of periods shown)       Q3 '91     5.99%
Worst Quarter (of periods shown)      Q1 '94     (3.57)%

Average Annual Total Returns (as of 12-31-98)
         (with maximum sales charge deducted)

                                           1 year    5 years   10 years
CSIF Bond: Class A                          2.16%      5.02%      8.04%
CSIF Bond: Class B                            N/A        N/A        N/A
CSIF Bond: Class C                            N/A        N/A        N/A
Lehman Aggregate Bond Index TR              8.69%      7.27%      9.26%
Lipper Corporate Debt Funds
     A Rated Index                          7.31%      6.61%      8.85%

CSIF Money Market

Advisor:                             Calvert Asset Management Company, Inc.

Objective
CSIF Money Market seeks to provide the highest level of current income, consistent with liquidity, safety and security of capital, through investment in money market instruments meeting the Fund's investment and social criteria

Principal investment strategies
The Fund invests in high quality, money market instruments, such as commercial paper, variable rate demand notes, corporate, agency and taxable municipal obligations. All investments must comply with the SEC money market fund requirements.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. See "Investment Selection Process."

--------------------------------------------------------------------------------
PRINCIPAL RISKS
The Fund's yield will change in response to market interest rates. In general, as market rates go up so will the Fund's yield, and vice versa. Although the Fund tries to keep the value of its shares constant at $1.00 per share, extreme changes in market rates, and or sudden credit deterioration of a holding could cause the value to decrease. The Fund limits the amount it invests in any one issuer to try to lessen its exposure.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is still possible to lose money by investing in the Fund.
--------------------------------------------------------------------------------

CSIF Money Market Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart shows how the performance has varied from year to year. The table compares the Fund's returns over time to the Lipper Money Market Funds Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Bar Chart with Year-by-Year Total Return
1989           8.80%       1994             3.64%
1990           7.69%       1995             5.25%
1991           5.67%       1996             4.83%
1992           3.27%       1997             4.95%
1993           2.54%       1998             5.14%

Best Quarter (of periods shown)       Q2 '89     2.26%
Worst Quarter (of periods shown)      Q2 '93     0.59%

Average Annual Total Returns (as of 12-31-98)

                                           1 year    5 years   10 years
CSIF Money Market                           4.93%      4.72%      5.14%
Lipper Money Market Funds Index             5.10%      4.90%      5.32%

For current yield information call 800-368-2745, or visit Calvert Group's website at www.calvertgroup.com

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund. Shareholder fees are paid directly from your account; annual Fund operating expenses are deducted from Fund assets.

CLASS A  CSIF                               CSIF       CSIF Capital
Shareholder fees                        Balanced9  Mn. Indx1  Equity9  Accum.9
Maximum sales charge (load)
     imposed on purchases
     (as a percentage of offering price)     4.75       4.75     4.75    4.75
Maximum deferred sales charge (load)        None2      None2    None2    None2
     (as a percentage of purchase or
     redemption proceeds, whichever is lower)
Maximum account fee                                        3

Annual fund operating expenses
Management fees                               .70        .75      .70      .90
Distribution and service (12b-1) fees         .24        .25      .23      .35
Other expenses                                .26        .86      .37      .51
Total annual fund operating expenses         1.20       1.86     1.30     1.76
Fee waiver and/or expense reimbursement5        -      (.61)        -        -
Net Expenses                                 1.20       1.25     1.30     1.76

CLASS A  CWVF                                New      CSIF     CSIF
Shareholder fees                         Int Eq.   Vision10    Bond  Mon. Mkt.
Maximum sales charge (load)
     imposed on purchases
     (as a percentage of offering price)     4.75       4.75     3.75     None
Maximum deferred sales charge (load)        None2      None2    None2     None
     (as a percentage of purchase or
     redemption proceeds, whichever is lower)
Maximum account fee                                                          4

Annual fund operating expenses
Management fees                              1.10       1.00      .55      .50
Distribution and service (12b-1) fees         .25        .25      .20      .00
Other expenses                                .51        .65      .38      .44
Total annual fund operating expenses         1.86       1.90     1.13      .94
Fee waiver and/or expense reimbursement5        -          -        -        -
Net Expenses                                 1.86       1.90     1.13      .89

CLASS B  CSIF                               CSIF       CSIF Capital
Shareholder fees                        Balanced9  Mn. Indx1  Equity9  Accum.9
Maximum sales charge (load)
     imposed on purchases
     (as a percentage of offering price)     None       None     None     None
Maximum deferred sales charge (load)          5%6        5%6      5%6      5%6
     (as a percentage of purchase or
     redemption proceeds, whichever is lower)
Maximum account fee                                        3

Annual fund operating expenses
Management fees                               .70        .75      .70      .90
Distribution and service (12b-1) fees        1.00       1.00     1.00     1.00
Other expenses                               1.96       3.86     2.02     1.52
Total annual fund operating expenses         3.66       5.61     3.72     3.42
Fee waiver and/or expense reimbursement5   (1.16)     (3.11)   (1.16)    (.26)
Net Expenses                                 2.50       2.50     2.56     3.16

CLASS B  CWVF                                New       CSIF    CSIF
Shareholder fees                         Int Eq.   Vision10    Bond Mon. Mkt.
Maximum sales charge (load)
     imposed on purchases
     (as a percentage of offering price)     None       None     None      N/A
Maximum deferred sales charge (load)          5%6        5%6      4%7      N/A
     (as a percentage of purchase or
     redemption proceeds, whichever is lower)
Maximum account fee

Annual fund operating expenses
Management fees                              1.10       1.00      .55      N/A
Distribution and service (12b-1) fees        1.00       1.00     1.00      N/A
Other expenses                               4.01       5.40     6.54      N/A
Total annual fund operating expenses         6.11       7.40     8.09      N/A
Fee waiver and/or expense reimbursement5   (2.95)     (4.39)   (5.59)      N/A
Net Expenses                                 3.16       3.01     2.50      N/A

CLASS C  CSIF                               CSIF       CSIF Capital
Shareholder fees                        Balanced9  Mn. Indx1  Equity9  Accum.9
Maximum sales charge (load)
     imposed on purchases
     (as a percentage of offering price)     None       None     None     None
Maximum deferred sales charge (load)          1%8        1%8      1%8      1%8
     (as a percentage of purchase or
     redemption proceeds, whichever is lower)
Maximum account fee                                        3

Annual fund operating expenses
Management fees                               .70        .75      .70      .90
Distribution and service (12b-1) fees        1.00       1.00     1.00     1.00
Other expenses                                .62       3.07      .62      .75
Total annual fund operating expenses         2.32       4.82     2.32     2.65
Fee waiver and/or expense reimbursement5        -     (2.32)        -        -
Net Expenses                                 2.32       2.50     2.32     2.65

CLASS C  CWVF                                New       CSIF    CSIF
Shareholder fees                         Int Eq.   Vision10    Bond Mon. Mkt.
Maximum sales charge (load)
     imposed on purchases
     (as a percentage of offering price)     None       None     None      N/A
Maximum deferred sales charge (load)          1%8        1%8      1%8      N/A
     (as a percentage of purchase or
     redemption proceeds, whichever is lower)
Maximum account fee

Annual fund operating expenses
Management fees                              1.10       1.00      .55      N/A
Distribution and service (12b-1) fees        1.00       1.00     1.00      N/A
Other expenses                                .81        .93     5.36      N/A
Total annual fund operating expenses         2.91       2.93     6.91      N/A
Fee waiver and/or expense reimbursement5        -          -   (4.41)      N/A
Net Expenses                                 2.91       2.93     2.50      N/A

Explanation of Fees and Expenses Table

1 Expenses are based on estimates for the current fiscal year.
2 Purchases of Class A shares for accounts with $1 million or more are not subject to front-end sales charges, but may be subject to a 1.0% contingent deferred sales charge on shares redeemed within 1 year of purchase. (See "How to Buy Shares - Class A)
3 For each account with a balance of less than $5000 (less than $1000 for IRAs), the Fund charges a monthly account maintenance fee of $1.00.
4 For each account with a balance of less than $1000, the Fund charges a monthly account maintenance fee of $3.00.
5 CAMCO has agreed to waive fees and or reimburse expenses (net of any expense offset arrangements) for certain of the Funds through December 31, 1999: CSIF Money Market, CSIF Balanced (Class B and I), CSIF Equity (Class B and I) CSIF Bond (Class B, C, and I), CSIF Managed Index (Class A, B, C, and I), CWVF International Equity (Class B and I) Capital Accumulation (Class B and I), and New Vision (Class B and I). The contractual expense cap is shown as "Net Expenses", this is the maximum amount that may be charged to the Funds for this period.
6 A contingent deferred sales charge is imposed on the proceeds of Class B shares redeemed within 6 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second and third year, 3% in the fourth year, 2% in the fifth year, and 1% in the sixth year. There is no charge on redemptions of Class B shares held for more than six years. See "Calculation of Contingent Deferred Sales Charge" 7 A contingent deferred sales charge is imposed on the proceeds of Class B shares of CSIF Bond redeemed within 4 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 4% in the first year that shares are held, to 3% in the second, 2% in the third year, and 1% in the fourth year. There is no charge on redemptions of Class B shares held for more than four years. See "Calculation of Contingent Deferred Sales Charge"
8 A contingent deferred sales charge is imposed on the proceeds of Class C shares redeemed within one year. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less. See "Calculation of Contingent Deferred Sales Charge"
9 The Management fees for CSIF Balanced, CSIF Equity, and Calvert Capital Accumulation have been restated to reflect changes expected to be approved by shareholders in early 1999. If shareholders do not approve the changes to the fees, the Management fees and Total annual Fund operating expenses, and Net Expenses, if applicable, would be 0.07% lower for CSIF Balanced, 0.14% lower for CSIF Equity, and 0.01% lower for Capital Accumulation. See "About Calvert Group - Advisory Fees".
10 Expenses for New Vision Small Cap have been restated to reflect expenses expected to be incurred in 1999.

Annual Fund Operating Expenses
Expenses are based on expenses for the Fund's most recent fiscal year, unless otherwise indicated. Management fees include the Subadvisory fees paid by the Advisor ("CAMCO") to the Subadvisors, and, if applicable, the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of CAMCO.

Each Fund's Rule 12b-1 fees include an asset-based sales charge. Thus, long-term shareholders in a Fund may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD").

Example
This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:
          You invest $10,000 in the Fund for the time periods indicated; Your investment has a 5% return each year; and The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of                      Class B      Class B      Class C      Class C
Years Investment                 (with          (no        (with          (no
is Held           Class A     redemp.)     redemp.)     redemp.)     redemp.)
CSIF Balanced
1                     591          753          253          335          235
3                     838        1,414        1,014          724          724
5                   1,103        1,994        1,794        1,240        1,240
10                  1,860        3,286        3,286        2,656        2,656

CSIF Managed Index
1                     596          753          253          353          253
3                     976        1,796        1,396        1,243        1,243
5                   1,379        2,725        2,525        2,236        2,236
10                  2,504        4,570        4,570        4,736        4,736

CSIF Equity
1                     601          759          259          335          235
3                     868        1,431        1,031          724          724
5                   1,154        2,023        1,823        1,240        1,240
10                  1,968        3,351        3,351        2,656        2,656

Capital Accumulation
1                     645          819          319          368          268
3                   1,003        1,427        1,027          823          823
5                   1,384        1,957        1,757        1,405        1,405
10                  2,450        3,309        3,309        2,983        2,983

CWVF International Equity
1                     655          819          319          394          294
3                   1,032        1,950        1,550          901          901
5                   1,433        2,953        2,753        1,533        1,533
10                  2,551        4,870        4,870        3,233        3,233

Calvert New Vision Small Cap
1                     659          804          304          396          296
3                   1,044        2,177        1,777          907          907
5                   1,453        3,381        3,181        1,543        1,543
10                  2,592        5,500        5,500        3,252        3,252

CSIF Bond
1                     486          653          253          353          253
3                     721        2,061        1,861        1,643        1,643
5                     974        3,371        3,371        2,980        2,980
10                  1,698        4,518        4,518        6,105        6,105

CSIF Money Market
1                      91          N/A          N/A          N/A          N/A
3                     295          N/A          N/A          N/A          N/A
5                     515          N/A          N/A          N/A          N/A
10                  1,150          N/A          N/A          N/A          N/A

PRINCIPAL INVESTMENT PRACTICES AND RISKS

The most concise description of each Fund's principal investment strategies and associated risks is under the risk-return summary for each Fund. The Funds are also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques, summarized in the risk-return summary along with certain additional investment techniques and their risks.

For each of the investment practices listed, the table below shows each Fund's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's annual/semi-annual reports.

Key to Table
@        Fund currently uses
0        Permitted, but not typically used
         (% of assets allowable, if restricted)
--       Not permitted
xN       Allowed up to x% of fund's net assets
xT       Allowed up to x% of Fund's total assets
NA       Not applicable to this type of fund

Column 1 = Explanation of Practice
Column 2 = CSIF Balanced
Column 3 = CSIF Managed Index
Column 4 = CSIF Equity
Column 5 = Capital Accumulation
Column 2 = CWVF International Equity
Column 7 = Calvert New Vision Small Cap
Column 8 = CSIF Bond
Column 9 = CSIF Money Market

Investment Practices
-------------------------------------------------------------------------------
Column 1              2      3      4      5      6      7      8      9

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Active Trading        @      0      0      0      0      0      @      NA
Strategy/Turnover
involves selling a
security soon after
purchase. An active
trading strategy
causes a fund to have
higher portfolio
turnover compared to
other funds and
higher transaction
costs, such as
commissions and
custodian and
settlement fees, and
may increase a Fund's
tax liability. Risks:
Opportunity, Market
and Transaction.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Temporary Defensive
Positions.            0      0      0      0      0      0      0      NA
During adverse               (35T)                       (35T)
market, economic or
political conditions,
the Fund may depart
from its principal
investment strategies
by increasing its
investment in U.S.
government securities
and other short-term
interest-bearing
securities. During
times of any
temporary defensive
positions, a Fund may
not be able to
achieve its
investment objective
Risks: Opportunity.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Conventional
Securities            25N    --     25N    @      25N    15T1   25N    NA
Foreign Securities.
Securities issued by
companies located
outside the U.S.
and/or traded
primarily on a
foreign exchange.
Risks: Market,
Currency,
Transaction,
Liquidity,
Information and
Political.
-------------------------------------------------------------------------------

1 New Vision may invest only in American Depositary Receipts (ADRs) - dollar-denominated receipts representing shares of a foreign issuer. ADRs are traded on U.S. exchanges. See the SAI.

-------------------------------------------------------------------------------
Column 1              2      3      4      5      6      7      8      9

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Small Cap Stocks.
Investing in small    0      NA     0      0      0      @      NA     NA
companies involves
greater risk than
with more established
companies. Small cap
stock prices are more
volatile and the
companies often have
limited product
lines, markets,
financial resources,
and management
experience. Risks:
Market, Liquidity and
Information.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Investment grade
bonds. Bonds rated    @      Na     0      0      0      0      @      NA
BBB/Baa or higher or
comparable unrated
bonds. Risks:
Interest Rate, Market
and Credit.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Below-investment      20N3   NA     20N3   10N3   5N3    5N3    20N3   NA
grade bonds. Bonds
rated below BBB/Baa
or comparable unrated
bonds are considered
junk bonds. They are
subject to greater
credit risk than
investment grade
bonds. Risks: Credit,
Market, Interest
Rate, Liquidity and
Information.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Unrated debt          @      NA     0      0      0      0      @      @2
securities. Bonds
that have not been
rated by a recognized
rating agency; the
Advisor has
determined the credit
quality based on its
own research. Risks:
Credit, Market,
Interest Rate,
Liquidity and
Information.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Illiquid securities.
Securities which      15N    15N    15N    15N    15N    15N    15N    10N
cannot be readily
sold because there is
no active market.
Risks: Liquidity,
Market and
Transaction.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Unleveraged
derivative securities @      NA     0      0      0      0      @      @4
Asset-backed
securities.
Securities are backed
by unsecured debt,
such as credit card
debt. These
securities are often
guaranteed or
over-collateralized
to enhance their
credit quality.
Risks: Credit,
Interest Rate and
Liquidity.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Mortgage-backed
securities.           @      NA     0      0      0      0      @      05
Securities are backed
by pools of
mortgages, including
passthrough
certificates, and
other senior classes
of collateralized
mortgage obligations
(CMOs). Risks:
Credit, Extension,
Prepayment, Liquidity
and Interest Rate.

-------------------------------------------------------------------------------

2 Must be money-market eligible under SEC Rule 2a-7.
3 Excludes any high social impact investments.
4 Must be money-market eligible under SEC Rule 2a-7.
5 Must be money-market eligible under SEC Rule 2a-7.

-------------------------------------------------------------------------------
Column 1              2      3      4      5      6      7      8      9

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Unleveraged
derivative
securities, (con't.)
Participation         0      NA     0      0      0      0      0      06
interests. Securities
representing an
interest in another
security or in bank
loans. Risks: Credit,
Interest Rate and
Liquidity.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Leveraged derivative
instruments Currency
contracts. Contracts  0      NA     0      5T     5T     - -    0      NA
involving the right
or obligation to buy
or sell a given
amount of foreign
currency at a
specified price and
future date. Risks:
Currency, Leverage,
Correlation,
Liquidity and
Opportunity.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Options on securities
and indices.          5T     5T     5T     5T     5T     5T     5T     NA
Contracts giving the
holder the right but
not the obligation to
purchase or sell a
security (or the cash
value, in the case of
an option on an
index) at a specified
price within a
specified time. In
the case of selling
(writing) options,
the Funds will write
call options only if
they already own the
security (if it is
"covered"). Risks:
Interest Rate,
Currency, Market,
Leverage,
Correlation,
Liquidity, Credit and
Opportunity.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Futures contract.     0      0      0      0      0      0      0      NA
Agreement to buy or   5N     5N     5N     5N     5N     5N     5N
sell a specific
amount of a commodity
or financial
instrument at a
particular price on a
specific future date.
Risks: Interest Rate,
Currency, Market,
Leverage,
Correlation,
Liquidity and
Opportunity.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Structured securities
Indexed and/or
leveraged             0      NA     NA     NA     0      NA     0      NA
mortgage-backed and
other debt
securities, including
principal-only and
interest-only
securities, leveraged
floating rate
securities, and
others. These
securities tend to be
highly sensitive to
interest rate
movements and their
performance may not
correlate to these
movements in a
conventional fashion.
Risks: Credit,
Interest Rate,
Extension,
Prepayment, Market,
Leverage, Liquidity
and Correlation.
-------------------------------------------------------------------------------

6 Must be money-market eligible under SEC Rule 2a-7.

The Funds have additional investment policies and restrictions that are not principal to their investment strategies (for example, repurchase agreements, real estate investment trusts, borrowing, pledging, and reverse repurchase agreements, securities lending, when-issued securities and short sales.) These policies and restrictions are discussed in the SAI.

Types of Investment Risk

Correlation risk
This occurs when a Fund "hedges"- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk
The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk
Currency risk occurs when a Fund buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Fund's investments are converted to U.S. dollars.

Extension risk
The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk
The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest rate risk
The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk
The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk
The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management risk
This risk exists in all mutual funds and means that a Fund's portfolio management practices might not work to achieve their desired result.

Market risk
The risk that exists in all mutual funds and means the risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk
The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk
The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk
The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current, market rate which may be lower.

Transaction risk
The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

INVESTMENT SELECTION PROCESS
Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria.

Potential investments for a Fund are first selected for financial soundness and then evaluated according to that Fund's social criteria. To the greatest extent possible, Calvert Social Investment Fund (CSIF) and Calvert World Values International Equity Fund (CWVF) seek to invest in companies that exhibit positive accomplishments with respect to one or more of the social criteria. Investments for all Funds must meet the minimum standards for all its financial and social criteria.

Although each Fund's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, CAMCO and the Subadvisors of the Funds believe there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund's investment and social objectives.

The selection of an investment by a Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund's social criteria. Investors are invited to send a brief description of companies they believe might be suitable for investment.

Socially Responsible Investment Criteria

The Funds invest in accordance with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. In addition, we believe that there are long-term benefits in an investment philosophy that demonstrates concern for the environment, labor relations, human rights and community relations. Those enterprises that exhibit a social awareness in these issues should be better prepared to meet future societal needs. By responding to social concerns, these enterprises should not only avoid the liability that may be incurred when a product or service is determined to have a negative social impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to society. These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to seek to provide a positive return to both investors and society as a whole.


Each Fund has developed social investment criteria, detailed below. These criteria represent standards of behavior which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by CAMCO and the Subadvisors. All social criteria may be changed by the Board of Trustees/Directors without shareholder approval.

Calvert Social Investment Fund
CSIF seeks to invest in companies that:

      Deliver safe products and services in ways that sustain our natural environment. For example, CSIF looks for companies that produce energy from renewable resources, while avoiding consistent polluters.


      Manage with participation throughout the organization in defining and achieving objectives. For example, CSIF looks for companies that offer employee stock ownership or profit-sharing plans.

      Negotiate fairly with their workers, provide an environment supportive of their wellness, do not discriminate on the basis of race, gender, religion, age, disability, ethnic origin, or sexual orientation, do not consistently violate regulations of the EEOC, and provide opportunities for women, disadvantaged minorities, and others for whom equal opportunities have often been denied. For example, CSIF considers both unionized and non-union firms with good labor relations.

      Foster awareness of a commitment to human goals, such as creativity, productivity, self-respect and responsibility, within the organization and the world, and continually recreates a context within which these goals can be realized. For example, CSIF looks for companies with an above average commitment to community affairs and charitable giving.

CSIF will not invest in companies that the Advisor determines to be significantly engaged in:

      Production, or the manufacture of equipment, to produce nuclear energy

      Business activities in support of repressive regimes

      Manufacture of weapon systems

      Manufacture of alcoholic beverages or tobacco products

      Operation of gambling casinos

With respect to U.S. government securities, CSIF invests primarily in debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whose purposes further or are compatible with CSIF's social criteria, such as obligations of the Student Loan Marketing Association, rather than general obligations of the U.S. Government, such as Treasury securities.

Calvert International Equity Fund

The spirit of Calvert World Values International Equity Fund's social criteria is similar to CSIF, but the application of the social analysis is significantly different. International investing brings unique challenges in terms of corporate disclosure, regulatory structures, environmental standards, and differing national and cultural priorities. Due to these factors, the CWVF social investment standards are less stringent than those of CSIF.

CWVF seeks to invest in companies that:

      Achieve excellence in environmental management. We select investments that take positive steps toward preserving and enhancing our natural environment through their operations and products. We avoid companies with poor environmental records.

      Have positive labor practices. We consider the International Labor Organization's basic conventions on worker rights as a guideline for our labor criteria. We seek to invest in companies that hire and promote women and ethnic minorities; respect the right to form unions; comply, at a minimum, with domestic hour and wage laws; and provide good health and safety standards. We avoid companies that demonstrate a pattern of engaging in forced, compulsory, or child labor.

CWVF avoids investing in companies that:

      Contribute to human rights abuses in other countries1

      Produce nuclear power or nuclear weapons, or have more than 10% of revenues derived from the production or sale of weapons systems

      Derive more than 10% of revenues from the production of alcohol or tobacco products, but actively seeks to invest in companies whose products or services improve the quality of or access to health care, including public health and preventative medicine

1 CWVF may invest in companies that operate in countries with poor human rights records if we believe the companies are making a positive contribution.

Calvert Capital Accumulation Fund
Calvert New Vision Small Cap Fund

The Funds carefully review company policies and behavior regarding social issues important to quality of life such as:

      environment
      employee relations
      product criteria
      weapons systems
      nuclear energy
      human rights

Both Funds will avoid investing in companies that have:

      Significant or historical patterns of violating environmental regulations, or otherwise have an egregious environmental record

      Significant or historical patterns of discrimination against employees on the basis of race, gender, religion, age, disability or sexual orientation, or that have major labor-management disputes

      Nuclear power plant operators and owners, or manufacturers of key components in the nuclear power process

      Significantly engaged in weapons production (including weapons systems contractors and major nuclear weapons systems contractors)

      Significantly involved in the manufacture of tobacco or alcohol products

      Products or offer services that, under proper use, are considered harmful

The Advisor will seek to review companies' overseas operations consistent with the social criteria stated above.

While Capital Accumulation and New Vision may invest in companies that exhibit positive social characteristics, they make no explicit claims to seek out companies with such practices.

High Social Impact Investments - CSIF Balanced, Bond and Equity, Calvert World Values International Equity, Capital Accumulation and New Vision Small Cap


High Social Impact Investments is a program that targets a percentage of the Fund's assets (up to 1% for each of CSIF Balanced, CSIF Equity and CSIF Bond and New Vision and up to 3% for each of CWVF International Equity and Capital Accumulation) to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development, and economic and social development of urban and rural communities. These types of investments offer a rate of return below the then-prevailing market rate, and are considered illiquid, unrated and below-investment grade. They also involve a greater risk of default or price decline than investment grade securities. However, they have a significant social return by making a tremendous difference in our local communities. High Social Impact Investments are valued under the direction and control of the Fund's Board.

The Funds have received an exemptive order to permit them to invest those assets allocated for investment in high social impact investments through the purchase of Community Investment Notes from the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from Calvert Group, organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets directly in non-profit or not-for-profit community development organizations and community development banks that focus on low income housing, economic development and business development in urban and rural communities.

Special Equities
CSIF Balanced and Calvert World Values International Equity

CSIF Balanced and CWVF International Equity each have a Special Equities investment program that allows the Fund to promote especially promising approaches to social goals through privately placed investments. The investments are generally venture capital investments in small, untried enterprises. The Special Equities Committee of each Fund identifies, evaluates, and selects the Special Equities investments. Special Equities involve a high degree of risk - they are subject to liquidity, information, and if a debt investment, credit risk. Special Equities are valued under the direction and control of the Fund's Board.

About Calvert Group
Calvert Asset Management Company, Inc. (4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814) ("CAMCO") is the Funds' investment advisor and provides day-to-day investment management services to the Funds. It has been managing mutual funds since 1976. CAMCO is the investment advisor for over 25 mutual funds, including the first and largest family of socially screened funds. As of December 31, 1998, CAMCO had $6 billion in assets under management.

CAMCO uses a team approach to its management of CSIF Bond (since February
1997) and the fixed-income assets of CSIF Balanced Portfolio (June 1995). Reno
J. Martini, Senior Vice President and Chief Investment Officer, heads this team and oversees the management of all Calvert Funds for CAMCO. Mr. Martini has over 18 years of experience in the investment industry and has been the head of CAMCO's asset management team since 1985.

Subadvisors and Portfolio Managers
Brown Capital Management, Inc., 809 Cathedral Street, Baltimore, Maryland, has managed part of the equity investments of CSIF Balanced since 1996, and Capital Accumulation since 1994. In 1997, Brown Capital became the sole Subadvisor for Capital Accumulation. It uses a bottom-up approach that incorporates growth-adjusted price earnings, concentrating on mid-/large-cap growth stocks.

Eddie C. Brown, founder and President of Brown Capital Management, Inc., heads the portfolio management team for Capital Accumulation and Brown Capital's portion of CSIF Balanced. He brings over 24 years of management experience to the Funds, and has held positions with T. Rowe Price Associates and Irwing Management Company. Mr. Brown is a frequent panelist on "Wall Street Week with Louis Rukeyser" and is a member of the Wall Street Week Hall of Fame.

NCM Capital Management Group, Inc., 103 West Main Street, Durham, NC 27701, has managed part of the equity investments of CSIF Balanced since 1995. NCM is one of the largest minority-owned investment management firms in the country and provides products in equity fixed income and balanced portfolio management. It is also one of the industry leaders in the employment and training of minority and women investment professionals.

NCM's portfolio management team consists of several members, headed by Maceo
K. Sloan. Mr. Sloan has more than 12 years of experience in the investment industry, and is a frequent panelist on Wall Street Week with Louis Rukeyser.

State Street Global Advisors (SSgA); 225 Franklin St., Boston, MA, was established in 1978 as an investment management division of the State Street Bank and Trust Company. SSgA is a pioneer in the development of domestic and international index funds, and has managed CSIF Managed Index since its inception.

SSgA's portfolio management team consists of several members, headed by Arlene Rockefeller. She joined SSgA in 1982, with 10 years experience in investment computer systems. Ms. Rockefeller is currently Principal and Unit Head of Global Enhanced Equities. She manages a variety of SSgA's equity and tax-free funds.

Atlanta Capital Management Company, L.L.C.; Two Midtown Plaza, Suite 1600, 1360 Peachtree Street, Atlanta, GA 30309 has managed CSIF Equity since September 1998.

Daniel W. Boone, III, C.F.A. heads the Atlanta portfolio management team for CSIF Equity. He is a senior Partner and senior investment professional for Atlanta Capital. He has been with the firm since 1976. He specializes in equity portfolio management and research. Before joining the firm, he held positions with the international firm of Lazard, Freres in New York, and Wellington Management Company. Mr. Boone has earned a MBA from the Wharton School of University of Pennsylvania, where he graduated with distinction, and a B.A. from Davidson College.

Murray Johnstone International, Ltd.; 875 North Michigan Ave., Suite 3415, Chicago, IL 60611. The firm has managed Calvert World Values International Equity Fund since its inception.

Andrew Preston heads the portfolio management team for International Equity. He joined Murray Johnstone International in 1985, and has held positions as investment analyst in the United Kingdom and U.S. Department, and Fund Manager in the Japanese Department. He was appointed director of the company in 1993. Prior to joining Murray Johnstone, he was a member of the Australian Foreign Service and attended University in Australia and Japan.

Awad Asset Management, Inc. (Awad); 250 Park Avenue, New York, NY 10177, a subsidiary of Raymond James & Associates, has managed the New Vision Small Cap Fund since 1997. The firm specializes in the management of small-capitalization growth stocks. They emphasize a growth-at-a-reasonable-price investment philosophy.

James Awad, President of Awad, founded the firm in 1992. He heads the portfolio management team for New Vision Small Cap. Mr. Awad has more than 30 years experience in the investment business, holding positions with firms such as Neuberger & Berman and First Investors Corporation.

Each of the Funds has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Trustees/Directors, to enter into and materially amend contracts with the Fund's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

Advisory Fees

The following table shows the aggregate annual advisory fee paid to CAMCO by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets .

Fund                                     Advisory Fee
CSIF Balanced                              0.62% 2, 5
CSIF Managed Index                         0.60% 3, 4
CSIF Equity                                0.56% 2, 5
CSIF Bond                                  0.55% 1, 2
CSIF Money Market                             0.50% 2
CWVF International Equity                     1.00% 2
Capital Accumulation                       0.79% 2, 5
New Vision Small Cap                          0.90% 2

1 CAMCO waived part of its advisory fee for CSIF Bond. The full contractual rate CSIF Bond was obligated to pay CAMCO for fiscal year 1998 was 0.65%.

2 These advisory agreements are proposed to be changed by a vote of shareholders in February 1999. If approved, the new advisory fee would be:
CSIF Balanced, 0.425%; CSIF Equity, 0.50%; CSIF Bond, 0.35%; CSIF Money Market, 0.30%; CWVF International Equity, 0.75%; Capital Accumulation, 0.65%; and New Vision Small Cap, 0.75%. The proposed lower advisory fee for each Fund, when added to the proposed new administrative services fee, would equal the current advisory fee (excluding the effect of any performance adjustment - see note 5 below)

3 CSIF Managed Index has not had a full year of operations. Its advisory agreement provides for a fee of 0.60% of the Portfolio's first $500 million of average daily net assets and 0.55% of any such assets over $500 million.

4 CSIF Managed Index has a recapture provision under which CAMCO may elect to recapture from the Fund in a later year any fees CAMCO waives or expenses it assumes, subject to certain limitations.

5 CSIF Balanced has a performance adjustment which could cause the fee to be as high as 0.85% or low as 0.55%, depending on its performance relative to the relevant index (CAMCO: Lehman Aggregate Bond; NCM: Russell 3000; Brown: S&P
500). CSIF Equity has a performance adjustment which could cause the fee to be as high as 0.90% or as low as 0.50% depending on its performance relative to the S&P 500 Index. Capital Accumulation has a performance adjustment which could cause the fee to be as high as 0.85% or as low as 0.75%, depending on its performance relative to the S&P 400 Midcap Index. These performance adjustments are proposed to be eliminated by a vote of shareholders in February, 1999.

A Word About the Year 2000 (Y2K) and Our Computer Systems

Like other mutual funds, CAMCO and its service providers use computer systems for all aspects of our business -- processing shareholder and fund transactions, fund accounting, executing trades, and pricing securities just to name a few. Many current software programs cannot distinguish between the year 2000 and the year 1900. This can cause problems with retirement plan distributions, dividend payment software, transaction software, and numerous other areas that could impact the Funds. Calvert Group has been reviewing all of its computer systems for Y2K compliance. Although, at this time, there can be no assurance that there will be no negative impact on the Funds, the Advisor, the underwriter, transfer agent and custodian have advised the Funds that they have been actively working on any necessary changes to their computer systems to prepare for Y2K and expect that their systems, and those of their outside service providers, will be adapted in time for that event. For more information, please visit our website at www.calvertgroup.com

HOW TO BUY SHARES

Getting Started - Before You Open an Account
You have a few decisions to make before you open an account in a mutual fund.

First, decide which fund or funds best suits your needs and your goals.

Second, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gifts/Transfers to Minor Accounts, Traditional, Education and Roth IRAs, Qualified Profit-Sharing and Money Purchase Plans, SIMPLE IRAs, SEP-IRAs, 403(b)(7) accounts, and several other types of accounts. Minimum investments are lower for the retirement plans.

Then decide which class of shares is best for you.

You should make this decision carefully, based on:
          the amount you wish to invest;
          the length of time you plan to keep the investment; and the Class expenses.

Choosing a Share Class

CSIF Money Market offers only one class of shares, which is sold without a sales charge. The other Funds in this prospectus offer three different Classes (Class A, B, or C). This chart shows the difference in the Classes and the general types of investors who may be interested in each Class:

Class A: Front-End Sales    Class B: Deferred Sales   Class C: Deferred Sales
Charge                      Charge for 6 years (4     Charge for 1 year
                            years for CSIF Bond)

For all investors,          For investors who plan    For investors who are
particularly those          to hold the shares at     investing for at least
investing a substantial     least 6 years (4 for      one year, but less than
amount who plan to hold     CSIF Bond). The           six years. The expenses
the shares for a long       expenses of this class    of this Class are
period of time.             are higher than Class     higher than Class A,
                            A, because of the 12b-1   because of the 12b-1
                            fee.                      fee.

Sales charge on each        No sales charge on each   No sales charge on each
purchase of 4.75% or less   purchase, but if you      purchase, but if you
(3.75% or less for CSIF     sell your shares within   sell shares within 1
Bond), depending on the     6 years, you will pay a   year, then you will pay
amount you invest.          deferred sales charge     a deferred sales charge
                            of 5% or less on shares   of 1% at that time.
                            you sell (4% or less on
                            shares of CSIF Bond you
                            sell within 4 years of
                            purchase).

Class A shares have an      Class B shares have an    Class C shares have an
annual 12b-1 fee of up to   annual 12b-1 fee of       annual 12b-1 fee of
0.35%.                      1.00%.                    1.00%.

Class A shares have lower   Your shares will          Class C shares have
annual expenses due to a    automatically convert     higher annual expenses
lower 12b-1 fee.            to Class A shares after   than Class A and there
                            8 years (6 years for      is no automatic
                            CSIF Bond), reducing      conversion to Class A.
                            your future annual
                            expenses.

Purchases of Class A        If you are investing      If you are investing
shares at NAV for           more than $250,000, you   more than $100,000, you
accounts with $1,000,000    should consider           should invest in Class
or more will be subject     investing in Class A or   A.
to a 1.0% deferred sales    C.
charge for 1 year.

Class A
If you choose Class A, you will pay a sales charge at the time of each purchase. This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term "offering price" includes the front-end sales charge. If you invest more, the sales charge will be lower. For example, if you invest more than $50,000, or if your cumulative purchases or the value in your account is more than $50,000,4 then the sales charge is reduced to 3.75%.

CSIF Balanced, CSIF Managed Index, CSIF Equity, Capital Accumulation, CWVF International Equity, and Calvert New Vision Small Cap:
Your investment in                    Sales Charge %        % of Amt.
Class A shares                        of offering price     Invested
Less than $50,000                         4.75%               4.99%
$50,000 but not less than $100,000        3.75%               3.90%
$100,000 but not less than $250,000       2.75%               2.83%
$250,000 but not less than $500,000       1.75%               1.78%
$500,000 but not less than $1,000,000     1.00%               1.01%
$1,000,000 and over                       None*               None*

CSIF Bond
Your investment in                    Sales Charge %        % of Amt.
Class A shares                        of offering price     Invested
Less than $50,000                         3.75%               3.90%
$50,000 but not less than $100,000        3.00%               3.09%
$100,000 but not less than $250,000       2.25%               2.30%
$250,000 but not less than $500,000       1.75%               1.78%
$500,000 but not less than $1,000,000     1.00%               1.01%
$1,000,000 and over                       None*               None*

4 This is called "Rights of Accumulation." The sales charge is calculated by taking into account not only the dollar amount of the new purchase of shares, but also the higher of cost or current value of shares you have previously purchased in Calvert Group Funds that impose sales charges. This automatically applies to your account for each new purchase of Class A shares.

* Purchases of Class A shares at NAV for accounts with $1,000,000 or more are subject to a one year CDSC of 1.00%. See the "Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges."

The Class A front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of registered investment advisers. For details on these and other purchases that may qualify for a reduced sales charge, see Exhibit A.

Class B
If you choose Class B, there is no front-end sales charge like Class A, but if you sell the shares within the first 6 years (or 4 years for CSIF Bond), you will have to pay a "contingent deferred" sales charge ("CDSC"). This means that you do not have to pay the sales charge unless you sell your shares within the first 6 years after purchase (or 4 years for CSIF Bond). Keep in mind that the longer you hold the shares, the less you will have to pay in deferred sales charges.

--------------------------- ---------------------------------- -----------
                            CSIF Balanced
                            CSIF Equity
                            CSIF Managed Index
                            CWVF International Equity
                            Capital Accumulation               CSIF Bond
Time Since Purchase         New Vision Small Cap

--------------------------- ---------------------------------- -----------
                            ---------------------------------- -----------
                            CDSC %                             CDSC %
--------------------------- ---------------------------------- -----------
--------------------------- ---------------------------------- -----------
1st year                    5%                                 4%
--------------------------- ---------------------------------- -----------
--------------------------- ---------------------------------- -----------
2nd year                    4%                                 3%
--------------------------- ---------------------------------- -----------
--------------------------- ---------------------------------- -----------
3rd year                    4%                                 2%
--------------------------- ---------------------------------- -----------
--------------------------- ---------------------------------- -----------
4th year                    3%                                 1%
--------------------------- ---------------------------------- -----------
--------------------------- ---------------------------------- -----------
5th year                    2%                                 None
--------------------------- ---------------------------------- -----------
--------------------------- ---------------------------------- -----------
6th year                    1%                                 None
--------------------------- ---------------------------------- -----------
--------------------------- ---------------------------------- -----------
After 6 years               None                               None
--------------------------- ---------------------------------- -----------

Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges The CDSC will not be charged on shares you received as dividends or from capital gains distributions or on any capital appreciation (gain in the value) of shares that are sold.

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. For example, if you invested $5,000 in CSIF Equity Class B shares three years ago, and it is now worth $5,750, the CDSC will be calculated by taking the lesser of the two values ($5,000), and multiplying it by 4%, for a CDSC of $200. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

The CDSC on Class B Shares will be waived in the following circumstances:

      Redemption upon the death or disability of the shareholder, plan participant, or beneficiary.1
      Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older.2
      The return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the
     Internal Revenue Code.
      Involuntary redemptions of accounts under procedures set forth by the Fund's Board of Trustees/Directors.
      A single annual withdrawal under a systematic withdrawal plan of up to 10% per year of the shareholder's account balance.3

Class C
If you choose Class C, there is no front-end sales charge like Class A, but if you sell the shares within the first year, you will have to pay a 1% CDSC. Class C may be a good choice for you if you plan to buy shares and hold them for at least 1 year, but not more than five or six years.

More on Comparison of Classes
The Example at the beginning of this prospectus compares the expenses of each class, with and without redemptions. The Example includes both direct expenses that you pay, such as the sales charges, and indirect expenses that are paid by each Fund. The indirect expenses include management, shareholder servicing, and 12b-1 fees. These fees may vary from class to class and can impact your total return. Consider your investment goals and time period for investing to help decide which class is best for you.

Distribution and Service Fees
Each Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to pay distribution fees for the sale and distribution of its shares. The distribution plan also pays service fees to persons (such as your financial professional) for services provided to shareholders. Because these fees are paid out of a Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see Exhibit B for more service fee information.

1 "Disability" means a total disability as evidenced by a determination by the federal Social Security Administration.
2 The maximum amount subject to this waiver is based only upon the shareholder's Calvert Group retirement accounts.
3 This systematic withdrawal plan requires a minimum account balance of $50,000 to be established.

The table below shows the maximum annual percentage payable under the distribution plan, and the amount actually paid by each Fund for the most recent fiscal year. The fees are based on average daily net assets of the particular Class.

Maximum Payable under Plan/Amount Actually Paid

CSIF Money Market               0.25%/0.00%

                                 Class A           Class B         Class C

CSIF Balanced                   0.35%/0.24%       1.00%/1.00%     1.00%/1.00%
CSIF Bond                       0.35%/0.20%       1.00%/1.00%     1.00%/1.00%
CSIF Equity                     0.35%/0.23%       1.00%/1.00%     1.00%/1.00%
CSIF Managed Index             0.25%/ 0.25%       1.00%/1.00%     1.00%/1.00%
CWVF International Equity       0.35%/0.25%       1.00%/1.00%     1.00%/1.00%
Capital Accumulation            0.35%/0.35%       1.00%/1.00%     1.00%/1.00%
New Vision Small Cap            0.25%/0.25%       1.00%/1.00%     1.00%/1.00%

NEXT STEP - ACCOUNT APPLICATION

Complete and sign an application for each new account. When multiple classes of shares are offered, please specify which class you wish to purchase. For more information, contact your broker or our shareholder services department at 800-368-2748.

Minimum To Open an Account                  Minimum additional
                                            investments -$250
CSIF Money Market            $1,000
CSIF Balanced                $1,000
CSIF Bond                    $1,000
CSIF Equity                  $1,000

CSIF Managed Index           $5,000

CWVF International Equity    $2,000
Capital Accumulation         $2,000
New Vision Small Cap         $2,000

Please make your check payable
to the Fund and mail it to:
                           New Accounts              Subsequent Investments
                           (include application)     (include investment slip)
                           Calvert Group             Calvert Group
                           P.O. Box 419544           P.O. Box 419739
                           Kansas, City MO           Kansas City, MO
                           64141-6544                64141-6739

By Registered,                      Calvert Group
Certified, or                       c/o NFDS,
Overnight Mail                      330 West 9th St.,
                                    Kansas City, MO 64105-1807

At the Calvert Office               Visit the Calvert Office to make
                                    investments by check. See the back
                                    cover page for the address.

IMPORTANT - HOW SHARES ARE PRICED
The price of shares is based on each Fund's net asset value ("NAV"). NAV is computed by adding the value of a Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be different, depending on the number of shares outstanding for each class.

Portfolio securities and other assets are valued based on market quotations, except that securities maturing within 60 days are valued at amortized cost. CSIF Money Market is valued according to the "amortized cost" method, which is intended to stabilize the NAV at $1 per share. If market quotations are not readily available, securities are valued by a method that the Fund's Board of Trustees/Directors believes accurately reflects fair value.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET). Each Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but purchases cannot be made due to the closure of the banking system.

Some Funds hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. These Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

WHEN YOUR ACCOUNT WILL BE CREDITED
Your purchase will be processed at the next NAV calculated after your order is received in good order. All of your purchases must be made in US dollars and checks must be drawn on US banks. No cash will be accepted. No credit card or credit loan checks will be accepted. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. As a convenience, check purchases received at Calvert's office in Bethesda, Maryland will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. If your check does not clear your bank, your purchase will be canceled and you will be charged a $10 fee plus any costs incurred. Check or electronic funds transfer purchases will be on hold for up to 10 business days. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share).

CSIF Money Market
Your purchase will be credited at the net asset value calculated after your order is received and accepted. If the Transfer Agent receives your wire purchase by 5 p.m. ET, your account will begin earning dividends on the next business day. Exchanges begin earning dividends the next business day after the exchange request is received by mail or telephone. Purchases received by check will begin earning dividends the next business day after they are credited to the account. CSIF Money Market may send monthly statements in lieu of confirmations of purchases and redemptions.

OTHER CALVERT GROUP FEATURES

CALVERT INFORMATION NETWORK
For 24 hour performance and account information call 800-368-2745 or visit http://www.calvertgroup.com
You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

ACCOUNT SERVICES
By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, a signature guarantee to verify your signature may be obtained from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

CALVERT MONEY CONTROLLER
Calvert Money Controller allows you to purchase or sell shares by electronic funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new shares will be subject to a hold of up to 10 business days before redemption requests will be honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. Calvert Money Controller transactions returned for insufficient funds will incur A $25 charge.

TELEPHONE TRANSACTIONS
You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for most transactions; please review this statement and verify the accuracy of your transaction immediately.

EXCHANGES
Calvert Group offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:
Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

Shares may only be exchanged for shares of the same class of another Calvert
Fund.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Shareholders (and those managing multiple accounts) who make two purchases and two exchange redemptions of shares of the same Fund during any six-month period will be given written notice and may be prohibited from placing additional investments. This policy does not prohibit a shareholder from redeeming shares of any Fund, and does not apply to trades solely between money market funds.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

COMBINED GENERAL MAILINGS (Householding)
Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. You may request further grouping of accounts to receive fewer mailings. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

SPECIAL SERVICES AND CHARGES
Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services; for example, the fee for stop payments is $25.

If you are purchasing shares through a program of services offered by a broker/dealer or financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

MINIMUM ACCOUNT BALANCE
Please maintain a balance in each of your Fund accounts of at least $1,000 per class ($5,000 for the CSIF Managed Index). If the balance in your account falls below the minimum during a month, a fee of may be charged to your account (CSIF Money Market, $3.00/month, and CSIF Managed Index, $1.00/month). If the balance in your account falls below the minimum during a month, your account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum, and will be closed or charged if the balance is not brought up to the required minimum amount within 30 days.

DIVIDENDS, CAPITAL GAINS AND TAXES

Each Fund pays dividends from its net investment income as shown below. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes; dividend payments are anticipated to be generally higher for Class A shares.

CSIF Money Market                       Accrued daily, paid monthly
CSIF Bond                               Paid monthly
CSIF Balanced                           Paid quarterly
CSIF Equity                             Paid annually
CSIF Managed Index                      Paid annually
CWVF International Equity               Paid annually
Capital Accumulation                    Paid annually
New Vision Small Cap                    Paid annually

Dividend payment options
Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by Calvert Money Controller). Dividends and distributions from any Calvert Group Fund may be automatically invested in an identically registered account in any other Calvert Group Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Funds in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the US Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Buying a Dividend (Not Applicable to Money Market Funds)
At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes
In January, each Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

For Non-Money Market Funds
You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, these Funds will mail you Form 1099-B indicating the total amount of all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information
In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from US government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number
If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 31% of your reportable dividends, and possibly 31% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert Group reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW TO SELL SHARES

You may redeem all or a portion of your shares on any day your Fund is open for business, provided the amount requested is not on hold. When you purchase by check or with Calvert Money Controller (electronic funds transfer), the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemptions proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected. Drafts written on CSIF Money Market during the hold period will be returned for uncollected funds.
Your shares will be redeemed at the next NAV calculated after your redemption request is received and accepted (less any applicable CDSC). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. Calvert Money Controller redemptions generally will be credited to your bank account on the second business day after your phone call. The Funds have the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the affected Fund, whichever is less. When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but redemptions cannot be made due to the closure of the banking system.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone
You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred or wired to a bank you have previously authorized. A charge of $5 may be imposed on wire transfers of less than $1,000.

Written Requests
Calvert Group, P.O. Box 419544, Kansas City, MO 64141-6544
Your letter should include your account number and fund and the number of shares or the dollar amount you are redeeming. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Draftwriting (CSIF Money Market Portfolio only)
You may redeem shares in your CSIF Money Market Portfolio account by writing a draft for at least $250. If you complete and return the signature card for Draftwriting, the Portfolio will mail bank drafts to you, printed with your name and address. Drafts may not be ordered until your initial purchase has cleared. Generally, there is no charge to you for this service, but CSIF Money Market will charge a service fee for drafts returned for insufficient funds. CSIF Money Market will charge $25 for any stop payment on drafts. As a service to shareholders, shares may be automatically transferred between your Calvert accounts to cover drafts you have written. The signature of only one authorized signer is required to honor a draft.

Systematic Check Redemptions
If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount sent to you on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class B or Class C shares redeemed by Systematic Check Redemption will be subject to the Contingent Deferred Sales Charge.

Corporations and Associations
Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts
Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee's name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days.)

Through your Dealer
Your dealer must receive your request before the close of regular trading on the NYSE to receive that day's NAV. Your dealer will be responsible for furnishing all necessary documentation to Calvert Group and may charge you for services provided.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years (or if shorter, the period of the Fund's operations). Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. This information has been audited by PricewaterhouseCoopers LLP whose report, along with a Fund's financial statements, are included in the Fund's annual report, which is available upon request.

Financial Highlights
CSIF Balanced

                                              Years Ended September 30,
Class A Shares                          1998            1997           1996
Net asset value, beginning            $34.88          $31.35         $32.81
Income from investment operations
     Net investment income               .77             .83            .78
     Net realized and unrealized
       gain (loss)                       .92            5.61           2.28
     Total from investment
       operations                       1.69            6.44           3.06
Distributions from
     Net investment income             (.76)           (.81)          (.77)
     Net realized gain                (3.36)          (2.10)         (3.75)
     Total distributions              (4.12)          (2.91)         (4.52)
Total increase (decrease) in
     net asset value                  (2.43)            3.53         (1.46)
Net asset value, ending               $32.45          $34.88         $31.35

Total return*                          5.50%          21.94%         10.27%
Ratios to average net assets:
     Net investment income             2.27%           2.57%          2.58%
     Total expenses +                  1.13%           1.14%          1.28%
     Net expenses                      1.11%           1.12%          1.26%
     Expenses reimbursed                   -               -           .01%
Portfolio turnover                      185%            215%           111%
Net assets, ending (in thousands)   $673,907        $675,306       $594,482
Number of shares outstanding,
     ending (in thousands)            20,768          19,362         18,964

                                              Years Ended September 30,
Class A Shares                                   1995              1994
Net asset value, beginning                     $28.77            $30.85
Income from investment operations
     Net investment income                        .87               .93
     Net realized and unrealized
       gain (loss)                               4.25            (1.83)
     Total from investment operations            5.12             (.90)
Distributions from
     Net investment income                      (.87)             (.95)
     Net realized gain                          (.21)             (.23)
     Total distributions                       (1.08)            (1.18)
Total increase (decrease) in
     net asset value                             4.04            (2.08)
Net asset value, ending                        $32.81            $28.77

Total return*                                  18.21%           (2.95%)
Ratios to average net assets:
     Net investment income                      2.89%             3.14%
     Total expenses +                           1.28%               N/A
     Net expenses                               1.26%             1.24%
     Expenses reimbursed                         .02%                 -
Portfolio turnover                               114%               34%
Net assets, ending (in thousands)            $560,981          $512,027
Number of shares outstanding,
     ending (in thousands)                     17,099            17,800

Financial Highlights
CSIF Balanced

                                           Period Ended
                                   September 30, 1998 #
Class B Shares
Net asset value, beginning                       $34.37
Income from investment operations
     Net investment income                         0.15
     Net realized and unrealized gain (loss)     (1.90)
     Total from investment operations            (1.75)
Distributions from
     Net investment income                       (0.24)
     Net realized gain                                -
     Total distributions                         (0.24)
Total increase (decrease) in net asset value     (1.99)
Net asset value, ending                          $32.38

Total return*                                   (5.10%)
Ratios to average net assets:
     Net investment income                     1.22%(a)
     Total expenses +                          2.43%(a)
     Net expenses                              2.41%(a)
     Expenses reimbursed                       1.16%(a)
Portfolio turnover                                 185%
Net assets, ending (in thousands)                $2,540
Number of shares outstanding,
     ending (in thousands)                           78

Financial Highlights
CSIF Balanced

                                              Years Ended September 30,
Class C Shares                          1998            1997           1996
Net asset value, beginning            $34.52          $31.05         $32.60
Income from investment operations
     Net investment income               .41             .47            .46
     Net realized and unrealized
       gain (loss)                       .89            5.54           2.17
     Total from investment
       operations                       1.30            6.01           2.63
Distributions from
     Net investment income             (.41)           (.44)          (.43)
     Net realized gain                (3.36)          (2.10)         (3.75)
     Total distributions              (3.77)          (2.54)         (4.18)
Total increase (decrease)
 in net asset value                   (2.47)            3.47         (1.55)
Net asset value, ending               $32.05          $34.52         $31.05

Total return*                          4.35%          20.56%          8.85%
Ratios to average net assets:
     Net investment income             1.16%           1.42%          1.34%
     Total expenses +                  2.25%           2.29%          2.52%
     Net expenses                      2.23%           2.27%          2.50%
     Expenses reimbursed                   -               -           .14%
Portfolio turnover                      185%            215%           111%
Net assets, ending (in thousands)    $11,483          $8,898         $6,715
Number of shares outstanding,
     ending (in thousands)               358             258            216

                                              Years Ended September 30,
Class C Shares                                   1995             1994^
Net asset value, beginning                     $28.65            $30.43
Income from investment operations
     Net investment income                        .54               .51
     Net realized and unrealized gain (loss)     4.20            (1.66)
     Total from investment operations            4.74            (1.15)
Distributions from
     Net investment income                      (.58)             (.63)
     Net realized gain                          (.21)                 -
     Total distributions                        (.79)             (.63)
Total increase (decrease) in net asset value     3.95            (1.78)
Net asset value, ending                        $32.60            $28.65

Total return*                                  16.85%           (3.30%)
Ratios to average net assets:
     Net investment income                      1.61%          1.83%(a)
     Total expenses +                           2.51%               N/A
     Net expenses                               2.50%          2.47%(a)
     Expenses reimbursed                         .42%          1.46%(a)
Portfolio turnover                               114%               34%
Net assets, ending (in thousands)              $4,065            $1,893
Number of shares outstanding,
     ending (in thousands)                        125                66

Footnotes for CSIF Balanced Financial Highlights
(a) = Annualized
+ Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.
^ From March 1, 1994 inception
# From April 1, 1998 inception

Financial Highlights
Managed Index Portfolio

                                              Class A           Class B
                                               Shares            Shares
                                            Periods Ended September 30,
                                              1998 ##           1998 ##
Net asset value, beginning                     $15.00            $15.00
Income from investment operations
     Net investment income                        .02             (.03)
     Net realized and unrealized gain (loss)   (1.48)            (1.49)
     Total from investment operations          (1.46)            (1.52)
Total increase (decrease) in net asset value   (1.46)            (1.52)
Net asset value, ending                        $13.54            $13.48

Total return*                                 (9.73%)          (10.13%)
Ratios to average net assets:
     Net investment income                    .42%(a)         (.98%)(a)
     Total expenses +                        1.01%(a)          2.56%(a)
     Net expenses                             .95%(a)          2.50%(a)
     Expense reimbursed                       .85%(a)          3.05%(a)
Portfolio turnover                                27%               27%
Net assets, ending (in thousands)              $4,401              $975
Number of shares outstanding,
     ending (in thousands)                        325                72

                                              Class C
                                               Shares
                                         Period Ended
                                        September 30,
                                              1998 ^^
Net asset value, beginning                     $14.52
Income from investment operations
     Net investment income                      (.02)
     Net realized and unrealized gain (loss)    (.98)
     Total from investment operations          (1.00)
Total increase (decrease) in net asset value   (1.00)
Net asset value, ending                        $13.52

Total return*                                 (6.89%)
Ratios to average net assets:
     Net investment income                  (.96%)(a)
     Total expenses +                        2.56%(a)
     Net expenses                            2.50%(a)
     Expenses reimbursed                     2.26%(a)
Portfolio turnover                                27%
Net assets, ending (in thousands)                $397
Number of shares outstanding,
     ending (in thousands)                         29

Footnotes for CSIF Managed Index Financial Highlights
(a) = Annualized
+ Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.
^^ From June 1, 1998 inception
## From April 15, 1998 inception

Financial Highlights
Equity Portfolio

                                              Years Ended September 30,
Class A Shares                          1998            1997           1996
Net asset value, beginning            $27.77          $22.54         $21.12
Income from investment operations
     Net investment income             (.04)               -            .03
     Net realized and unrealized
       gain (loss)                    (4.01)            6.73           3.26
Total from investment operations      (4.05)            6.73           3.29
Distributions from
     Net investment income                 -           (.01)          (.06)
     Net realized gain                (3.36)          (1.49)         (1.81)
     Total distributions              (3.36)          (1.50)         (1.87)
Total increase (decrease) in net
       asset value                    (7.41)           $5.23           1.42
Net asset value, ending                20.36          $27.77         $22.54

Total return*                         5.70%)          31.34%         16.62%
Ratios to average net assets:
     Net investment income            (.14%)            .03%           .15%
     Total expenses +                  1.16%           1.21%          1.29%
     Net expenses                      1.07%           1.20%          1.27%
Portfolio turnover                      110%             93%           118%
Net assets, ending (in thousands)   $128,683        $147,002       $101,344
Number of shares outstanding,
     ending (in thousands)             6,320           5,294          4,496

                                              Years Ended September 30,
Class A Shares                                   1995              1994
Net asset value, beginning                     $20.13            $21.43
Income from investment operations
     Net investment income
 .06  .13
     Net realized and unrealized gain (loss)     2.22            (1.04)
     Total from investment operations            2.28             (.91)
Distributions from
     Net investment income                      (.04)             (.28)
     Net realized gain                         (1.25)             (.11)
     Total distributions                       (1.29)             (.39)
Total increase (decrease) in net asset value      .99            (1.30)
Net asset value, ending                        $21.12            $20.13

Total return*                                  12.43%           (4.33%)
Ratios to average net assets:
     Net investment income                       .32%             .65%%
     Total expenses +                           1.38%               N/A
     Net expenses                               1.36%             1.27%
     Portfolio turnover                           35%               94%
Net assets, ending (in thousands)             $90,951           $92,970
Number of shares outstanding,
     ending (in thousands)                      4,307             4,620

Financial Highlights
Equity Portfolio

                                         Period Ended
                                        September 30,
Class B Shares                                 1998 #
Net asset value, beginning                     $26.01
Income from investment operations
     Net investment income                      (.09)
     Net realized and unrealized gain (loss)   (5.66)
     Total from investment operations          (5.75)
Total increase (decrease) in net asset value   (5.75)
Net asset value, ending                        $20.26

Total return*                                (22.11%)
Ratios to average net assets:
     Net investment income                 (1.55%)(a)
     Total expenses +                        3.19%(a)
     Net expenses                            2.56%(a)
     Expenses reimbursed                      .93%(a)
Portfolio turnover                               110%
Net assets, ending (in thousands)              $1,670
Number of shares outstanding,
     ending (in thousands)                         82

Financial Highlights
Equity Portfolio

                                              Years Ended September 30,
Class C Shares                          1998            1997           1996
Net asset value, beginning            $26.37          $21.71         $20.66
Income from investment operations.
     Net investment income (loss)      (.16)           (.05)          (.16)
     Net realized and unrealized
       gain (loss)                    (3.85)            6.21           3.04
     Total from investment operations (4.01)            6.16           2.88
Distributions from
     Net investment income                 -           (.01)          (.02)
     Net realized gain                 3.36)          (1.49)         (1.81)
     Total distributions              (3.36)          (1.50)         (1.83)
Total increase (decrease) in net
       asset value                    (7.37)            4.66           1.05
Net asset value, ending               $19.00          $26.37         $21.71

Total return*                       (16.47%)          29.84%         14.85%
Ratios to average net assets:
     Net investment income (loss)    (1.17%)         (1.08%)        (1.42%)
     Total expenses +                  2.21%           2.31%          2.86%
     Net expenses                      2.09%           2.30%          2.85%
Portfolio turnover                      110%             93%           118%
Net assets, ending (in thousands)     $5,981          $6,249         $2,996
Number of shares outstanding,
     ending (in thousands)               315             237            138

                                            Periods Ended September 30,
Class C Shares                                   1995             1994^
Net asset value, beginning                     $19.98            $22.12
Income from investment operations.
     Net investment income                      (.03)             (.06)
     Net realized and unrealized gain (loss)     2.05            (2.08)
     Total from investment operations            2.02            (2.14)
Distributions from
     Net investment income                      (.09)                 -
     Net realized gain                         (1.25)                 -
     Total distributions                       (1.34)                 -
Total increase (decrease) in net asset value      .68            (2.14)
Net asset value, ending                        $20.66            $19.98

Total return*                                  11.16%           (9.14%)
Ratios to average net assets:
     Net investment income (loss)              (.84%)        (1.06%)(a)
     Total expenses +                           2.51%               N/A
     Net expenses                               2.50%          2.75%(a)
     Expenses reimbursed                        1.07%          4.60%(a)
Portfolio turnover                                35%               94%
Net assets, ending (in thousands)              $1,802              $670
Number of shares outstanding,
     ending (in thousands)                         87                34

Footnotes for CSIF Equity Financial Highlights
(a) = Annualized
+ Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.
^ From March 1, 1994 inception
# From April 1, 1998 inception

Financial Highlights
Calvert Capital Accumulation

                                                  Years Ended September 30,
Class A Shares                                        1998             1997
Net asset value, beginning                          $27.21           $22.55
Income from investment operations
     Net investment income (loss)                    (.25)            (.25)
     Net realized and unrealized gain (loss)           .96             4.91
     Total from investment operations                  .71             4.66
Distributions from
     Net investment income                               -                -
     Net realized gain                              (2.49)                -
         Total distributions                        (2.49)                -
Total increase (decrease) in net asset value        (1.78)             4.66
Net asset value, ending                             $25.43           $27.21

Total return *                                       3.37%           20.67%
Ratios to average net assets:
     Net investment income (loss)                  (1.08%)          (1.09%)
     Total expenses +                                1.74%            1.91%
     Net expenses                                    1.61%            1.85%
     Expenses reimbursed                                 -                -
Portfolio turnover                                     77%             126%
Net assets, ending (in thousands)                  $75,068          $54,751
Number of shares outstanding ending
     (in thousands)                                  2,952            2,012

                                                Periods ended September 30,
Class A Shares                                        1996            1995^
Net asset value, beginning                          $21.48           $15.00
Income from investment operations
     Net investment income (loss)                    (.24)            (.11)
     Net realized and unrealized gain (loss)          1.88             6.61
     Total from investment operations                 1.64             6.50
Distributions from
     Net investment income                               -            (.02)
     Net realized gain                               (.57)                -
         Total distributions                         (.57)            (.02)
Total increase (decrease) in net asset value          1.07             6.48
Net asset value, ending                             $22.55           $21.48

Total return*                                        7.92%           43.40%
Ratios to average net assets:
     Net investment income (loss)                  (1.56%)       (1.55%)(a)
     Total expenses+                                 2.16%         2.35%(a)
     Net expenses                                    1.98%         2.06%(a)
     Expenses reimbursed                                 -          .05%(a)
Portfolio turnover                                    114%              95%
Net assets, ending (in thousands)                  $39,834          $16,111
Number of shares outstanding, ending
     (in thousands)                                  1,767              750

Financial Highlights
Calvert Capital Accumulation

                                                  Period Ended
                                                 September 30,
Class B Shares                                          1998 #
Net asset value, beginning                              $28.39
Income from investment operations
     Net investment income (loss)                        (.16)
     Net realized and unrealized gain (loss)            (2.95)
         Total from investment operations               (3.11)
Distributions from
     Net investment income                                   -
     Net realized gain                                       -
         Total distributions                                 -
Total increase (decrease) in net asset value            (3.11)
Net asset value, ending                                 $25.28

Total return*                                         (10.95)%
Ratios to average net assets:
     Net investment income (loss)                      (2.62%)
     Total expenses+                                     3.31%
     Net expenses                                        3.01%
     Expenses reimbursed                                  .26%
Portfolio turnover                                         77%
Net assets, ending (in thousands)                       $3,311
Number of shares outstanding, ending (in thousands)        131

Financial Highlights
Calvert Capital Accumulation

                                                  Years Ended September 30,
Class C Shares                                        1998             1997
Net asset value, beginning                          $26.64           $22.34
Income from investment operations
     Net investment income (loss                     (.40)            (.47)
     Net realized and unrealized gain (loss)           .88             4.77
     Total from investment operations                  .48             4.30
Distributions from
     Net investment income                               -                -
     Net realized gain                              (2.49)                -
         Total distributions                        (2.49)                -
Total increase (decrease) in net asset value        (2.01)             4.30
Net asset value, ending                             $24.63           $26.64

Total return*                                        2.52%           19.25%
Ratios to average net assets:
     Net investment income (loss)                  (1.98%)          (2.30%)
     Total expenses+                                 2.75%            3.11%
     Net expenses                                    2.50%            3.05%
     Expenses reimbursed                                 -                -
Portfolio turnover                                     77%             126%
Net assets, ending (in thousands)                   $6,548           $4,184
Number of shares outstanding, ending (in thousands)    266              157

                                                Periods Ended September 30,
Class C Shares                                        1996            1995^
Net asset value, beginning                          $21.55           $15.00
Income from investment operations
     Net investment income (loss)                    (.55)            (.15)
     Net realized and unrealized gain (loss)          1.91             6.70
         Total from investment operations             1.36             6.55
Distributions from
     Net investment income                               -                -
     Net realized gain                               (.57)                -
         Total distributions                         (.57)                -
Total increase (decrease) in net asset value           .79             6.55
Net asset value, ending                             $22.34           $21.55

Total return*                                        6.56%           43.67%
Ratios to average net assets:
     Net investment income (loss)                  (2.82%)       (3.13%)(a)
     Total expenses +                                3.42%         3.79%(a)
     Net expenses                                    3.24%         3.50%(a)
     Expenses reimbursed                                 -         2.79%(a)
Portfolio turnover                                    114%              95%
Net assets, ending (in thousands)                   $3,164           $1,992
Number of shares outstanding, ending
     (in thousands)                                    142               92

Footnotes for Calvert Capital Accumulation Financial Highlights
(a) = Annualized
+ Ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
* Total return does not reflect deduction of any front-end or deferred sales charge.
^ From October 31, 1994 inception
# From April 1, 1998 inception

Financial Highlights
Calvert World Values International Equity

                                                    Years Ended September 30,
Class A Shares                                 1998         1997         1996
Net asset value, beginning                   $22.06       $18.62       $17.62
Income from investment operations
     Net investment income                    (.06)          .10          .04
     Net realized and unrealized gain (loss) (2.11)         3.81         1.53
         Total from investment operations    (2.05)         3.91         1.57
Distributions from
     Net investment income                    (.06)        (.05)        (.13)
     Excess of net investment income              -            -            -
     Net realized gain (loss)                (1.38)        (.42)        (.44)
         Total distributions                 (1.44)        (.47)        (.57)
Total increase (decrease) in net asset value (3.49)         3.44         1.00
Net asset value, ending                      $18.57       $22.06       $18.62

Total return*                               (9.29%)       21.44%        9.22%
Ratios to average net assets:
     Net investment income (loss)              .27%         .51%         .23%
     Total expenses+                          1.86%        1.91%        1.95%
     Net expenses                             1.80%        1.76%        1.81%
     Expenses reimbursed                          -            -            -
Portfolio turnover                              84%          58%          96%
Net assets, ending (in thousands)          $195,192     $225,169     $194,032
Number of shares outstanding,
     ending (in thousands)                   10,510       10,207       10,422

                                                    Years Ended September 30,
Class A Shares                                              1995         1994
Net asset value, beginning                                $17.99       $16.35
Income from investment operations
     Net investment income                                   .11            -
     Net realized and unrealized gain (loss)                 .38         2.14
         Total from investment operations                    .49         2.14
Distributions from
     Net investment income                                     -        (.03)
     Excess of net investment income                           -        (.04)
     Net realized gains                                    (.86)        (.43)
         Total distributions                               (.86)        (.50)
Total increase (decrease) in net asset value               (.37)         1.64
Net asset value, ending                                   $17.62       $17.99

Total return*                                              3.19%       13.44%
Ratios to average net assets:
     Net investment income (loss)                           .68%       (.04%)
     Total expenses +                                      1.93%          N/A
     Net expenses                                          1.79%        1.96%
     Expenses reimbursed                                       -         .04%
Portfolio turnover                                           73%          78%
Net assets, ending (in thousands)                       $191,586     $175,543
Number of shares outstanding,
     ending (in thousands)                                10,876        9,755

Financial Highlights
Calvert World Values International Equity
                                                    Period Ended
                                                   September 30,
Class B Shares                                            1998^^
Net asset value, beginning                                $21.83
Income from investment operations
     Net investment income                                 (.05)
     Net realized and unrealized gain (loss)              (3.30)
         Total from investment operations                 (3.35)
Total increase (decrease) in net asset value              (3.35)
Net asset value, ending                                   $18.48

Total return*                                           (15.35%)
Ratios to average net assets:
     Net investment income (loss)                      (.99%)(a)
     Total expenses +                                   3.22%(a)
     Net expenses                                       3.16%(a)
     Expenses reimbursed                                2.89%(a)
Portfolio turnover                                           84%
Net assets, ending (in thousands).                          $879
Number of shares outstanding,
     ending (in thousands)                                    48

Financial Highlights
Calvert World Values International Equity

                                                    Years Ended September 30,
Class C Shares                                 1998         1997         1996
Net asset value, beginning                   $21.39       $18.20       $17.28
Income from investment operations
     Net investment income                    (.13)        (.07)        (.15)
     Net realized and unrealized gain (loss) (2.05)         3.68         1.51
         Total from investment operations    (2.18)         3.61         1.36
Distributions from
     Net realized gain (loss)                (1.38)        (.42)        (.44)
         Total distributions                 (1.38)        (.47)        (.57)
Total increase (decrease) in net asset value (3.56)         3.19          .92
Net asset value, ending                      $17.83       $21.39       $18.20

Total return*                              (10.22%)       20.22%        8.07%
Ratios to average net assets:
     Net investment income (loss)            (.79%)       (.47%)       (.88%)
     Total expenses+                          2.91%        2.91%        3.08%
     Net expenses                             2.85%        2.76%        2.93%
     Expenses reimbursed                          -            -            -
Portfolio turnover                              84%          58%          96%
Net assets, ending (in thousands)            $8,043       $8,799       $6,779
Number of shares outstanding,
     ending (in thousands)                      451          411          373

                                                    Years Ended September 30,
Class C Shares                                              1995        1994^
Net asset value, beginning                                $17.86       $18.24
Income from investment operations
     Net investment income                                 (.05)       (.06 )
     Net realized and unrealized gain (loss)                 .32        (.32)
         Total from investment operations                    .27        (.38)
Distributions from
     Net realized gains                                    (.85)            -
         Total distributions                               (.85)            -
Total increase (decrease) in net asset value               (.58)        (.38)
Net asset value, ending                                   $17.28       $17.86

Total return*                                              1.95%      (1.27%)
Ratios to average net assets:
     Net investment income (loss)                         (.47%)   (1.16%)(a)
     Total expenses +                                      3.12%          N/A
     Net expenses                                          2.99%     3.32%(a)
     Expenses reimbursed                                    .13%      .50%(a)
Portfolio turnover                                           73%          78%
Net assets, ending (in thousands)                         $6,061       $3,620
Number of shares outstanding,
     ending (in thousands)                                   351          203

Footnotes for Calvert World Values International Equity Financial Highlights
(a) Annualized
* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.
+ Effective September 30,1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
^  From March 1, 1994 inception.
^^  From April 1, 1998 inception.
N/A Disclosure not applicable to prior periods.

Financial Highlights
Calvert New Vision Small Cap

                                            Periods Ended September 30,
Class A Shares                                   1998             1997^
Net asset value, beginning                     $15.65            $15.00
Income from investment operations
     Net investment income (loss)               (.02)             (.05)
     Net realized and unrealized gain (loss)   (3.55)               .70
     Total from investment operations          (3.57)               .65
Distributions from
     Net investment income                          -                 -
     Net realized gain                          (.04)                 -
     Total distributions                        (.04)                 -
Total increase (decrease) in net asset value   (3.61)               .65
Net asset value, ending                        $12.04            $15.65
Total return*                                (22.86%)             4.33%
Ratios to average net assets:
     Net investment income (loss)              (.17%)         (.71%)(a)
     Total expenses +                           1.82%         1.36% (a)
     Net expenses                               1.71%           .90%(a)
     Expenses reimbursed                         .06%          3.36%(a)
Portfolio turnover                                68%              196%
Net assets, ending (in thousands)             $61,765            $3,260
Number of shares outstanding,
ending (in thousands)                           5,129               208

                           Period Ended September 30,
Class B Shares                                  1998#
Net asset value, beginning                     $16.18
Income from investment operations
     Net investment income (loss)               (.05)
     Net realized and unrealized gain (loss)   (4.12)
     Total from investment operations          (4.17)
Distributions from
     Net investment income                          -
     Net realized gain                              -
     Total distributions                            -
Total increase (decrease) in net asset value   (4.17)
Net asset value, ending                        $12.01

Total return*                                (25.77%)
Ratios to average net assets:
     Net investment income (loss)          (1.39%)(a)
     Total expenses +                        3.40%(a)
     Net expenses                            2.99%(a)
     Expenses reimbursed                     4.28%(a)
Portfolio turnover                                68%
Net assets, ending (in thousands)                $523
Number of shares outstanding,
ending (in thousands)                              44

                                            Periods Ended September 30,
Class C Shares                                   1998             1997^
Net asset value, beginning                     $15.62            $15.00
Income from investment operations
     Net investment income (loss)               (.15)             (.10)
     Net realized and unrealized gain (loss)   (3.48)               .72
     Total from investment operations          (3.63)               .62
Distributions from
     Net investment income                          -                 -
     Net realized gain                          (.04)                 -
     Total distributions                        (.04)                 -
Total increase (decrease) in net asset value   (3.67)               .62
Net asset value, ending                        $11.95            $15.62

Total return*                                (23.31%)             4.13%
Ratios to average net assets:
     Net investment income (loss)             (1.15%)         (.95%)(a)
     Total expenses +                           2.78%          1.47%(a)
     Net expenses                               2.64%          1.15%(a)
     Expenses reimbursed                         .16%          9.44%(a)
Portfolio turnover                                68%              196%
Net assets, ending (in thousands)              $7,097              $318
Number of shares outstanding,
ending (in thousands)                             594                20

Footnotes for Calvert New Vision Small Cap Financial Highlights
(a) Annualized
* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.
+ Ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
^  From January 31, 1997 inception.
#  From April 1, 1998 inception.

Financial Highlights
Bond Portfolio

                                              Years Ended September 30,
Class A Shares                          1998            1997           1996
Net asset value, beginning            $16.64          $16.06         $16.34
Income from investment operations
     Net investment income               .95             .96            .92
     Net realized and unrealized
       gain (loss)                       .41             .58          (.29)
     Total from investment
operations                              1.36            1.54            .63
Distributions from
     Net investment income             (.96)           (.96)          (.91)
     Net realized gain                 (.16)               -              -
     Total distributions              (1.12)           (.96)          (.91)
Total increase (decrease) in
       net asset value                   .24             .58          (.28)
Net asset value, ending               $16.88          $16.64         $16.06

Total return*                          8.46%           9.89%          3.96%
Ratios to average net assets:
     Net investment income             5.69%           5.85%          5.60%
     Total expenses +                  1.14%           1.23%          1.29%
     Net expenses                      1.07%           1.19%          1.26%
Portfolio turnover                      620%            319%            22%
Net assets, ending (in thousands)    $65,807         $59,656        $62,259
Number of shares outstanding,
     ending (in thousands)             3,897           3,585          3,876

                                              Years Ended September 30,
Class A Shares                                   1995              1994
Net asset value, beginning                     $15.49            $17.77
Income from investment operations
     Net investment income                        .96               .94
     Net realized and unrealized gain (loss)      .91            (1.81)
     Total from investment operations            1.87             (.87)
Distributions from
     Net investment income                      (.93)             (.94)
     Net realized gain                          (.06)             (.47)
     Tax return of capital                      (.03)                 -
     Total distributions                       (1.02)            (1.41)
Total increase (decrease) in net asset value      .85            (2.28)
Net asset value, ending                        $16.34            $15.49

Total return*                                  12.57%           (5.18%)
Ratios to average net assets:
     Net investment income                      6.04%             5.64%
     Total expenses +                           1.24%               N/A
     Net expenses                               1.22%             1.10%
Portfolio turnover                                29%               19%
Net assets, ending (in thousands)             $62,929           $61,573
Number of shares outstanding,
     ending (in thousands)                      3,850             3,976

Financial Highlights
Bond Portfolio

                                         Period Ended
                                         September 30
Class B Shares                                  1998#
Net asset value, beginning                     $16.69
Income from investment operations
     Net investment income                        .36
     Net realized and unrealized gain (loss)       19
     Total from investment operations              55
Distributions from
     Net investment income                      (.40)
Total increase (decrease) in net asset value       15
Net asset value, ending                        $16.84

Total return*                                   3.36%
Ratios to average net assets:
     Net investment income                   4.14%(a)
     Total expenses +                        2.55%(a)
     Net expenses                            2.50%(a)
     Expenses reimbursed                     5.53%(a)
Portfolio turnover                               620%
Net assets, ending (in thousands)                $557
Number of shares outstanding,
     ending (in thousands)                         33

                                         Period Ended
                                        September 30,
Class C Shares                                 1998^^
Net asset value, beginning                     $16.81
Income from investment operations
     Net investment income                        .21
     Net realized and unrealized gain (loss)      .08
     Total from investment operations             .29
Distributions from
     Net investment income                      (.26)
Total increase (decrease) in net asset value      .03
Net asset value, ending                        $16.84

Total return*                                   1.75%
Ratios to average net assets:
     Net investment income                   4.06%(a)
     Total expenses +                        2.74%(a)
     Net expenses                            2.50%(a)
     Expenses reimbursed                     4.35%(a)
Portfolio turnover                               620%
Net assets, ending (in thousands)                $399
Number of shares outstanding,
     ending (in thousands)                         24

Footnotes for CSIF Bond Financial Highlights
(a) = Annualized
+ Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.
^^ From June 1, 1998 inception
# From April 1, 1998 inception

Financial Highlights
Money Market Portfolio

                                              Years Ended September 30,
                                        1998            1997           1996
Net asset value, beginning             $1.00           $1.00          $1.00
Income from investment operations
     Net investment income              .049            .048           .048
Distributions from
     Net investment income            (.049)          (.048)         (.048)

Net asset value, ending                $1.00           $1.00          $1.00

Total return                           5.02%           4.89%          4.88%
Ratios to average net assets:
     Net investment income             4.92%           4.79%          4.77%
     Total expenses +                   .89%            .89%           .89%
     Net expenses                       .87%            .87%           .87%
     Expenses reimbursed                .05%            .11%           .21%
Net assets, ending (in thousands)   $172,701        $166,111       $166,516
Number of shares outstanding,
     ending (in thousands)           172,739         166,163        166,569


                                              Years Ended September 30,
                                                 1995              1994
Net asset value, beginning                      $1.00             $1.00
Income from investment operations
     Net investment income                       .050              .031
Distributions from
     Net investment income                     (.050)            (.031)
Net asset value, ending                         $1.00             $1.00

Total return                                    5.13%             3.13%
Ratios to average net assets:
     Net investment income                      5.03%             3.07%
     Total expenses +                            .89%               N/A
     Net expenses                                .87%              .87%
     Expenses reimbursed                         .18%              .18%
Net assets, ending (in thousands)            $153,996          $143,779
Number of shares outstanding,
     ending (in thousands)                    154,044           143,826

Footnotes for CSIF Money Market Financial Highlights
+ Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.

EXHIBIT A
REDUCED SALES CHARGES (CLASS A ONLY)

You may qualify for a reduced sales charge through several purchase plans available. You must notify the Fund at the time of purchase to take advantage of the reduced sales charge.

Rights of Accumulation can be applied to several accounts
Class A sales charge breakpoints are automatically calculated for each account based on the higher of cost or current value of shares previously purchased. This privilege can be applied to a family group or other qualified group* upon request. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, based on the higher of cost or current value of shares previously purchased and currently held by all the members of the group.

Letter of Intent
If you (or your group, as described above) plan to purchase $50,000 or more of Calvert Fund shares over the next 13 months, your sales charge may be reduced through a "Letter of Intent." You pay the lower sales charge applicable to the total amount you plan to invest over the 13-month period, excluding any money market fund purchases, instead of the higher 4.75% sales charge. Part of your shares will be held in escrow, so that if you do not invest the amount indicated, you will have to pay the sales charge applicable to the smaller investment actually made. For more information, see the SAI.

Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k)
There is no sales charge on shares purchased for the benefit of a retirement plan under section 457 of the Internal Revenue Code of 1986, as amended ("Code"), or for a plan qualifying under section 403(b) or 401(k) of the Code if, at the time of purchase, (i) Calvert Group has been notified in writing that the 403(b) or 401(k) plan has at least 200 eligible employees and is not sponsored by a K-12 school district, or (ii) the cost or current value of shares a 401(k) plan has in Calvert Group of Funds (except money market funds) is at least $1 million.

Neither the Funds, nor Calvert Distributors, Inc. ("CDI"), nor any affiliate thereof will reimburse a plan or participant for any sales charges paid prior to receipt of such written communication and confirmation by Calvert Group. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Group Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

* A "qualified group" is one which:
1.    has been in existence for more than six months, and
2.    has a purpose other than acquiring shares at a discount, and
3. satisfies uniform criteria which enable CDI and brokers offering shares to realize economies of scale in distributing such shares.

A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or brokers distributing shares, must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to CDI or brokers. A pension plan is not a qualified group for rights of accumulation.

Other Circumstances
There is no sales charge on shares of any Fund of the Calvert Group of Funds sold to (i) current or retired Directors, Trustees, or Officers of the Calvert Group of Funds, employees of Calvert Group, Ltd. and its affiliates, or their family members; (ii) CSIF Advisory Council Members, directors, officers, and employees of any subadvisor for the Calvert Group of Funds, employees of broker/dealers distributing the Fund's shares and immediate family members of the Council, subadvisor, or broker/dealer; (iii) Purchases made through a Registered Investment Advisor; (iv) Trust departments of banks or savings institutions for trust clients of such bank or institution, (v) Purchases through a broker maintaining an omnibus account with the Fund, provided the purchases are made by (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; or (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; or (c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in section 401(a) or section 403(b) of the I.R.C., and "rabbi trusts."

Established Accounts
Shares of CSIF Balanced may be sold at net asset value to you if your account was established on or before July 17, 1986.

Dividends and Capital Gain Distributions from other Calvert Group Funds
You may prearrange to have your dividends and capital gain distributions from another Calvert Group Fund automatically invested in another account with no additional sales charge.

Purchases made at NAV
Except for money market funds, if you make a purchase at NAV, you may exchange that amount to another Calvert Group Fund at no additional sales charge.

Reinstatement Privilege
If you redeem shares and then within 30 days decide to reinvest in the same Fund, you may do so at the net asset value next computed after the reinvestment order is received, without a sales charge. You may use the reinstatement privilege only once. The Funds reserve the right to modify or eliminate this privilege.

EXHIBIT B
SERVICE FEES AND ARRANGEMENTS WITH DEALERS

Calvert Distributors, Inc., each Fund's underwriter, pays dealers a commission, or reallowance (expressed as a percentage of the offering price for Class A, and a percentage of amount invested for Class B and C) when you purchase shares of non-money market funds. CDI also pays dealers an ongoing service fee while you own shares of that Fund (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer). The table below shows the amount of payment which differs depending on the Class.

                                    Maximum Commission/Service Fees

CSIF Money Market             None/0.25%

                                 Class A           Class B         Class C*

CSIF Balanced                   4.00%/0.25%       4.00%/0.25%     1.00%/1.00%
CSIF Bond                       3.00%/0.25%       3.00%/0.25%     1.00%/1.00%
CSIF Equity                     4.00%/0.25%       4.00%/0.25%     1.00%/1.00%
CSIF Managed Index              4.00%/0.25%       4.00%/0.25%     1.00%/1.00%
CWVF International Equity       4.00%/0.25%       4.00%/0.25%     1.00%/1.00%
Capital Accumulation            4.00%/0.25%       4.00%/0.25%     1.00%/1.00%
New Vision Small Cap            4.00%/0.25%       4.00%/0.25%     1.00%/1.00%

*Class C pays dealers a service fee of 0.25% and additional compensation of 0.75% for a total of 1.00%.

Occasionally, CDI may reallow to dealers the full Class A front-end sales charge. CDI may also pay additional concessions, including non-cash promotional incentives, such as merchandise or trips, to brokers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Funds and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a broker's registered representatives, advertising or equipment, or to defray the expenses of sales contests. CAMCO, CDI, or their affiliates may pay certain broker-dealers and/or other persons, for the sale and distribution of the securities or for services to the Fund. Payments may include additional compensation based on assets held through that firm beyond the regularly scheduled rates, and finder's fees. CDI pays dealers a finder's fee on Class A shares purchased at NAV in accounts with $1 million or more (excluding CSIF Money Market.) The finder's fee is 1% of the NAV purchase amount on the first $2 million, .80% on $2 to $3 million, .50% on $3 to $50 million, .25% on $50 to $100 million, and .15 over $1 million. All payments will be in compliance with the rules of the National Association of Securities Dealers, Inc.

To Open an Account:
800-368-2748

Performance and Prices:
Calvert Information Network
24 hours, 7 days a week
800-368-2745

Service for Existing Accounts:
Shareholders 800-368-2745
Brokers 800-368-2746

TDD for Hearing-Impaired:
800-541-1524

Branch Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

Registered, Certified or
Overnight Mail:
Calvert Group
c/o NFDS
330 West 9th Street
Kansas City, MO 64105

Calvert Group Web-Site
Address: http://www.calvertgroup.com

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund and is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your broker, or the Funds at:

Calvert Group
4550 Montgomery Ave, Suite 1000N
Bethesda, Md. 20814

Telephone: 1-800-368-2745

Calvert Group Web-Site
Address: http://www.calvertgroup.com

You can review the Funds' reports and SAIs at the public Reference Room of the Securities and Exchange Commission. You can get text only copies:

For a fee, by writing to or calling the Public Reference Room of the Commission, Washington, D.C. 20549-6009, Telephone: 1-800-SEC-0330.

Free from the Commission's Internet website at http://www.sec.gov.

Investment Company Act file:     no. 811- 3334 (CSIF)
                                 no. 811- 06563 (CWVF International Equity and
Capital Accumulation)
                                 no. 811- 3416 (New Vision)

                    CALVERT SOCIALLY RESPONSIBLE PROSPECTUS
                                January 31, 1999
                         Class I (Institutional) Shares


         o Calvert Social Investment Fund (CSIF) Balanced
         o CSIF Managed Index
         o CSIF Equity
         o CSIF Bond
         o Calvert Capital Accumulation
         o Calvert World Values International Equity
         o Calvert New Vision Small Cap


These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Note: Class I shares may not be available in all Funds. Please call 1-800-327-2109 for availability.

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TABLE OF CONTENTS

About the Funds
     Investment objective, strategy, past performance        2
     Fees and Expenses                                       9
     Principal Investment Practices and Risks               10
About Social Investing
     Investment Selection Process and
     Socially Responsible Investment Criteria               13
     High Social Impact Investments                         15
     Special Equities                                       15
About Your Investment
     Subadvisors and Portfolio Managers                     15
     Advisory Fees                                          16
     How to Open an Account                                 17
     Important - How Shares are Priced                      17
     When Your Account Will be Credited                     17
     Other Calvert Group Features
     (Exchanges, Minimum Account Balance, etc.)             17
     Dividends, Capital Gains and Taxes                     18
     How to Sell Shares                                     19
     Financial Highlights                                   20

CSIF Balanced (Note: Formerly known as CSIF Managed Growth)

Advisor
Calvert Asset Management Company, Inc.
Subadvisors                                  Brown Capital Management, Inc.
                                               NCM Capital Management, Inc.

Objective
CSIF Balanced seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria.

(Note: This objective is subject to shareholder approval expected at a shareholder meeting in late February, 1999. Unless and until shareholders approve the new objective, the current objective for CSIF shall continue in effect, which is CSIF Balanced "seeks to achieve a total return above the rate of inflation, through an actively managed, diversified portfolio of common and preferred stocks, bonds and money market instruments, which offer income and capital growth opportunity and which satisfy the investment and social criteria.)

Principal investment strategies
The Fund typically invests about 60% of its assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies, while the fixed-income investments are primarily a wide variety of investment grade bonds. CSIF Balanced invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor rebalances the Fund quarterly to adjust for changes in market value. The Fund is a large-cap, growth-oriented U.S. domestic portfolio, although it may have other investments, including some foreign securities and some mid-cap stocks. For the equity portion, the Fund seeks companies with better than average expected growth rates at lower than average valuations. The fixed-income portion reflects an active trading strategy, seeking total return and focuses on a duration target approximating the Lehman Aggregate Bond Index.

Equity investments are selected by the two Subadvisors, while the Advisor manages the fixed-income assets and determines the overall mix for the Fund depending upon its view of market conditions and economic outlook.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. See "Investment Selection Process."

--------------------------------------------------------------------------------
Principal risks:
--------------------------------------------------------------------------------
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:
         o The stock or bond market goes down
         o The individual stocks and bonds in the Fund do not perform as well as expected
         o For the fixed-income portion of the Fund, the Advisor's forecast as to interest rates is not correct
         o For the foreign securities held in the Fund, if foreign currency values go down versus the U.S. dollar
         o The Advisor's allocation among different sectors of the stock and bond markets does not perform as well as expected

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table
The bar chart and table below show the Fund's annual returns and its long-term performance. Because Class I shares were not offered prior to 1999, the chart shows the performance of the Class A shares at NAV. Class I returns would have been similar, except for its lower expenses. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index and the Lehman Aggregate Bond Index. It also shows the Fund's returns compared to the Lipper Balanced Funds Index. The average total return table shows returns for Class A shares with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. Again, Class I returns would have been similar, except for lower expenses and no sales charges. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Bar Chart with Year-by-Year Total Return
(Class A return at NAV)
1989          18.73%       1994            -5.50%
1990           1.79%       1995            25.85%
1991          17.79%       1996             9.03%
1992           7.46%       1997            18.92%
1993           5.95%       1998            17.49%

Best Quarter (of periods shown)       Q4 '98     12.42%
Worst Quarter (of periods shown)      Q3 '98     (6.47)%

Average Annual Total Returns (as of 12-31-98)
         (with maximum Class A sales charge deducted)

                                         1 year      5 years   10 years
CSIF Balanced: Class A                   11.92%       11.53%     10.83%
S&P 500 Index Monthly Reinvested         28.74%       24.08%     19.20%
Lehman Aggregate Bond Index TR            8.69%        7.27%      9.26%
Lipper Balanced Funds Index              15.09%       13.87%     13.32%

(Note: Class I shares have no sales charge.)

For current yield information call 800-368-2745, or visit Calvert Group's website at www.calvertgroup.com

CSIF Managed Index

Advisor                              Calvert Asset Management Company, Inc.
Subadvisor                                     State Street Global Advisors

Objective
CSIF Managed Index seeks a total return after expenses which exceeds over time the total return of the Russell 1000 Index. It seeks to obtain this objective while maintaining risk characteristics similar to those of the Russell 1000 Index and through investments in stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees/Directors without shareholder approval.

Principal investment strategies:
The Fund invests in stocks that meet the social criteria and creates a portfolio whose characteristics closely resemble the characteristics of the Russell 1000 Index, while emphasizing the stocks which it believes offer the greatest potential of return.

CSIF Managed Index follows an enhanced index management strategy. Instead of passively holding a representative basket of securities designed to match the Russell 1000 Index, the Subadvisor actively uses a proprietary analytical model to attempt to enhance the Fund's performance, relative to the Index. The Fund may purchase stocks not in the Russell 1000 Index, but at least 65% of the Fund's total assets will be invested in stocks that are in the Index. Any investments not in the Index will meet the Fund's social screening criteria and be selected to closely mirror the Index's risk/return characteristics. The Subadvisor rebalances the Fund quarterly to maintain its relative exposure to the Index.

The first step of the investment strategy is to identify those stocks in the Russell 1000 Index which meet the Fund's social screening criteria. From this list of stocks, the Subadvisor chooses stocks that closely mirror the Index in terms of various factors such as industry weightings, capitalization, and yield. Even though certain industries may be eliminated from the Fund by the screens, the factor model permits mathematical substitutes which the Subadvisor expects to mimic the return characteristics of the missing industries and stocks.

The final step in the process is to apply the Subadvisor's proprietary valuation method which attempts to identify the stocks which have the greatest potential for superior performance. Each security identified for potential investment is ranked according to two separate measures: value and momentum of market sentiment. These two measures combine to create a single composite score of each stock's attractiveness. The Fund is constructed from securities that meet its social criteria, weighted through a mathematical process that seeks to reduce risk vis-a-vis the Russell 1000 Index. The Subadvisor expects to hold between 100 and 150 stocks.

The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Index is adjusted, or reconstituted, annually. As of the latest reconstitution, the average market capitalization of the Russell 1000 was approximately $7.6 billion.

Tracking the Index
The Subadvisor expects a tracking error over time of no more than 2.5%, although there can be no guarantee such results will be achieved. The Fund's ability to track the Index will be monitored by analyzing returns to ensure that the returns are reasonably consistent with Index returns. Any deviations of realized returns from the Index which are in excess of those expected will be analyzed for sources of variance. Where variations are deemed to be systematic or associated with a particular feature of the investment process, the constraints on the Fund associated with that factor may be adjusted to ensure a higher degree of correlation to the Index.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. See "Investment Selection Process."

--------------------------------------------------------------------------------
Principal risks:
--------------------------------------------------------------------------------

You could lose money on your investment in the Fund, or the Fund could underperform the stock market for any of the following reasons:

o        The stock market or the Russell 1000 Index goes down
o The individual stocks in the Fund or the index modeling portfolio do not perform as well as expected
o An index fund has operating expenses; a market index does not. The Fund - while expected to track its target index as closely as possible while satisfying its own investment and social criteria - will not be able to match the performance of the index exactly

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not sponsored, sold, promoted or endorsed by the Frank Russell Company.

(No performance results are shown for CSIF Managed Index since its inception was 4/15/98.)

CSIF Equity

Advisor                              Calvert Asset Management Company, Inc.
Subadvisors                      Atlanta Capital Management Company, L.L.C.

Objective
CSIF Equity seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Fund's investment and social criteria.

Principal investment strategies:
The Fund invests primarily in the common stocks of large-cap companies having, on average, market capitalization of at least $1 billion. Investment returns will be mostly from changes in the price of the Fund's holdings (capital appreciation).

The Subadvisor looks for growing companies with a history of steady earnings growth. Companies are selected based on the Subadvisor's opinion that the company has the ability to sustain growth through growing profitability and that the stock is favorably priced with respect to those growth expectations.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. See "Investment Selection Process."

--------------------------------------------------------------------------------
Principal risks:
--------------------------------------------------------------------------------
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

o        The stock market goes down
o        The individual stocks in the Fund do not perform as well as expected

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table
The bar chart and table below show the Fund's annual returns and its long-term performance. Because Class I shares were not offered prior to 1999, the chart shows the performance of the Class A shares at NAV. Class I returns would have been similar, except for its lower expenses. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index. It also shows the Fund's returns compared to the Lipper Growth Funds Index. The average total return table shows returns for Class A shares with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. Again, Class I returns would have been similar, except for lower expenses and no sales charges. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Bar Chart with Year-by-Year Total Return
(Class A return at NAV)
1989          27.45%       1994           -12.06%
1990          -4.87%       1995            20.29%
1991          21.93%       1996            21.68%
1992           8.37%       1997            19.33%
1993           2.13%       1998            10.89%

Best Quarter (of periods shown)       Q1 '98     11.73%
Worst Quarter (of periods shown)      Q3 '98     (17.56)%

Average Annual Total Returns (as of 12-31-98)
         (with maximum Class A sales charge deducted)

                                           1 year    5 years   10 years
CSIF Equity: Class A                        5.62%     10.17%     10.25%
S&P 500 Index Monthly Reinvested           28.74%     24.08%     19.20%
Lipper Growth Funds Index                  25.69%     19.82%     17.21%

(Note: Class I shares have No sales charge)

Calvert Capital Accumulation

Advisor                              Calvert Asset Management Company, Inc.
Subadvisor                                   Brown Capital Management, Inc.

Objective
Capital Accumulation seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees/Directors without shareholder approval.

Principal investment strategies
Investments are primarily in the common stocks of mid-size companies.
Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation.) The Fund currently defines mid-cap companies as those within the range of market capitalizations of the S & P's Mid-cap 400 Index. Most companies in the Index have a capitalization of $500 million to $10 billion. Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.

The Subadvisor favors companies which have an above market average prospective growth rate, but sell at below market average valuations. The Subadvisor evaluates each stock in terms of its growth potential, the return for risk free investments and the risk and reward potential for the company to determine a reasonable price for the stock.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. See "Investment Selection Process."

--------------------------------------------------------------------------------
Principal risks
--------------------------------------------------------------------------------
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

o The stock market goes down
o The individual stocks in the Fund do not perform as well as expected
o The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table
The bar chart and table below show the Fund's annual returns and its long-term performance. Because Class I shares were not offered prior to 1999, the chart shows the performance of the Class A shares at NAV. Class I returns would have been similar, except for its lower expenses. The table compares the Fund's performance over time to that of the Standard & Poor's Mid-Cap 400 Index. It also shows the Fund's returns compared to the Lipper Mid-Cap Funds Index. The average total return table shows returns for Class A shares with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. Again, Class I returns would have been similar, except for lower expenses and no sales charges. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Bar Chart with Year-by-Year Total Return
(Class A return at NAV)
1989             N/A       1994               N/A
1990             N/A       1995            36.75%
1991             N/A       1996             9.37%
1992             N/A       1997            22.02%
1993             N/A       1998            29.35%

Best Quarter (of periods shown)       Q4 '98     25.03%
Worst Quarter (of periods shown)      Q3 '98     (14.00)%

Average Annual Total Returns (as of 12-31-98)
         (with maximum Class A sales charge deducted)

                                           1 year    5 years   10 years
Capital Accumulation: Class A1             23.19%        N/A        N/A
S&P Mid-Cap 400 Index                      18.25%        N/A        N/A
Lipper Mid-Cap Funds Index                 13.92%        N/A        N/A

1 Since inception "A" (10/31/94) 22.09; S&P Mid Cap 400 Index 22.77; and Lipper Mid-Cap Funds Index 18.36.

(Note: Class I shares have No sales charge)

Calvert World Values International Equity Fund

Advisor                              Calvert Asset Management Company, Inc.
Subadvisor                             Murray Johnstone International, Ltd.

Objective
CWVF International Equity seeks to provide a high total return consistent with reasonable risk by investing primarily in a globally diversified portfolio of stocks that meet the Fund's investment and social criteria.

Principal investment strategies
The Fund identifies those countries with markets and economies that it believes currently provide the most favorable climate for investing. The Fund invests primarily in the common stocks of mid- to large-cap companies using a value approach. The Subadvisor selects countries based on a "20 questions" model which uses macro- and micro-economic inputs to rank the attractiveness of markets in various countries. Within each country, the Subadvisor uses valuation techniques that have been shown to best determine value within that market. In some countries, the valuation process may favor the comparison of price-to-cash-flow while in other countries, price-to-sales or price-to-book may be more useful in determining which stocks are undervalued.

The Fund invests primarily in more developed economies and markets. No more than 5% of Fund assets are invested in the U.S. (excluding High Social Impact and Special Equities investments).

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. See "Investment Selection Process."

--------------------------------------------------------------------------------
Principal risks:
--------------------------------------------------------------------------------
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

o The stock markets (including those outside the U.S.) go down
o The individual stocks in the Fund do not perform as well as expected
o Foreign currency values go down versus the U.S. dollar

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table
The bar chart and table below show the Fund's annual returns and its long-term performance. Because Class I shares were not offered prior to 1999, the chart shows the performance of the Class A shares at NAV. Class I returns would have been similar, except for its lower expenses. The table compares the Fund's performance over time to that of the Morgan Stanley Capital International EAFE Index. It also shows the Fund's returns compared to the Lipper International Funds Index. The average total return table shows returns for Class A shares with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. Again, Class I returns would have been similar, except for lower expenses and no sales charges. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Bar Chart with Year-by-Year Total Return
(Class A return at NAV)
1989             N/A       1994            -2.66%
1990             N/A       1995            11.81%
1991             N/A       1996            12.02%
1992             N/A       1997             6.57%
1993          25.78%       1998            16.10%

Best Quarter (of periods shown)       Q4 '98     17.97%
Worst Quarter (of periods shown)      Q3 '98     (14.82)%

Average Annual Total Returns (as of 12-31-98)
         (with maximum Class A sales charge deducted)

                                           1 year    5 years   10 years
CWVF International Equity: Class A1        10.59%      7.52%        N/A
MSCI EAFE Index GD                         20.33%      9.50%        N/A
Lipper International Funds Index           12.66%      8.59%        N/A

1 Inception "A" (7/31/92) 9.22%; MSCI EAFE Index GD 12.25%; and Lipper International Funds Index 11.75%. The month end date of 7/31/92 is used for comparison purposes only, actual fund inception is 7/2/92.

(Note: Class I shares have No sales charge)

Calvert New Vision Small Cap

Advisor                              Calvert Asset Management Company, Inc.
Subadvisor                                      Awad Asset Management, Inc.

Objective
New Vision Small Cap seeks to provide long-term capital appreciation by investing primarily in small-cap stocks that meets the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees/Directors without shareholder approval.

Principal Investment Strategies
At least 65% of the Fund's assets will be invested in the common stocks of small-cap companies. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation). The Fund currently defines small-cap companies as those with market capitalization of $1 billion or less at the time the Fund initially invests.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. See "Investment Selection Process."

--------------------------------------------------------------------------------
Principal risks
--------------------------------------------------------------------------------
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

o The stock market goes down
o The individual stocks in the Fund do not perform as well as expected
o Prices of small-cap stocks may respond to market activity differently than larger more established companies

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. Because Class I shares were not offered prior to 1999, the chart shows the performance of the Class A shares at NAV. Class I returns would have been similar, except for its lower expenses. The table compares the Fund's performance over time to that of the Russell 2000 Index. It also shows the Fund's returns compared to the Lipper Small-Cap Funds Index. The average total return table shows returns for Class A shares with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. Again, Class I returns would have been similar, except for lower expenses and no sales charges. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Bar Chart with Year-by-Year Total Return
(Class A return at NAV)
1989             N/A       1994               N/A
1990             N/A       1995               N/A
1991             N/A       1996               N/A
1992             N/A       1997               N/A
1993             N/A       1998            -9.43%

Best Quarter (of periods shown)       Q2 '97     15.51%
Worst Quarter (of periods shown)      Q3 '98     (21.82)%

Average Annual Total Returns (as of 12-31-98)
         (with maximum Class A sales charge deducted)

                                           1 year    5 years   10 years
New Vision Small Cap: Class A1            -13.75%        N/A        N/A
Russell 2000 Index TR                      -2.55%        N/A        N/A
Lipper Small-Cap Funds Index               -0.85%        N/A        N/A

1 From inception (1/31/97) -13.73%; Russell 2000 Index TR 8.48%; Lipper Small-Cap Funds Index 5.83%.

(Note: Class I shares have No sales charge)

CSIF Bond

Advisor                              Calvert Asset Management Company, Inc.

Objective
CSIF Bond seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and other straight debt securities meeting the Fund's investment and social criteria.

Principal investment strategies:
The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its assets in investment grade debt securities.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. See "Investment Selection Process."

--------------------------------------------------------------------------------
Principal risks:
--------------------------------------------------------------------------------
You could lose money on your investment in the Fund, or the Fund could underperform , most likely for any of the following reasons:

o The bond market goes down
o The individual bonds in the Fund do not perform as well as expected
o The Advisor's forecast as to interest rates is not correct
o The Advisor's allocation among different sectors of the bond market does not perform as well as expected
o The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.
(The Fund's non-diversified status is subject to shareholder approval expected at a shareholder meeting in late February 1999. Unless and until the shareholders approve the changes, the Fund will be diversified.)

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table
The bar chart and table below show the Fund's annual returns and its long-term performance. Because Class I shares were not offered prior to 1999, the chart shows the performance of the Class A shares at NAV. Class I returns would have been similar, except for its lower expenses. The table compares the Fund's performance over time to that of the Lehman Aggregate Bond Index. It also shows the Fund's returns compared to the Lipper Corporate Debt Funds A Rated Index. The average total return table shows returns for Class A shares with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. Again, Class I returns would have been similar, except for lower expenses and no sales charges. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Bar Chart with Year-by-Year Total Return
(Class A return at NAV)
1989          13.56%       1994            -5.80%
1990           8.30%       1995            17.39%
1991          15.75%       1996             2.92%
1992           6.72%       1997             9.87%
1993          11.64%       1998             6.13%

Best Quarter (of periods shown)       Q3 '91     5.99%
Worst Quarter (of periods shown)      Q1 '94     (3.57)%

Average Annual Total Returns (as of 12-31-98)
         (with maximum Class A sales charge deducted)

                                           1 year    5 years   10 years
CSIF Bond: Class A                          2.16%      5.02%      8.04%
Lehman Aggregate Bond Index TR              8.69%      7.27%      9.26%
Lipper Corporate Debt Funds
     A Rated Index                          7.31%      6.61%      8.85%

(Note: Class I shares have No sales charge)

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund. Annual Fund operating expenses are deducted from Fund assets.

CLASS I  CSIF                               CSIF       CSIF Capital
                                        Balanced2   Mn. Indx  Equity2  Accum.2

Annual fund operating expenses
Management fees                               .55        .70      .60      .75
Distribution and service (12b-1) fees        none       none     none     none
Other expenses                                .20        .33      .31      .33
Total annual fund operating expenses          .75       1.03      .91     1.08
Fee waiver and/or expense reimbursement1        -      (.28)    (.11)    (.28)
Net Expenses                                  .75        .75      .80      .80

CLASS I  CWVF                                 New      CSIF
                                          Int Eq.   Vision3      Bond

Annual fund operating expenses
Management fees                               .90        .85      .45
Distribution and service (12b-1) fees        none       none     none
Other expenses                                .35        .40      .34
Total annual fund operating expenses         1.25       1.25      .79
Fee waiver and/or expense reimbursement1    (.20)      (.43)    (.19)
Net Expenses                                 1.05        .82      .60

Explanation of Fees and Expenses Table
Expenses are based on estimates for the current fiscal year. Management fees include the Subadvisory fees paid by the Advisor ("CAMCO") to the Subadvisors, and, if applicable, the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of CAMCO.

1 CAMCO has agreed to waive fees and/or reimburse expenses (net of any expense offset arrangements) for all of the Funds' Class I shares through December 31, 1999. The contractual expense cap is shown as "Net Expenses", this is the maximum amount that may be charged to the Funds for this period.
2 The Management fees for CSIF Balanced, CSIF Equity, and Calvert Capital Accumulation have been restated to reflect changes expected to be approved by shareholders in early 1999. See "About Calvert Group--Advisory Fees". If shareholders do not approve the changes to the fees the Management fees and Total annual fund operating expenses and Net Expenses, if applicable, would be 0.07% lower for CSIF Balanced, 0.14% lower for CSIF Equity, and 0.01% lower for Calvert Capital Accumulation.
3 Expenses for New Vision Small Cap have been restated to reflect expenses expected to be incurred in 1999.

Example
This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.
The example assumes that:

o You invest $1,000,000 in the Fund for the time periods indicated;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be as follows if the Class I shares are held for 1, 3, 5 or 10 years:

CSIF Balanced           CWVF International Equity      Capital Accumulation

1           $7,659             1          $10,707         1          $8,168
3          $23,969             3          $37,679         3         $31,566
5          $41,693             5          $66,710         5         $56,835
10         $93,032             10        $149,369         10       $129,200

CSIF Managed Index           New Vision Small Cap
1           $7,659             1           $8,371
3          $29,996             3          $35,402
5          $54,141             5          $64,498
10        $123,408             10        $147,340

CSIF Equity                             CSIF Bond
1           $8,168             1           $6,132
3          $27,916             3          $23,329
5          $49,312             5          $42,004
10        $110,947             10         $96,022

Principal Investment Practices and Risks
The most concise description of each Fund's principal investment strategies and associated risks is under the risk-return summary for each Fund. The Funds are also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques summarized in the risk-return summary, along with certain additional investment techniques and their risks.

For each of the investment practices listed, the table below shows each Fund's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's annual/semi-annual reports.

Key to Table
@        Fund currently uses
0        Permitted, but not typically used
         (% of assets allowable, if restricted)
--       Not permitted
xN       Allowed up to x% of fund's net assets
xT       Allowed up to x% of Fund's total assets
NA       Not applicable to this type of fund

Column 1 = Explanation of Practice
Column 2 = CSIF Balanced
Column 3 = CSIF Managed Index
Column 4 = CSIF Equity
Column 5 = Capital Accumulation
Column 2 = CWVF International Equity
Column 7 = Calvert New Vision Small Cap
Column 8 = CSIF Bond

Investment Practices
------------------------------------------------------------------------
Column 1              2      3      4      5      6      7      8

------------------------------------------------------------------------
------------------------------------------------------------------------
Active Trading        @      0      0      0      0      0      @
Strategy/Turnover
involves selling a
security soon after
purchase. An active
trading strategy
causes a fund to have
higher portfolio
turnover compared to
other funds and
higher transaction
costs, such as
commissions and
custodian and
settlement fees, and
may increase a Fund's
tax liability. Risks:
Opportunity, Market
and Transaction.

------------------------------------------------------------------------

------------------------------------------------------------------------
Temporary Defensive
Positions.            0      0      0      0      0      0      0
During adverse               (35T)                       (35T)
market, economic or
political conditions,
the Fund may depart
from its principal
investment strategies
by increasing its
investment in U.S.
government securities
and other short-term
interest-bearing
securities. During
times of any
temporary defensive
positions, a Fund may
not be able to
achieve its
investment objective
Risks: Opportunity.

------------------------------------------------------------------------

------------------------------------------------------------------------
Conventional
Securities            25N    --     25N    @      25N    15T1   25N
Foreign Securities.
Securities issued by
companies located
outside the U.S.
and/or traded
primarily on a
foreign exchange.
Risks: Market,
Currency,
Transaction,
Liquidity,
Information and
Political.
------------------------------------------------------------------------

------------------------------------------------------------------------
Small Cap Stocks.
Investing in small    0      NA     0      0      0      @      NA
companies involves
greater risk than
with more established
companies. Small cap
stock prices are more
volatile and the
companies often have
limited product
lines, markets,
financial resources,
and management
experience. Risks:
Market, Liquidity and
Information.

------------------------------------------------------------------------

------------------------------------------------------------------------
Investment grade
bonds. Bonds rated    @      Na     0      0      0      0      @
BBB/Baa or higher or
comparable unrated
bonds. Risks:
Interest Rate, Market
and Credit.

------------------------------------------------------------------------

------------------------------------------------------------------------
Below-investment      20N3   NA     20N3   10N3   5N3    5N3    20N3
grade bonds. Bonds
rated below BBB/Baa
or comparable unrated
bonds are considered
junk bonds. They are
subject to greater
credit risk than
investment grade
bonds. Risks: Credit,
Market, Interest
Rate, Liquidity and
Information.

------------------------------------------------------------------------

------------------------------------------------------------------------
Unrated debt          @      NA     0      0      0      0      @
securities. Bonds
that have not been
rated by a recognized
rating agency; the
Advisor has
determined the credit
quality based on its
own research. Risks:
Credit, Market,
Interest Rate,
Liquidity and
Information.

------------------------------------------------------------------------

------------------------------------------------------------------------
Illiquid securities.
Securities which      15N    15N    15N    15N    15N    15N    15N
cannot be readily
sold because there is
no active market.
Risks: Liquidity,
Market and
Transaction.

------------------------------------------------------------------------

------------------------------------------------------------------------
Unleveraged
derivative securities @      NA     0      0      0      0      @
Asset-backed
securities.
Securities are backed
by unsecured debt,
such as credit card
debt. These
securities are often
guaranteed or
over-collateralized
to enhance their
credit quality.
Risks: Credit,
Interest Rate and
Liquidity.

------------------------------------------------------------------------

------------------------------------------------------------------------
Mortgage-backed
securities.           @      NA     0      0      0      0      @
Securities are backed
by pools of
mortgages, including
passthrough
certificates, and
other senior classes
of collateralized
mortgage obligations
(CMOs). Risks:
Credit, Extension,
Prepayment, Liquidity
and Interest Rate.

------------------------------------------------------------------------

------------------------------------------------------------------------
Unleveraged
derivative
securities, (con't.)
Participation         0      NA     0      0      0      0      0
interests. Securities
representing an
interest in another
security or in bank
loans. Risks: Credit,
Interest Rate and
Liquidity.

------------------------------------------------------------------------

------------------------------------------------------------------------
Leveraged derivative
instruments Currency
contracts. Contracts  0      NA     0      5T     5T     - -    0
involving the right
or obligation to buy
or sell a given
amount of foreign
currency at a
specified price and
future date. Risks:
Currency, Leverage,
Correlation,
Liquidity and
Opportunity.

------------------------------------------------------------------------

------------------------------------------------------------------------
Options on securities
and indices.          5T     5T     5T     5T     5T     5T     5T
Contracts giving the
holder the right but
not the obligation to
purchase or sell a
security (or the cash
value, in the case of
an option on an
index) at a specified
price within a
specified time. In
the case of selling
(writing) options,
the Funds will write
call options only if
they already own the
security (if it is
"covered"). Risks:
Interest Rate,
Currency, Market,
Leverage,
Correlation,
Liquidity, Credit and
Opportunity.
------------------------------------------------------------------------

------------------------------------------------------------------------
Futures contract.     0      0      0      0      0      0      0
Agreement to buy or   5N     5N     5N     5N     5N     5N     5N
sell a specific
amount of a commodity
or financial
instrument at a
particular price on a
specific future date.
Risks: Interest Rate,
Currency, Market,
Leverage,
Correlation,
Liquidity and
Opportunity.

------------------------------------------------------------------------

------------------------------------------------------------------------
Structured securities
Indexed and/or
leveraged             0      NA     NA     NA     0      NA     0
mortgage-backed and
other debt
securities, including
principal-only and
interest-only
securities, leveraged
floating rate
securities, and
others. These
securities tend to be
highly sensitive to
interest rate
movements and their
performance may not
correlate to these
movements in a
conventional fashion.
Risks: Credit,
Interest Rate,
Extension,
Prepayment, Market,
Leverage, Liquidity
and Correlation.
------------------------------------------------------------------------

1 New Vision may invest only in American Depositary Receipts (ADRs) - dollar-denominated receipts representing shares of a foreign issuer. ADRs are traded on U.S. exchanges. See the SAI.
2 Excludes any high social impact investments.

The Funds have additional investment policies and restrictions that are not principal to their investment strategies (for example, repurchase agreements, borrowing, pledging, and reverse repurchase agreements, securities lending, when-issued securities and short sales.) These policies and restrictions are discussed in the SAI.

Types of Investment Risk

Correlation risk
This occurs when a Fund "hedges"- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk
The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk
Currency risk occurs when a Fund buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Fund's investments are converted to U.S. dollars.

Extension risk
The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk
The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest rate risk
The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk
The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk
The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management risk
This risk exists in all mutual funds and means that a Fund's portfolio management practices might not work to achieve their desired result.

Market risk
The risk that exists in all mutual funds and means the risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk
The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk
The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk
The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current market rate, which may be lower.

Transaction risk
The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

Investment Selection Process

Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria.
Potential investments for a Fund are first selected for financial soundness and then evaluated according to that Fund's social criteria. To the greatest extent possible, Calvert Social Investment Fund (CSIF) and Calvert World Values International Equity Fund (CWVF) seek to invest in companies that exhibit positive accomplishments with respect to one or more of the social criteria. Investments for all Funds must meet the minimum standards for all its financial and social criteria.

Although each Fund's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, CAMCO and the Subadvisors of the Funds believe there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund's investment and social objectives.

The selection of an investment by a Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund's social criteria. Investors are invited to send a brief description of companies they believe might be suitable for investment.

Socially Responsible Investment Criteria
The Funds invest in accordance with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. In addition, we believe that there are long-term benefits in an investment philosophy that demonstrates concern for the environment, labor relations, human rights and community relations. Those enterprises that exhibit a social awareness in these issues should be better prepared to meet future societal needs. By responding to social concerns, these enterprises should not only avoid the liability that may be incurred when a product or service is determined to have a negative social impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to society. These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to seek to provide a positive return to both investors and society as a whole.

Each Fund has developed social investment criteria, detailed below. These criteria represent standards of behavior which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by CAMCO and the Subadvisors. All social criteria may be changed by the Board of Trustees/Directors without shareholder approval.

Calvert Social Investment Fund

CSIF seeks to invest in companies that:

o Deliver safe products and services in ways that sustain our natural environment. For example, CSIF looks for companies that produce energy from renewable resources, while avoiding consistent polluters.

o Manage with participation throughout the organization in defining and achieving objectives. For example, CSIF looks for companies that offer employee stock ownership or profit-sharing plans.

o Negotiate fairly with their workers, provide an environment supportive of their wellness, do not discriminate on the basis of race, gender, religion, age, disability, ethnic origin, or sexual orientation, do not consistently violate regulations of the EEOC, and provide opportunities for women, disadvantaged minorities, and others for whom equal opportunities have often been denied. For example, CSIF considers both unionized and non-union firms with good labor relations.

o Foster awareness of a commitment to human goals, such as creativity, productivity, self-respect and responsibility, within the organization and the world, and continually recreates a context within which these goals can be realized. For example, CSIF looks for companies with an above average commitment to community affairs and charitable giving.

CSIF will not invest in companies that the Advisor determines to be significantly engaged in:

o Production, or the manufacture of equipment, to produce nuclear energy

o Business activities in support of repressive regimes

o Manufacture of weapon systems

o Manufacture of alcoholic beverages or tobacco products

o Operation of gambling casinos

With respect to U.S. government securities, CSIF invests primarily in debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whose purposes further or are compatible with CSIF's social criteria, such as obligations of the Student Loan Marketing Association, rather than general obligations of the U.S. Government, such as Treasury securities.

Calvert World Values International Equity Fund

The spirit of Calvert World Values International Equity Fund's social criteria is similar to CSIF, but the application of the social analysis is significantly different. International investing brings unique challenges in terms of corporate disclosure, regulatory structures, environmental standards, and differing national and cultural priorities. Due to these factors, the CWVF social investment standards are less stringent than those of CSIF.

CWVF seeks to invest in companies that:

o Achieve excellence in environmental management. We select investments that take positive steps toward preserving and enhancing our natural environment through their operations and products. We avoid companies with poor environmental records.

o Have positive labor practices. We consider the International Labor Organization's basic conventions on worker rights as a guideline for our labor criteria. We seek to invest in companies that hire and promote women and ethnic minorities; respect the right to form unions; comply, at a minimum, with domestic hour and wage laws; and provide good health and safety standards. We avoid companies that demonstrate a pattern of engaging in forced, compulsory, or child labor.

CWVF avoids investing in companies that:

o Contribute to human rights abuses in other countries 1

o Produce nuclear power or nuclear weapons, or have more than 10% of revenues derived from the production or sale of weapons systems

o Derive more than 10% of revenues from the production of alcohol or tobacco products, but actively seeks to invest in companies whose products or services improve the quality of or access to health care, including public health and preventative medicine

Calvert Capital Accumulation Fund
Calvert New Vision Small Cap Fund

The Funds carefully review company policies and behavior regarding social issues important to quality of life such as:

         o environment
         o employee relations
         o product criteria
         o weapons systems
         o nuclear energy
         o human rights

Both Funds will avoid investing in companies that have:

o Significant or historical patterns of violating environmental regulations, or otherwise have an egregious environmental record
o Significant or historical patterns of discrimination against employees on the basis of race, gender, religion, age, disability or sexual orientation, or that have major labor-management disputes
o Nuclear power plant operators and owners, or manufacturers of key components in the nuclear power process
o Significantly engaged in weapons production( including weapons systems contractors and major nuclear weapons systems contractors)
o Significantly involved in the manufacture of tobacco or alcohol products
o Products or offer services that, under proper use, are considered harmful

The Advisor will seek to review companies' overseas operations consistent with the social criteria stated above.

While Capital Accumulation and New Vision may invest in companies that exhibit positive social characteristics, they make no explicit claims to seek out companies with such practices.

1 CWVF may invest in companies that operate in countries with poor human rights records if we believe the companies are making a positive contribution.

High Social Impact Investments - CSIF Balanced, Bond and Equity, Calvert World Values International Equity, Capital Accumulation and New Vision

High Social Impact Investments is a program that targets a percentage of the Fund's assets (up to 1% for each of CSIF Balanced, CSIF Equity and CSIF Bond and New Vision and up to 3% for each of CWVF International Equity and Capital Accumulation) to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development, and economic and social development of urban and rural communities. These types of investments offer a rate of return below the then-prevailing market rate, and are considered illiquid, unrated and below-investment grade. They also involve a greater risk of default or price decline than investment grade securities. However, they have a significant social return by making a tremendous difference in our local communities. High Social Impact Investments are valued under the direction and control of the Fund's Board.

The Funds have received an exemptive order to permit them to invest those assets allocated for investment in high social impact investments through the purchase of Community Investment Notes from the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from Calvert Group, organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets directly in non-profit or not-for-profit community development organizations and community development banks that focus on low income housing, economic development and business development in urban and rural communities.

Special Equities - CSIF Balanced and Calvert World Values International Equity

CSIF Balanced and CWVF International Equity each have a Special Equities investment program that allows the Fund to promote especially promising approaches to social goals through privately placed investments. The investments are generally venture capital investments in small, untried enterprises. The Special Equities Committee of each Fund identifies, evaluates, and selects the Special Equities investments. Special Equities involve a high degree of risk-- they are subject to liquidity, information, and if a debt investment, credit risk. Special Equities are valued under the direction and control of the Fund's Board.

About Calvert Group

Calvert Asset Management Company, Inc.(4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814) ("CAMCO") is the Funds' investment advisor and provides day-to-day investment management services to the Funds. It has been managing mutual funds since 1976. CAMCO is the investment advisor for over 25 mutual funds, including the first and largest family of socially screened funds. As of December 31, 1998, CAMCO had $6 billion in assets under management.

CAMCO uses a team approach to its management of CSIF Bond (since February
1997) and the fixed-income assets of CSIF Balanced Portfolio (June 1995). Reno
J. Martini, Senior Vice President and Chief Investment Officer, heads this team and oversees the management of all Calvert Funds for CAMCO. Mr. Martini has over 18 years of experience in the investment industry and has been the head of CAMCO's asset management team since 1985.

Subadvisors and Portfolio Managers

Brown Capital Management, Inc., 809 Cathedral Street, Baltimore, Maryland, has managed part of the equity investments of CSIF Balanced since 1996, and Capital Accumulation since 1994. In 1997, Brown Capital became the sole Subadvisor for Capital Accumulation. It uses a bottom-up approach that incorporates growth-adjusted price earnings, concentrating on mid-/large-cap growth stocks.

Eddie C. Brown, founder and President of Brown Capital Management, Inc., heads the portfolio management team for Capital Accumulation and Brown Capital's portion of CSIF Balanced. He brings over 24 years of management experience to the Funds, and has held positions with T. Rowe Price Associates and Irwing Management Company. Mr. Brown is a frequent panelist on "Wall Street Week with Louis Rukeyser" and is a member of the Wall Street Week Hall of Fame.

NCM Capital Management Group, Inc., 103 West Main Street, Durham, NC 27701, has managed part of the equity investments of CSIF Balanced since 1995. NCM is one of the largest minority-owned investment management firms in the country and provides products in equity fixed income and balanced portfolio management. It is also one of the industry leaders in the employment and training of minority and women investment professionals.

NCM's portfolio management team consists of several members, headed by Maceo
K. Sloan. Mr. Sloan has more than 12 years of experience in the investment industry, and is a frequent panelist on Wall Street Week with Louis Rukeyser.

State Street Global Advisors (SSgA); 225 Franklin St., Boston, MA, was established in 1978 as an investment management division of the State Street Bank and Trust Company. SSgA is a pioneer in the development of domestic and international index funds, and has managed CSIF Managed Index since its inception.

SSgA's portfolio management team consists of several members, headed by Arlene Rockefeller. She joined SSgA in 1982, with 10 years experience in investment computer systems. Ms. Rockefeller is currently Principal and Unit Head of Global Enhanced Equities. She manages a variety of SSgA's equity and tax-free funds.

ATLANTA CAPITAL MANAGEMENT COMPANY, LLCLA; Two Midtown Plaza, Suite 1600, 1360 Peachtree Street, Atlanta, GA 30309 has managed CSIF Equity since September 1998.

Daniel W. Boone, III, C.F.A. heads the Atlanta portfolio management team for CSIF Equity. He is a senior Partner and senior investment professional for Atlanta Capital. He has been with the firm since 1976. He specializes in equity portfolio management and research. Before joining the firm, he held positions with the international firm of Lazard, Freres in New York, and Wellington Management Company. Mr. Boone has earned a MBA from the Wharton School of University of Pennsylvania, where he graduated with distinction, and a B.A. from Davidson College.

MURRAY JOHNSTONE INTERNATIONAL, LTD, 875 North Michigan Ave., Suite 3415, Chicago, IL 60611. The firm has managed Calvert World Values International Equity Fund since its inception.

Andrew Preston heads the portfolio management team for International Equity. He joined Murray Johnstone International in 1985, and has held positions as investment analyst in the United Kingdom and U.S. Department, and Fund Manager in the Japanese Department. He was appointed director of the company in 1993. Prior to joining Murray Johnstone, he was a member of the Australian Foreign Service and attended University in Australia and Japan.

AWAD Asset Management, Inc. (AWAD); 250 Park Avenue, New York, NY 10177, a subsidiary of Raymond James & Associates, has managed the New Vision Small Cap Fund since 1997. The firm specializes in the management of small-capitalization growth stocks. They emphasize a growth-at-a-reasonable-price investment philosophy.

James Awad, President of Awad, founded the firm in 1992. He heads the portfolio management team for New Vision Small Cap. Mr. Awad has more than 30 years experience in the investment business, holding positions with firms such as Neuberger & Berman and First Investors Corporation.

Each of the Funds has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Trustees/Directors, to enter into and materially amend contracts with the Fund's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

Advisory Fees

The following table shows the aggregate annual advisory fee paid to CAMCO by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets .

     CSIF Balanced                                           0.62% 2, 5
     CSIF Managed Index                                      0.60% 3, 4
     CSIF Equity                                             0.56% 2, 5
     CSIF Bond                                               0.55% 1, 2
     CWVF International Equity                                  1.00% 2
     Capital Accumulation                                    0.79% 2, 5
     New Vision Small Cap                                       0.90% 2

1    CAMCO waived part of its advisory fee for CSIF Bond. The full contractual rate CSIF Bond was obligated to pay CAMCO for fiscal year 1998 was 0.65%.
2    These advisory agreements are proposed to be changed by a vote of shareholders in February 1999. If approved, the new advisory fee would be:
CSIF Balanced, 0.425%; CSIF Equity, 0.50%; CSIF Bond, 0.35%; CWVF International Equity, 0.75%; Capital Accumulation, 0.65%; and New Vision Small Cap, 0.75%. Note the advisory fee does not include the administrative services fee, paid to the Advisor's affiliate. See the fee table of "Fees and Expenses" for the combined advisory and administrative services fee shown as "Management Fee."
3    CSIF Managed Index has not had a full year of operations. Its advisory agreement provides for a fee of 0.60% of the Portfolio's first $500 million of average daily net assets and 0.55% of any such assets over $500 million.
4    CSIF Managed Index has a recapture provision under which CAMCO may elect to recapture from the Fund in a later year any fees CAMCO waives or expenses it assumes, subject to certain limitations.
5    CSIF Balanced has a performance adjustment which could cause the fee to be as high as 0.85% or as low as 0.55%, depending on the Fund's performance relative to the relevant index (CAMCO: Lehman Aggregate Bond; NCM: Russell 3000; Brown: S&P 500). CSIF Equity has a performance adjustment which would cause the fee to be as high as 0.90% or as low as 0.50%, depending on its performance relative to the S&P 500 Index. Capital Accumulation has a performance adjustment which could cause the fee to be as high as 0.85% or as low as 0.75%, depending on the Fund's performance relative to the S&P 400 Midcap Index. These performance adjustments are proposed to be eliminated by a vote of shareholders in February 1999.

A Word About the Year 2000 (Y2K) and Our Computer Systems

Like other mutual funds, CAMCO and its service providers use computer systems for all aspects of our business -- processing shareholder and fund transactions, fund accounting, executing trades, and pricing securities just to name a few. Many current software programs cannot distinguish between the year 2000 and the year 1900. This can cause problems with retirement plan distributions, dividend payment software, transaction software, and numerous other areas that could impact the Funds. Calvert Group has been reviewing all of its computer systems for Y2K compliance. Although, at this time, there can be no assurance that there will be no negative impact on the Funds, the Advisor, the underwriter, transfer agent and custodian have advised the Funds that they have been actively working on any necessary changes to their computer systems to prepare for Y2K and expect that their systems, and those of their outside service providers, will be adapted in time for that event. For more information, please visit our website at www.calvertgroup.com.

HOW TO OPEN AN ACCOUNT

Complete and sign an application for each new account. Be sure to specify Class I. All purchases must be made by bankwire in U.S. dollars. For more information and wire instructions, call Calvert Group at 800-327-2109.

Minimum To Open an Account $1,000,000

IMPORTANT - HOW SHARES ARE PRICED
The price of shares is based on each Fund's net asset value ("NAV"). NAV is computed by adding the value of a Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be different, depending on the number of shares outstanding for each class.

Portfolio securities and other assets are valued based on market quotations, except that securities maturing within 60 days are valued at amortized cost. If market quotations are not readily available, securities are valued by a method that the Fund's Board of Trustees/Directors believes accurately reflects fair value.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET). Each Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, however, such as Columbus Day and Veteran's Day, when the NYSE is open and the Fund is open but purchases cannot be made due to the closure of the banking system.

Some Funds hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. These Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

WHEN YOUR ACCOUNT WILL BE CREDITED
Your purchase will be processed at the next NAV calculated after your order is received in good order. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share).

OTHER CALVERT GROUP FEATURES

CALVERT INFORMATION NETWORK
For 24 hour performance and account information call 800-368-2745 or visit http://www.calvertgroup.com
You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

TELEPHONE TRANSACTIONS
You may purchase, redeem, or exchange shares and wire funds by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for most transactions; please review this statement and verify the accuracy of your transaction immediately.

EXCHANGES
Calvert Group offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert funds if your investment goals change.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:
Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

Shares may only be exchanged for Class I shares of another Calvert Fund.

Shareholders (and those managing multiple accounts) who make two purchases and two exchange redemptions of shares of the same Fund during any six-month period will be given written notice and may be prohibited from placing additional investments. This policy does not prohibit a shareholder from redeeming shares of any Fund, and does not apply to trades solely between money market funds.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

COMBINED GENERAL MAILINGS (Householding)
Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. You may request further grouping of accounts to receive fewer mailings. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

SPECIAL SERVICES AND CHARGES
Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a fee for these special services.

MINIMUM ACCOUNT BALANCE
Please maintain a balance in each of your Fund accounts of at least $1,000,000 per Fund. If due to redemptions, the account falls below the minimum, your account may be closed and the proceeds mailed to the address of record. You will be given a notice that your account is below the minimum and will be closed, or moved to Class A (at NAV) after 30 days if the balance is not brought up to the required minimum amount.

DIVIDENDS, CAPITAL GAINS AND TAXES
Each Fund pays dividends from its net investment income as shown below. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

     CSIF Bond                                    Paid monthly
     CSIF Balanced                              Paid quarterly
     CSIF Equity                                 Paid annually
     CSIF Managed Index                          Paid annually
     CWVF International Equity                   Paid annually
     Capital Accumulation                        Paid annually
     New Vision Small Cap                        Paid annually

Dividend payment options
Dividends and any distributions are automatically reinvested in the same Fund at NAV, unless you elect to have amounts of $10 or more paid to you by wire to a predesignated bank account. Dividends and distributions from any Calvert Group Fund may be automatically invested in an identically registered account in any other Calvert Group Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Funds in writing to change your payment options.

Buying a Dividend
At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes
In January, each Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, these Funds will mail you Form 1099-B indicating the total amount of all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information
In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from US government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number
If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 31% of your reportable dividends, and possibly 31% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert Group reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW TO SELL SHARES

You may redeem all or a portion of your shares on any day your Fund is open for business. Your shares will be redeemed at the next NAV calculated after your redemption request is received and accepted. (The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment.. The Funds have the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the affected Fund, whichever is less. When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone - call 800-368-2745
You may redeem shares from your account by telephone and have your money wired to an address or bank you have previously authorized. Class I redemptions must be made by wire. Please note that there are some federal holidays, however, such as Columbus Day and Veteran's Day, when the NYSE is open and the Fund is open but redemptions cannot be made due to the closure of the banking system.

If you want the money to be wired to a bank not previously authorized, then a voided bank check must be provided. To add instructions to wire to a destination not previously established, or if you would like funds sent to a different address or another person, your letter must be signature guaranteed.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years (or if shorter, the period of the Fund's operations). Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. This information has been audited by PricewaterhouseCoopers LLP whose report, along with a Fund's financial statements, are included in the Fund's annual report, which is available upon request.

                                              Class I
                                               Shares
                                         Period Ended
                                        September 30,
                                              1998 ##
Net asset value, beginning                     $15.00
Income from investment operations
     Net investment income                        .04
     Net realized and unrealized gain (loss)   (1.50)
     Total from investment operations          (1.46)
Total increase (decrease) in net asset value   (1.46)
Net asset value, ending                        $13.54

Total return*                                 (9.73%)
Ratios to average net assets:
     Net investment income                    .54%(a)
     Total expenses +                         .81%(a)
     Net expenses                             .75%(a)
     Expenses reimbursed                      .22%(a)
Portfolio turnover                                27%
Net assets, ending (in thousands)             $14,897
Number of shares outstanding,
     ending (in thousands)                      1,100

(a) = Annualized
+ This ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.
## From April 15, 1998 inception

To Open an Institutional (Class I) Account:
800-327-2109


Performance and Prices:
Calvert Information Network
24 hours, 7 days a week
800-368-2745


Service for Existing Accounts:
Shareholders 800-327-2109


TDD for Hearing-Impaired:
800-541-1524


Calvert Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814


Registered, Certified or
Overnight Mail:
Calvert Group
c/o NFDS
330 West 9th Street
Kansas City, MO 64105


Calvert Group Web-Site
Address: http://www.calvertgroup.com


PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund and is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your broker, or the Funds at:

Calvert Group
4550 Montgomery Ave, Suite 1000N
Bethesda, Md. 20814

Telephone: 1-800-327-2109

Calvert Group Web-Site
Address: http://www.calvertgroup.com

You can review the Funds' reports and SAIs at the public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

For a fee, by writing to or calling the Public Reference Room of the Commission, Washington, D.C. 20549-6009, Telephone: 1-800-SEC-0330.

Free from the Commission's Internet website at http://www.sec.gov.

Investment Company Act file:
     no.811-3334 (CSIF)
     no.811- 06563 (CWVF International Equity and Capital Accumulation) no.811- 3416 (New Vision)

                                The Calvert Fund
                              Calvert Income Fund
                4550 Montgomery Avenue, Bethesda, Maryland 20814

                      Statement of Additional Information
                                January 31, 1999

         New Account                (800) 368-2748
         Information:               (301) 951-4820

         Shareholder Services:      (800) 368-2745

         Broker                     (800) 368-2746
         Services:                  (301) 951-4850

         TDD for the Hearing- Impaired:
                                    (800) 541-1524

         This Statement of Additional Information ("SAI") is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Fund's Prospectus, dated January 31, 1999. The Fund's audited financial statements included in its most recent Annual Report to Shareholders, are expressly incorporated by reference, and made a part of this SAI. The prospectus and the most recent shareholder report may be obtained free of charge by writing the Fund at the above address or calling the Fund.


TABLE OF CONTENTS

     Investment Policies and Risks                               1
     Investment Restrictions                                     7
     Dividends, Distributions and Taxes                          9
     Net Asset Value                                            10
     Calculation of Yield and Total Return                      10
     Purchase and Redemption of Shares                          11
     Advertising                                                12
     Trustees and Officers                                      12
     Investment Advisor                                         15
     Method of Distribution                                     16
     Transfer and Shareholder Servicing Agents                  17
     Portfolio Transactions                                     18
     Independent Accountants and Custodians                     18
     General Information                                        18
     Control Persons and Principal Holders of Securities        19
     Appendix                                                   20

--------------------------------------------------------------------------------
                         INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

Foreign Securities
         Investments in foreign securities may present risks not typically involved in domestic investments. The Fund may purchase foreign securities directly, on foreign markets, or those represented by American Depositary Receipts ("ADRs"), or other receipts evidencing ownership of foreign securities, such as International Depository Receipts and Global Depositary Receipts. ADRs are US dollar-denominated and traded in the US on exchanges or over the counter. By investing in ADRs rather than directly in foreign issuers' stock, the Fund may possibly avoid some currency and some liquidity risks. The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded.
         Additional costs may be incurred in connection with international investment since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Fund changes investments from one country to another or converts foreign securities holdings into U.S. dollars.
         United States Government policies have at times, in the past, through imposition of interest equalization taxes and other restrictions, discouraged certain investments abroad by United States investors.
         Since investments in securities of issuers domiciled in foreign countries usually involve currencies of the foreign countries, and since the Fund may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of the Fund as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated increases or declines in relation to the value of the U.S. dollar, the value of the security in U.S. dollars will increase or decline correspondingly. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

EUROCURRENCY CONVERSION RISK
         European countries that are members of the European Monetary Union have agreed to use a common currency unit, the "euro," beginning in 1999. Currently, each of these countries has its own currency unit. Although the Advisor does not anticipate any problems in conversion from the old currencies to the euro, there may be issues involved in settlement, valuation, and numerous other areas that could impact the Fund. Calvert has been reviewing all of its computer systems for Eurocurrency conversion compliance. There can be no assurance that there will be no negative impact on the Fund, however, the Advisor and custodian have advised the Fund that they have been actively working on any necessary changes to their computer systems to prepare for the conversion, and expect that their systems, and those of their outside service providers, will be adapted in time for that event.

INTERNATIONAL MONEY MARKET INSTRUMENTS
         Calvert Income Fund may, in pursuit of its investment objective, invest in U.S. dollar-denominated obligations of foreign branches of U.S. banks and U.S. branches of foreign banks. Such obligations are not insured by the Federal Deposit Insurance Corporation. Foreign and domestic bank reserve requirements may differ. Payment of interest and principal upon these obligations and the marketability and liquidity of such obligations in the secondary market may also be affected by governmental action in the country of domicile of the branch (generally referred to as "sovereign risk"). Examples of governmental actions would be the imposition of exchange or currency controls, interest limitations or withholding taxes on interest income, seizure of assets, or the declaration of a moratorium on the payment of principal or interest. In addition, evidences of ownership of portfolio securities may be held outside of the U.S., and the Fund may be subject to the risks associated with the holding of such property overseas.

TEMPORARY DEFENSIVE POSITIONS
         For temporary defensive purposes - which may include a lack of adequate purchase candidates or an unfavorable market environment - the Fund may invest in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, banker's acceptances, time deposits commercial paper, short-term corporate debt securities, and repurchase agreements.

REPURCHASE AGREEMENTS
         The Fund may, in pursuit of its investment objectives, purchase debt securities subject to repurchase agreements. Repurchase agreements are transactions in which a person purchases a security and simultaneously commits to resell that security to the seller at a mutually agreed upon time and price. The seller's obligation is secured by the underlying security. The repurchase price reflects the initial purchase price plus an agreed upon market rate of interest. While an underlying security may bear a maturity in excess of one year, the term of the repurchase agreement is always less than one year. Repurchase agreements not terminable within seven days are considered illiquid. Repurchase agreements are short-term money market investments, designed to generate current income.
         The Fund will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor under the direction and supervision of the Fund's Board of Trustees.
In addition, the Fund will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due to the Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security. Repurchase agreements are always for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

Reverse Repurchase Agreements
         The Fund may also engage in reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Fund invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Fund intends to enter into a reverse repurchase agreement only when the interest income provided for in the obligation in which the Fund invests the proceeds is expected to exceed the amount the Fund will pay in interest to the other party to the agreement plus all costs associated with the transactions. The Fund does not intend to borrow for leverage purposes. The Fund will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.
         During the time a reverse repurchase agreement is outstanding, the Fund will maintain in a segregated custodial account an amount of cash, U.S. Government securities or other liquid, high-quality debt securities equal in value to the repurchase price. The Fund will mark to market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.
         The Fund's use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Fund may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Fund under the agreements, the Fund may have been better off had it not entered into the agreement. However, the Fund will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by the Fund's Board of Trustees. In addition, the Fund bears the risk that the market value of the securities it sold may decline below the agreed-upon repurchase price, in which case the dealer may request the Fund to post additional collateral.

NON-INVESTMENT GRADE DEBT SECURITIES
         Non-investment grade debt securities are lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's, known as "junk bonds"). These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix for a description of the ratings.) These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as rated securities are, which may make them less marketable.
         The quality limitation set forth in the Fund's investment policy is determined immediately after the Fund's acquisition of a given security.
         When purchasing non-investment grade debt securities, rated or unrated, the Advisor prepare its own careful credit analysis to attempt to identify those issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

DERIVATIVES
         The Fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. The Fund can use these practices either as substitution or as protection against an adverse move in the Fund to adjust the risk and return characteristics of the Fund. If the Advisor judges market conditions incorrectly or employs a strategy that does not correlate well with a Fund's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid.

OPTIONS AND FUTURES CONTRACTS
         Covered Options. The Fund may, in pursuit of its investment objectives, engage in the writing of covered call options in standard contracts traded on national securities exchanges or quoted on NASDAQ, provided that: (1) the Fund continues to own the securities covering each call option until the call option has been exercised or until the Fund has purchased a closing call to offset its obligation to deliver securities pursuant to the call option it had written; and (2) the market value of all securities covering call options in the Fund does not exceed 35% of the market value of the Fund's net assets. The Fund may also write secured put options against U.S. Government-backed obligations and uses a variety of other investment techniques, seeking to hedge against changes in the general level of interest rates, including the purchase of put and call options on debt securities and the purchase and sale of interest rate futures contracts and options on such futures. The Fund will not engage in such transactions for the purpose of speculation or leverage. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.
         The Fund will not engage in options or futures transactions unless it receives appropriate regulatory approvals permitting the Fund to engage in such transactions. The Fund observes the following operating policy, which may be changed without the approval of a majority of the outstanding shares:
Purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bonafide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the Fund's net asset value. (See non-fundamental investment restriction number 1.)
         Covered Options on Debt Securities. The Fund may write "covered options" on debt securities in standard contracts traded on national securities exchanges and in the over-the-counter market. The Fund will write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options.
         The Fund may write only "covered options." This means that, in the case of call options, so long as the Fund is obligated as the writer of a call option, it will own the underlying security subject to the option and, in the case of put options, the Fund will, through its custodian, deposit and maintain with a securities depository U.S. Treasury obligations with a market value equal to or greater than the exercise price of the option.
         Characteristics of Covered Options. When a Fund writes a covered call option, the Fund gives the purchaser the right to purchase the security at the call option price at any time during the life of the option. As the writer of the option, the Fund receives a premium, less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. Writing covered call options can increase the income of the Fund and thus reduce declines in the net asset value per share of the Fund if securities covered by such options decline in value. Exercise of a call option by the purchaser however will cause the Fund to forego future appreciation of the securities covered by the option.
         When the Fund writes a covered put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Fund may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.
         The Fund may purchase securities which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Fund.
         The Fund's turnover may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the Fund has not entered into a closing purchase transaction.
         Expiration of a put or call option or entry into a closing purchase transaction will result in a short-term capital gain, unless the cost of a closing purchase transaction exceeds the premium the Fund received when it initially wrote the option, in which case a short-term capital loss will result. If the purchaser exercises a put or call option, the Fund will realize a gain or loss from the sale of the security acquired or sold pursuant to the option, and in determining the gain or loss the premium will be included in the proceeds of sale. To preserve the Fund's status as a regulated investment company under Subchapter M of the Internal Revenue Code, it is the Fund's policy to limit any gains on put or call options and other securities held less than three months to less than 30% of the Fund's annual gross income.
         Risks Related to Options Transactions. The Fund can close out its positions in exchange traded options only on an exchange which provides a secondary market in such options. Although the Fund intends to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. It is difficult to accurately predict the extent of trading interest that may develop with respect to such options. This might prevent a Fund from closing an options position, which could impair the Fund's ability to hedge its portfolio effectively. Also, a Fund's inability to close out a call position may have an adverse effect on its liquidity because the Fund may be required to hold the securities underlying the option until the option expires or is exercised.
         The hours of trading for options on U.S. Government securities may not correspond exactly to the hours of trading for the underlying securities. To the extent that the options markets close before the U.S. Government securities markets, significant movements in rates and prices may occur in the Government securities markets that cannot be reflected in the options markets.
         Interest Rate Futures Transactions. A change in the general level of interest rates will affect the market value of debt securities in a Fund's portfolio. The Fund may purchase and sell interest rate futures contracts ("futures contracts") as a hedge against changes in interest rates in accordance with the strategies described below. A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Although futures contracts by their terms require actual delivery and acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Upon purchasing or selling a futures contract, the Fund deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with the Fund being obligated to make such payments if its futures position becomes less valuable and entitled to receive such payments if its position becomes more valuable.
         Futures contracts have been designed by boards of trade which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC"). As a series of a registered investment company, the Fund is eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Fund may invest in futures contracts under specified conditions without registering with the CFTC. Futures contracts trade on contract markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee performance of the contracts.
         The purchase and sale of futures contracts is for the purpose of hedging the Fund's holdings of long-term debt securities. Futures contracts based on U.S. Government securities and GNMA Certificates historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which mortgage-related securities reacted to the change. If interest rates increase, the value of such securities in the Fund's portfolio would decline, but the value of a short position in futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Thus, if a Fund owns long-term securities and interest rates were expected to increase, it might sell futures contracts rather than sell its holdings of long-term securities. If, on the other hand, the Fund held cash reserves and interest rates were expected to decline, the Fund might enter into futures contracts for the purchase of U.S. Government securities or GNMA certificates and thus take advantage of the anticipated risk in the value of long-term securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund's cash reserves could then be used to buy long-term securities in the cash market. The Fund could accomplish similar results by selling securities with long maturities and investing in securities with short maturities when interest rates are expected to increase or by buying securities with long maturities and selling securities with short maturities when interest rates are expected to decline. But by using futures contracts as an investment tool to manage risk it might be possible to accomplish the same result easily and quickly.
         Options on Futures Contracts. The Fund may purchase and write call and put options on futures contracts which are traded on a U.S. exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract-a long position if the option is a call and a short position if the option is a put-at a specified exercise price at any time during the period of the option. The Fund will pay a premium for such options which it purchases. In connection with such options which it writes, the Fund will make initial margin deposits and make or receive maintenance margin payments which reflect changes in the market value of such options.
This arrangement is similar to the margin arrangements applicable to futures contracts described above.
         Purchase of Put Options on Futures Contracts. The purchase of put options on futures contracts is analogous to the sale of futures contracts and is used to protect the Fund's portfolio of debt securities against the risk of declining prices.
         Purchase of Call Options on Futures Contracts. The purchase of call options on futures contracts represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a futures contract and is used to protect against a market advance when the Fund is not fully invested.
         Writing Call Options on Futures Contracts. The writing of call options on futures contracts constitutes a partial hedge against declining prices of the debt securities which are deliverable upon exercise of the futures contracts. If the futures contract price at expiration is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of debt securities.
         Writing Put Options on Futures Contracts. The writing of put options on futures contracts is analogous to the purchase of futures contracts. If an option is exercised, the net cost to the Fund of the debt securities acquired by it will be reduced by the amount of the option premium received. Of course, if market prices have declined, the Fund's purchase price upon exercise may be greater than the price at which the debt securities might be purchased in the cash market.
         Risks of Options and Futures Contracts. If the Fund has sold futures or takes options positions to hedge its portfolio against decline in the market and the market later advances, the Fund may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. The success of a hedging strategy depends on the Advisor's ability to predict the direction of interest rates and other economic factors.
Correlation is imperfect between movements in the prices of futures or options contracts and movements in prices of the securities which are the subject of the hedge. Thus, the price of the futures contract or option may move more than or less than the price of the securities being hedged. If a Fund used a futures or options contract to hedge against a decline in the market, and the market later advances (or vice versa), the Fund may suffer a greater loss than if it had not hedged.
         A Fund can close out its futures positions only on an exchange or board of trade which provides a secondary market in such futures. Although the Fund intends to purchase or sell only such futures for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract at any particular time. This might prevent the Fund from closing a futures position, which could require the Fund to make daily cash payments with respect to its position in the event of adverse price movements. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. The inability to close futures or options positions could have an adverse effect on the Fund's ability to hedge effectively. There is also risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract. To partially or completely offset losses on futures contracts, the Fund will normally hold the securities against which the futures positions were taken until the futures positions can be closed out, so that the Fund receives the gain (if any) from the portfolio securities. This might have an adverse effect on the Fund's overall liquidity.
         Options on futures transactions bear several risks apart from those inherent in options transactions generally. A Fund's ability to close out its options positions in futures contracts will depend upon whether an active secondary market for such options develops and is in existence at the time the Fund seeks to close its position. There can be no assurance that such a market will develop or exist. Therefore, the Fund might be required to exercise the options to realize any profit.

LENDING PORTFOLIO SECURITIES
         The Fund may lend its portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more. Any such loans must be secured continuously in the form of cash or cash equivalents such as US Treasury bills. The amount of the collateral must on a current basis equal or exceed the market value of the loaned securities, and the Fund must be able to terminate such loans upon notice at any time. The Fund will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities.
         The advantage of such loans is that the Fund continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Fund's investment objective, policies and restrictions.
         Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, the Fund will make loans of its portfolio securities only to those firms the Advisor deems creditworthy and only on terms the Advisor believes should compensate for such risk. On termination of the loan, the borrower is obligated to return the securities to the Fund. The Fund will recognize any gain or loss in the market value of the securities during the loan period. The Fund may pay reasonable custodial fees in connection with the loan.

COLLATERALIZED MORTGAGE OBLIGATIONS
         The Fund may, in pursuit of its investment objectives, invest in collateralized mortgage obligations. Collateralized mortgage obligations ("CMOs") are fully-collateralized bonds which are general obligations of the issuer of the bonds. CMOs are not direct obligations of the U.S. Government. CMOs generally are secured by collateral consisting of mortgages or a pool of mortgages. The collateral is assigned to the trustee named in the indenture pursuant to which the bonds are issued. Payments of principal and interest on the underlying mortgages are not passed through directly to the holder of the CMO; rather, payments to the trustee are dedicated to payment of interest on and repayment of principal of the CMOs. This means that the character of payments of principal and interest is not passed through, so that payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages or pool of mortgages do not necessarily constitute income and return of capital, respectively, to the CMO holders. Also, because payments of principal and interest are not passed through, CMOs secured by the same pool or mortgages may be, and frequently are, issued with a variety of classes or series, which have different maturities and are retired sequentially. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of prepayment on such mortgages, the class of CMO first to mature generally will be paid down. Thus there should be sufficient collateral to secure the CMOs that remain outstanding even if the issuer does not supply additional collateral.
         FHLMC has introduced a CMO which is a general obligation of FHLMC. This requires FHLMC to use its general funds to make payments on the CMO if payments from the underlying mortgages are insufficient.

U.S. GOVERNMENT-BACKED OBLIGATIONS
         The Fund may, in pursuit of its investment objective, invest in Ginnie Maes, Fannie Maes, Freddie Macs, U.S. Treasury obligations, and other U.S. Government-backed obligations.
         Ginnie Maes. Ginnie Maes, issued by the Government National Mortgage Association, are typically interests in pools of mortgage loans insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after approval from GNMA, is offered to investors through various securities dealers. GNMA is a U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are backed by the full faith and credit of the United States, which means that the U.S. Government guarantees that interest and principal will be paid when due.
         Fannie Maes and Freddie Macs. Fannie Maes and Freddie Macs are issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"), respectively. Unlike GNMA certificates, which are typically interests in pools of mortgages insured or guaranteed by government agencies, FNMA and FHLMC certificates represent undivided interests in pools of conventional mortgage loans. Both FNMA and FHLMC guarantee timely payment of principal and interest on their obligations, but this guarantee is not backed by the full faith and credit of the U.S. Government. FNMA's guarantee is supported by its ability to borrow from the U.S. Treasury, while FHLMC's guarantee is backed by reserves set aside to protect holders against losses due to default.
         U.S. Treasury Obligations. Direct obligations of the United States Treasury are backed by the full faith and credit of the United States. They differ only with respect to their rates of interest, maturities, and times of issuance. U.S. Treasury obligations consist of: U.S. Treasury bills (having maturities of one year or less), U.S. Treasury notes (having maturities of one to ten years ) and U.S. Treasury bonds (generally having maturities greater than ten years).
         Other U.S. Government Obligations. The Fund may invest in other obligations issued or guaranteed by the U.S. Government, its agencies, or its instrumentalities. (Certain obligations issued or guaranteed by a U.S. Government agency or instrumentality may not be backed by the full faith and credit of the United States.)

--------------------------------------------------------------------------------
                            INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

         Shareholders of the Fund are currently voting on various changes to the Fund, pursuant to a proxy statement mailed in early January, 1999. If approved at the special meeting of shareholders on February 24, 1999, the revised fundamental investment restrictions will be as follows:

Fundamental Investment Restrictions
         The Fund has adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund.

         (1) The Fund may not make any investment inconsistent with its classification as a nondiversified investment company under the 1940 Act.
         (2) The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby).
         (3) The Fund may not issue senior securities or borrow money, except from banks for temporary or emergency purposes and then only in an amount up to 33 1/3% of the value of its total assets or as permitted by law and except by engaging in reverse repurchase agreements, where allowed. In order to secure any permitted borrowings and reverse repurchase agreements under this section, the Fund may pledge, mortgage or hypothecate its assets.
         (4) The Fund may not underwrite the securities of other issuers, except as permitted by the Board of Trustees within applicable law, and except to the extent that in connection with the disposition of its portfolio securities, the Fund may be deemed to be an underwriter.
         (5) The Fund may not invest directly in commodities or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages and provided that the Income Fund may purchase or sell stock index futures, foreign currency futures, interest rate futures and options thereon.
         (6) The Fund may not make loans, other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities, or as permitted by law. The purchase of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with the Fund's investment objective, policies and restrictions, shall not constitute the making of a loan.

Nonfundamental Investment Restrictions
         The Board of Trustees has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

         (1) The Fund does not intend to make any purchases of securities if borrowing exceeds 5% of total assets.
         (2) The Fund may not purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the Fund's net asset value.
         (3) The Fund may not invest in puts, calls, straddles, spread, or any combination thereof, except to the extent permitted by the Prospectus and Statement of Additional Information, as each may from time to time be amended.
         (4) The Fund may not effect short sales or securities, except (a) if it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or (b) it may effect short sales of U.S. Treasury securities for the limited purpose of hedging the duration of the Fund's portfolio. For purposes of this restriction, transactions in futures contracts and options are not deemed to constitute selling securities short.
         (5) The Fund may not purchase securities on margin, except
         (1) for use of short-term credit necessary for clearance of purchases and sales of portfolio securities and (2) it may make margin deposits in connection with futures contracts or options on futures or other permissible investments.
         (6) The Fund may not invest more than 30% of its assets in the securities of foreign issuers, including obligations of foreign branches of U.S. banks, and U.S. branches of foreign banks.
         (7) The Fund may not purchase illiquid securities if, as a result, more than 15% of its net assets would be invested in such securities.

         Any investment restriction (other than those regarding borrowings and illiquid holdings) which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

--------------------------------------------------------------------------------
         As noted above, the shareholders of the Fund are currently voting on various changes to the Fund, pursuant to a proxy statement mailed in early January, 1999. These are the fundamental investment restrictions in effect until February 24, 1999, or which may be in effect if the above changes are not approved by shareholders:

Fundamental Investment Restrictions
         The Fund has adopted the following investment restrictions and fundamental policies. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund. Shares have equal rights as to voting, except that only shares of a series are entitled to vote on matters, such as changes in investment objective, policies or restrictions, affecting only that series (such as changes in investment objective, policies or restrictions).
         Any investment restriction (other than those regarding borrowings and illiquid holdings) which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.
         The Fund may not:
         1. Issue senior securities or borrow money, except from banks for temporary or emergency purposes and then only as permitted by law, in an amount up to 33 1/3% of the value of the Fund's total assets or as permitted by law and except by engaging in reverse repurchase agreements, where allowed. In order to secure any permitted borrowings and reverse repurchase agreements under this section, the Fund may pledge, mortgage or hypothecate its assets.
         2. Underwrite the securities of other issuers, except as permitted by the Board of Trustees, within applicable law, and except to the extent that in connection with the disposition of its portfolio securities, the Fund may be deemed to be an underwriter.
         3. Invest directly in commodities, commodities futures contracts, or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages.
         4. Make loans of more than one-third of the total assets of the Fund, or as permitted by law, other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities.
         5. Concentrate 25% or more of the value of its assets in any one industry, or as permitted by law; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities, and repurchase agreements secured thereby, and there is no limitation with respect to investments in money market instruments of banks.

--------------------------------------------------------------------------------
                       DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

         The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. If for any reason the Fund should fail to qualify, it would be taxed as a corporation at the Fund level, rather than passing through its income and gains to shareholders.
         Distributions of realized net capital gains, if any, are normally paid once a year; however, the Fund does not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. As of September 30, 1998, the Fund had no tax-loss carryforwards.
         The Fund is required to withhold 31% of any reportable dividends and long-term capital gain distributions paid and 31% of each reportable redemption transaction, if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Internal Revenue Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.
         In addition, the Fund is required to report to the Internal Revenue Service the following information with respect to each redemption transaction:
(a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Fund's identifying CUSIP number.
         Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; foreign central banks of issue. Non-resident aliens also are generally not subject to either requirement but, along with certain foreign partnerships and foreign corporations, may instead be subject to withholding under Section 1441 of the Internal Revenue Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Fund for further information.
         Dividends and distributions are automatically reinvested at net asset value in additional shares. Shareholders may elect to have their dividends and distributions paid out in cash, or invested at net asset value in another Calvert Group Fund.
         Distributions from realized net short-term capital gains, as well as dividends from net investment income, are currently taxable to shareholders as ordinary income.
         Net long-term capital gains distributions, if any, will generally be includable as long-term capital gain in the gross income of shareholders who are citizens or residents of the United States. Whether such realized securities gains and losses are long-term or short-term depends on the period the securities are held by the Fund, not the period for which the shareholder holds shares of the Fund.
         Dividends and distributions are taxable regardless of whether they are reinvested in additional shares of a Fund or not. A shareholder may also be subject to state and local taxes on dividends and distributions from the Fund. The Fund will notify shareholders each January as to the federal tax status of dividends and distributions paid by the Fund and the amount of dividends withheld, if any, during the previous fiscal year.

--------------------------------------------------------------------------------
                                NET ASSET VALUE
--------------------------------------------------------------------------------

         The net asset value per share of the Fund, the price at which shares are redeemed, is determined every business day as of 4:00 p.m., Eastern time, and at such other times as may be appropriate or necessary. The Fund does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
         The Fund's net asset value per share is determined by dividing the total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding for each class. Portfolio securities are valued as follows: (a) securities for which market quotations are readily available are valued at the most recent closing price, mean between bid and asked price, or yield equivalent as obtained from one or more market makers for such securities; (b) securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium, unless the Board of Trustees determines such method not to be appropriate under the circumstances; and (c) all other securities and assets for which market quotations are not readily available will be fairly valued by the Advisor in good faith under the supervision of the Board of Trustees.

Net Asset Value and Offering Price Per Share, as of September 30, 1998

         Net asset value per share
         ($41,607,234 / 2,422,690 shares)        $17.17
         Maximum sales charge, Class A
         (3.75% of offering price)                 0.67
         Offering price per share, Class A       $17.84

--------------------------------------------------------------------------------
CALCULATION OF YIELD AND TOTAL RETURN
--------------------------------------------------------------------------------

YIELD
         From time to time, the Fund may advertise its "yield". Yield quotations are historical, and are not intended to indicate future performance. "Yield" quotations refer to the aggregate imputed yield-to-maturity of each of the Fund's investments based on the market value as of the last day of a given thirty-day or one-month period, less accrued expenses (net of reimbursement), divided by the average daily number of outstanding shares which are entitled to receive dividends, times the maximum offering price on the last day of the period (so that the effect of the sales charge is included in the calculation), compounded on a "bond equivalent," or semi-annual, basis. The Fund's yield is computed according to the following formula:

                           Yield = 2(a-b/cd +1)6 - 1

where a = dividends and interest earned during the period using the aggregate imputed yield-to-maturity for each of the Fund's investments as noted above; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. Using this calculation, the Fund's yield for the month ended September 30, 1998 was 7.51% for Class A shares.
         Yield will fluctuate in response to changes in interest rates and general economic conditions, portfolio quality, portfolio maturity, and operating expenses. Yield is not fixed or insured and therefore is not comparable to a savings or other similar type of account. Yield during any particular time period should not be considered an indication of future yield. It is, however, useful in evaluating the Fund's performance in meeting its investment objective.

TOTAL RETURN
         The Fund may also advertise "total return." Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment after deducting any applicable sales charge, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.
         Total return is computed according to the following formula:

                                P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000 (less the maximum sales charge imposed during the period calculated); T = total return; n = number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.
         Total return is historical in nature and is not intended to indicate future performance. All total return quotations reflect the deduction of the Fund's maximum sales charge "return with maximum load," except quotations of "return without maximum load" (or without CDSC") which do not deduct a sales charge. Thus, in the above formula, for total return, P = the entire $1,000 hypothetical initial investment and does not reflect the deduction of any sales charge; for actual return, P = a hypothetical initial payment of $1,000 less any sales charge actually imposed at the beginning of the period for which the performance is being calculated. Return figures should be considered only by investors that qualify for a reduced sales charge or no sales charge, such as participants in certain pension plans, to whom the sales charge does not apply. Return figures may also be considered for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages.

         Return for the Fund's shares for the periods indicated are as follows:

For Periods Ended                       Class A
September 30, 1998                    Total Return
                                   (With/Without Maximum Load)

One Year                               5.79%           9.92%
Five Years                             5.34%           6.15%
Ten Years                              8.54%           8.95%

--------------------------------------------------------------------------------
                       PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

         Share certificates will not be issued unless requested in writing by the investor. No charge will be made for share certificate requests. No certificates will be issued for fractional shares.
         Amounts redeemed by check redemption may be mailed to the investor without charge. Amounts of more than $50 and less than $300,000 may be transferred electronically at no charge to the investor. Amounts of $1,000 or more will be transmitted by wire without charge by the Fund to the investor's account at a domestic commercial bank that is a member of the Federal Reserve System or to a correspondent bank. A charge of $5 is imposed on wire transfers of less than $1,000. If the investor's bank is not a Federal Reserve System member, failure of immediate notification to that bank by the correspondent bank could result in a delay in crediting the funds to the investor's bank account.
         Telephone redemption requests which would require the redemption of shares purchased by check or electronic funds transfer within the previous 10 business days may not be honored. The Fund reserves the right to modify the telephone redemption privilege.
         Existing shareholders who at any time desire to arrange for the telephone redemption procedure, or to change instructions already given, must send a written notice either to the broker through which the shares were purchased or to the Fund with a voided check from the bank account to receive the redemption proceeds. New wiring instructions may be accompanied by a voided check in lieu of a signature guarantee. Further documentation may be required from corporations, fiduciaries, pension plans, and institutional investors.
         The Fund's redemption check normally will be mailed to the investor on the next business day following the date of receipt by the Fund of the written or telephone redemption request. If the investor so instructs in the redemption request, the check will be mailed or the redemption proceeds wired to a predesignated account at the investor's bank. Redemption proceeds are normally paid in cash. However, at the sole discretion of the Fund, the Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less, or as allowed by law.
         The right of redemption may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the Securities and Exchange Commission, or if the Commission has ordered such a suspension for the protection of shareholders. Redemption proceeds are normally mailed or wired the next business day but in no event later than seven days after a proper redemption request has been received, unless redemptions have been suspended or postponed as described above.

--------------------------------------------------------------------------------
                                  ADVERTISING
--------------------------------------------------------------------------------

         The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Fund is compatible with the investor's goals. The Fund may list portfolio holdings or give examples or securities that may have been considered for inclusion in the Portfolio, whether held or not.
         The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Russell 2000/Small Stock Index, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron's, The Wall Street Journal, and Schabacker Investment Management, Inc. Such averages generally do not reflect any front- or back-end sales charges that may be charged by Funds in that grouping. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information. The Fund may compare itself or its portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Fund, its Advisor, and its affiliates reserve the right to update performance rankings as new rankings become available.
         Calvert Group is the nation's leading family of socially responsible mutual funds, both in terms of socially responsible mutual fund assets under management, and number of socially responsible mutual fund portfolios offered (source: Social Investment Forum, December 31, 1998). Calvert Group was also the first to offer a family of socially responsible mutual fund portfolios.

--------------------------------------------------------------------------------
                             TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

      The Fund's Board of Trustees supervises the Fund's activities and reviews its contracts with companies that provide it with services.
         RICHARD L. BAIRD, JR., Trustee. Mr. Baird is Executive Vice President for the Family Health Council, Inc. in Pittsburgh, Pennsylvania, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services. Mr. Baird is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Calvert Variable Series, Inc., Calvert New World Fund, Inc. and Calvert World Values Fund, Inc. DOB: 05/09/48. Address: 211 Overlook
Drive, Pittsburgh, Pennsylvania 15216.
         FRANK H. BLATZ, JR., Esq., Trustee. Mr. Blatz is a partner in the law firm of Snevily, Ely, Williams & Blatz. He was formerly a partner with Abrams, Blatz, Gran, Hendricks & Reina, P.A. He is also a director of Calvert Variable Series, Inc. DOB: 10/29/35. Address: 308 East Broad Street, Westfield, New Jersey 07091.
         FREDERICK T. BORTS, M.D., Trustee. Dr. Borts is a radiologist with Kaiser Permanente. Prior to that, he was a radiologist at Bethlehem Medical Imaging in Allentown, Pennsylvania. DOB: 07/23/49. Address: 16 Iliahi Street, Honolulu, Hawaii, 96817.
         CHARLES E. DIEHL, Trustee. Mr. Diehl is a self-employed consultant and is Vice President and Treasurer Emeritus of the George Washington University. He has retired from University Support Services, Inc. of Herndon, Virginia. Formerly, he was a Director of Acacia Mutual Life Insurance Company, and is currently a Director of Servus Financial Corporation. DOB: 10/13/22.
Address: 1658 Quail Hollow Court, McLean, Virginia 22101.
         DOUGLAS E. FELDMAN, M.D., Trustee. Dr. Feldman is managing partner of Feldman Otolaryngology, Head and Neck Surgery in Washington, D.C. A graduate of Harvard Medical School, he is Associate Professor of Otolaryngology, Head and Neck Surgery at Georgetown University and George Washington University Medical School, and past Chairman of the Department of Otolaryngology, Head and Neck Surgery at the Washington Hospital Center. He is included in The Best Doctors in America. DOB: 05/23/48. Address: 7536 Pepperell Drive, Bethesda, Maryland 20817.
         PETER W. GAVIAN, CFA, Trustee. Mr. Gavian is President of Corporate Finance of Washington, Inc. Formerly, he was a principal of Gavian De Vaux Associates, an investment banking firm. He is also a Chartered Financial Analyst and an accredited senior business appraiser. DOB: 12/08/32. Address:
3005 Franklin Road North, Arlington, Virginia 22201.
         JOHN G. GUFFEY, JR., Trustee. Mr. Guffey is Executive Vice President of Calvert Social Investment Fund. He is on the Board of Directors of the Calvert Social Investment Foundation, organizing director of the Community Capital Bank in Brooklyn, New York, and a financial consultant to various organizations. In addition, he is a director of the Community Bankers Mutual Fund of Denver, Colorado, a director of Ariel Funds, and the Treasurer and Director of Silby, Guffey, and Co., Inc., a venture capital firm. Mr. Guffey is a trustee/director of each of the other investment companies in the Calvert Group of Funds, except for Calvert Variable Series, Inc. and Calvert New World Fund, Inc.
        Mr. Guffey has been advised that the Securities and Exchange
Commission ("SEC") has entered an order against him relating to his former service as a director of Community Bankers Mutual Fund, Inc. This fund is not connected with any Calvert Fund or the Calvert Group and ceased operations in September, 1994. Mr. Guffey consented to the entry of the order without admitting or denying the findings in the order. The order contains findings
(1) that the Community Bankers Mutual Fund's prospectus and statement of additional information were materially false and misleading because they misstated or failed to state material facts concerning the pricing of fund shares and the percentage of illiquid securities in the fund's portfolio and that Mr. Guffey, as a member of the fund's board, should have known of these misstatements and therefore violated the Securities Act of 1933; (2) that the price of the fund's shares sold to the public was not based on the current net asset value of the shares, in violation of the Investment Company Act of 1940 (the "Investment Company Act"); and (3) that the board of the fund, including Mr. Guffey, violated the Investment Company Act by directing the filing of a materially false registration statement. The order directed Mr. Guffey to cease and desist from committing or causing future violations and to pay a civil penalty of $5,000. The SEC placed no restrictions on Mr. Guffey's continuing to serve as a Trustee or Director of mutual funds. DOB: 05/15/48.
Address: 7205 Pomander Lane, Chevy Chase, Maryland 20815.
         *BARBARA J. KRUMSIEK, President and Trustee. Ms. Krumsiek serves as President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd.
and as an officer and director of each of its affiliated companies. She is a director of Calvert-Sloan Advisers, L.L.C., and a trustee/director of each of the investment companies in the Calvert Group of Funds, as well as Senior Vice President of Calvert Social Investment Fund. Ms. Krumsiek is on the Board of Directors of the Calvert Social Investment Foundation. Prior to joining
Calvert Group, Ms. Krumsiek served as a Managing Director of Alliance Fund Distributors, Inc. DOB: 08/09/52.
         M. CHARITO KRUVANT, Trustee. Ms. Kruvant is President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development. She is also a director of Acacia Federal Savings Bank.
DOB: 12/08/45. Address: 5301 Wisconsin Avenue, N.W., Washington, D.C. 20015.
         ARTHUR J. PUGH, Trustee. Mr. Pugh is a Director of Calvert Variable Series, Inc., and serves as a director of Acacia Federal Savings Bank. DOB:
09/24/37. Address: 4823 Prestwick Drive, Fairfax, Virginia 22030.
         *DAVID R. ROCHAT, Senior Vice President and Trustee. Mr. Rochat is Executive Vice President of Calvert Asset Management Company, Inc., Director and Secretary of Grady, Berwald and Co., Inc., and Director and President of Chelsea Securities, Inc. He is the Senior Vice President of First Variable
Rate Fund, Calvert Tax-Free Reserves, Calvert Municipal Fund, Inc., Calvert Cash Reserves, and The Calvert Fund. DOB: 10/07/37. Address: Box 93, Chelsea, Vermont 05038.
         *D. WAYNE SILBY, Esq., Trustee. Mr. Silby is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Calvert Variable Series, Inc. and Calvert New World Fund, Inc. He is the President of Calvert Social Investment Fund. Mr. Silby is Executive Chairman of Group Serve, Inc., an internet company focused on community building collaborative tools, and an officer, director and shareholder of Silby, Guffey & Company, Inc., which serves as general partner of Calvert Social Venture Partners ("CSVP"). CSVP is a venture capital firm investing in socially responsible small companies. He is also a Director of Acacia Mutual Life Insurance Company and Chairman of the Calvert Social Investment Foundation.
DOB: 7/20/48. Address: 1715 18th Street, N.W., Washington, D.C. 20009.
         RENO J. MARTINI, Senior Vice President. Mr. Martini is a director and Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc. Mr. Martini is also a director and President of Calvert-Sloan Advisers, L.L.C., and a director and officer of Calvert New World Fund. DOB: 1/13/50.
         RONALD M. WOLFSHEIMER, CPA, Treasurer. Mr. Wolfsheimer is Senior Vice President and Chief Financial Officer of Calvert Group, Ltd. and its subsidiaries and an officer of each of the other investment companies in the Calvert Group of Funds. Mr. Wolfsheimer is Vice President and Treasurer of Calvert-Sloan Advisers, L.L.C., and a director of Calvert Distributors, Inc.
DOB: 07/24/47.
         WILLIAM M. TARTIKOFF, Esq., Vice President and Secretary. Mr. Tartikoff is an officer of each of the investment companies in the Calvert Group of Funds, and is Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd., and each of its subsidiaries. Mr. Tartikoff is also Vice President and Secretary of Calvert-Sloan Advisers, L.L.C., a director of Calvert Distributors, Inc., and is an officer of Acacia National Life
Insurance Company. DOB: 08/12/47.
         DANIEL K. HAYES, Vice President. Mr. Hayes is Vice President of Calvert Asset Management Company, Inc., and is an officer of each of the other investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc. DOB: 09/09/50.
         SUSAN WALKER BENDER, Esq., Assistant Secretary. Ms. Bender is Associate General Counsel of Calvert Group, Ltd. and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 01/29/59.
         KATHERINE STONER, Esq., Assistant Secretary. Ms. Stoner is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 10/21/56.
         IVY WAFFORD DUKE, Esq., Assistant Secretary. Ms. Duke is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds and Secretary and provides counsel to the Calvert Social Investment Foundation. Prior to working at Calvert Group, Ms. Duke was an Associate in the Investment Management Group of the Business and Finance Department at Drinker Biddle & Reath. DOB: 09/07/68.

         The address of directors and officers, unless otherwise noted, is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Trustees and officers of the Fund as a group own less than 1% of the Fund's outstanding shares. Trustees marked with an *, above, are "interested persons" of the Fund, under the Investment Company Act of 1940.
         Each of the above trustees and officers is a director/trustee or officer of each of the investment companies in the Calvert Group of Funds with the exception of Calvert Social Investment Fund, of which only Messrs. Baird, Guffey and Silby and Ms. Krumsiek are among the trustees, Calvert Variable Series, Inc., of which only Messrs. Blatz, Diehl and Pugh and Ms. Krumsiek are among the directors, Calvert World Values Fund, Inc., of which only Messrs. Guffey and Silby and Ms. Krumsiek are among the directors, and Calvert New World Fund, Inc., of which only Ms. Krumsiek and Mr. Martini are among the directors.
         The Audit Committee of the Board is composed of Messrs. Baird, Blatz, Feldman, Guffey and Pugh. The Board's Investment Policy Committee is composed of Messrs. Borts, Diehl, Gavian, Rochat and Silby and Ms. Krumsiek.
         During fiscal 1998, trustees of the Fund not affiliated with the Fund's Advisor were paid $4,696. Trustees of the Fund not affiliated with the Advisor presently receive an annual fee of $20,500 for service as a member of the Board of Trustees of the Calvert Group of Funds, and a fee of $750 to $1,500 for each regular Board or Committee meeting attended; such fees are allocated among the respective Funds on the basis of net assets.
         Trustees of the Fund not affiliated with the Fund's Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Family of Funds through the Trustees Deferred Compensation Plan (shown as "Pension or Retirement Benefits Accrued as part of Fund Expenses," below). Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share, and will ensure that there is no duplication of advisory fees.

                           Trustee Compensation Table

Fiscal Year 1998      Aggregate         Pension or        Total Compensation
                      Compensation      Retirement        from Benefits
(unaudited numbers)   from Registrant   Accrued as        Registrant and Fund
                      for Service       part of           Complex paid to
                      as Trustee        of Registrant     Trustee**
                                        Expenses*

Name of Trustee

Richard L. Baird, Jr. $795              $0                $35,800
Frank H. Blatz, Jr.   $1,054            $1,054            $40,600
Frederick T. Borts    $997              $0                $32,500
Charles E. Diehl      $1,035            $1,035            $38,500
Douglas E. Feldman    $967              $0                $30,250
Peter W. Gavian       $1,034            $517              $35,502
John G. Guffey, Jr.   $1,005            $0                $54,715
M. Charito Kruvant    $1,026            $536              $34,000
Arthur J. Pugh        $1,054            $0                $40,000
D. Wayne Silby        $997              $0                $60,831

*Messrs. Blatz, Diehl, Gavian and Pugh and Ms. Kruvant have chosen to defer a portion of their compensation. As of September 30, 1998, total deferred compensation, including dividends and capital appreciation, was $576,605.22, $544,960.81, $138,513.72, $175,791.63, and $13,006.15, for each trustee, respectively.
**For the fiscal year ended September 30, 1998. The Fund Complex consists of nine (9) registered investment companies.

--------------------------------------------------------------------------------
                               INVESTMENT ADVISOR
--------------------------------------------------------------------------------

         The Calvert Fund's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, Bethesda, Maryland 20814, a subsidiary of Calvert Group, Ltd., which is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. ("Acacia Mutual"). Effective January 1, 1999, Acacia Mutual merged with and became a subsidiary of Ameritas Acacia Mutual Holding Company.
         The Advisory Contract between The Calvert Fund and the Advisor will remain in effect until January 3, 2000, and from year to year thereafter, provided continuance is approved at least annually by vote of the holders of a majority of the outstanding shares of the Fund or by the Board of Trustees of the Fund; and further provided that such continuance is also approved annually by the vote of a majority of the trustees of the Fund who are not parties to the Contract or interested persons of parties to the Contract or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. The Contract may be terminated without penalty by either party upon 60 days' prior written notice; it automatically terminates in the event of its assignment.
         Under the Contract, the Advisor provides investment advice to The Calvert Fund and oversees the day-to-day operations, subject to direction and control by the Fund's Board of Trustees. For its services, the Advisor receives an annual fee of 0.35% of the average daily net assets of Calvert Income Fund.
         The Advisor provides the Fund with investment advice and research, office space, furnishes executive and other personnel to the Fund, pays the salaries and fees of all trustees who are affiliated persons of the Advisor, and pays all Fund advertising and promotional expenses. The Advisor reserves the right to compensate broker-dealers in consideration of their promotional or administrative services. The Fund pays all other operating expenses, including custodial and transfer agency fees, federal and state securities registration fees, legal and audit fees, and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.
         For the fiscal years ended September 30, 1996, 1997, and 1998, Calvert Income Fund paid advisory fees of $311,154, $29,440, and $278,234 respectively.
         Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports. For providing such services, CASC receives an annual administrative service fee payable monthly (as a % of net assets) as follows:

         Class A           Class I
         0.30%             0.10%

--------------------------------------------------------------------------------
                             METHOD OF DISTRIBUTION
--------------------------------------------------------------------------------

         Calvert Distributors, Inc. ("CDI") is the principal underwriter and distributor for the Fund. Under the terms of its underwriting agreement with the Fund, CDI markets and distributes the Fund's shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.
         Pursuant to Rule 12b-1 under the Investment Company Act of 1940, The Fund has adopted a Distribution Plan which permits it to pay certain expenses associated with the distribution and servicing of its shares. Such expenses for Class A shares may not exceed, on an annual basis, 0.50% of the average daily net assets of the Fund.
         The Fund has entered into an agreement with Calvert Distributors, Inc. ("CDI") whereby CDI, acting as principal underwriter for the Fund, makes a continuous offering of the Fund's securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive a distribution fee from Calvert Income Fund of 0.25% of the Fund's average daily net assets.
         The Fund's Distribution Plan was approved by the Board of Trustees, including the Trustees who are not "interested persons" of the Fund (as that term is defined in the Investment Company Act of 1940) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Trustees who are not interested persons of the Fund is committed to the discretion of such disinterested Trustees. In establishing the Plans, the Trustees considered various factors including the amount of the distribution expenses. The Trustees determined that there is a reasonable likelihood that the Plans will benefit the Fund and its shareholders.
         The Plans may be terminated by vote of a majority of the non-interested Trustees who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the affected class or Portfolio of the Fund. If the Fund should ever switch to a new principal underwriter without terminating the Class B Plan, the fee would be prorated between CDI and the new principal underwriter. Any change in the Plans that would materially increase the distribution cost to a Portfolio requires approval of the shareholders of the affected class; otherwise, the Plans may be amended by the Trustees, including a majority of the non-interested Trustees as described above. The Plans will continue in effect for successive one-year terms provided that such continuance is specifically approved by (i) the vote of a majority of the Trustees who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board of Trustees.
         Apart from the Plans, the Advisor and CDI, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Fund.
         CDI makes a continuous offering of the Fund's securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive, pursuant to the Distribution Plans, a distribution fee and a service fee from the Fund based on the average daily net assets of the Fund's respective Classes. These fees are paid pursuant to the Fund's Distribution Plan. For the fiscal year ended September 30, 1998, $59,622 in Distribution Plan Expenses (includes both distribution fees and services fees) were paid by the Fund (all classes) to CDI.
         Of the distribution expenses paid by Class A Shares in fiscal year 1998, $59,172 was used to compensate dealers for their share distribution promotional services, and the remainder was used for the printing and mailing of prospectuses and sales materials to investors (other than current shareholders), and to finance advertising.

Dealer Reallowance (Class A)

Shares are offered at net asset value plus a front-end sales charge as follows:

                                    As a % of    As a % of    Allowed to
Amount of                           offering     net amount   Brokers as a % of
Investment                          price        invested     offering price
Less than $50,000                   3.75%        3.90%        3.00%
$50,000 but less than $100,000      3.00%        3.09%        2.25%
$100,000 but less than $250,000     2.25%        2.30%        1.75%
$250,000 but less than $500,000     1.75%        1.78%        1.25%
$500,000 but less than $1,000,000   1.00%        1.01%        0.80%
$1,000,000 and over                 0.00%        0.00%        0.00%*

         CDI receives any front-end sales charge or CDSC paid. A portion of the front-end sales charge may be reallowed to dealers. The aggregate amount of sales charges (gross underwriting commissions) and for the net amount retained by CDI (i.e., not reallowed to dealers) for the last 3 fiscal years are:

Fiscal Year                1996                  1997                1998
Class A                 Gross    Net      Gross        Net    Gross       Net
                    $42,280$15,770      $31,699    $11,471  $49,042   $20,132

         Fund Trustees and certain other affiliated persons of the Fund are exempt from the sales charge since the distribution costs are minimal to persons already familiar with the Fund. Other groups (i.e., group retirement plans) are exempt due to economies of scale in distribution. See Exhibit A to the Prospectus.

--------------------------------------------------------------------------------
                   TRANSFER AND SHAREHOLDER SERVICING AGENTS
--------------------------------------------------------------------------------

         National Financial Data Services, Inc. ("NFDS"), a subsidiary of State Street Bank & Trust, has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.
         Calvert Shareholder Services, Inc., a subsidiary of Calvert Group, Ltd., and Acacia Mutual, has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the NFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts. Calvert Shareholder Services, Inc. was the sole transfer agent prior to January 1, 1998.
         For these services, NFDS and Calvert Shareholder Services, Inc. receive a fee based on the number of shareholder accounts and transactions.

--------------------------------------------------------------------------------
                             PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

         Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Fund's Advisor makes investment decisions and the choice of brokers and dealers under the direction and supervision of the Fund's Board of Trustees.
         Broker-dealers who execute portfolio transactions on behalf of the Fund are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, etc.
         For the fiscal years ended September 30, 1997 and 1998, no brokerage commissions were paid by Calvert Income Fund to any broker-dealer, officers or trustees of The Calvert Fund or any of their affiliates. For fiscal year 1996, $1,000 in aggregate brokerage commissions were paid to a broker-dealer.
         For the years ended September 30, 1997 and 1998, the portfolio turnover rates of the Fund were 2,961% and 3,461% respectively. Increase was due to the implementation of the Advisor's more active trading strategy.

--------------------------------------------------------------------------------
                     INDEPENDENT ACCOUNTANTS AND CUSTODIANS
--------------------------------------------------------------------------------

         PricewaterhouseCoopers LLP, has been selected by the Board of Trustees to serve as independent accountants for fiscal year 1999. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, serves as custodian of the Fund's investments. First National Bank of Maryland, 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Fund's cash assets. The custodians have no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund.

--------------------------------------------------------------------------------
                              GENERAL INFORMATION
--------------------------------------------------------------------------------

         The Calvert Fund (the "Trust"), an open-end registered investment company, was organized as a Massachusetts business trust on March 15, 1982. The Calvert Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The shareholders of a Massachusetts business trust might, however, under certain circumstances, be held personally liable as partners for its obligations. The Declaration of Trust provides for indemnification and reimbursement of expenses out of the Trust's assets for any shareholder held personally liable for obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust itself is unable to meet its obligations.
         Each share of each series represents an equal proportionate interest in that series with each other share and is entitled to such dividends and distributions out of the income belonging to such series as declared by the Board. The Fund offers two separate classes of shares: Class A and Class I. Each class represents interests in the same portfolio of investments but, as further described in the prospectus, each class is subject to differing sales charges and expenses, which differences will result in differing net asset values and distributions. Upon any liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.
         The Fund is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Trustees, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share you own, except that matters affecting classes differently, such as Distribution Plans, will be voted on separately by the affected class(es).

--------------------------------------------------------------------------------
              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------

As of January 19, 1999, the following shareholder owned of record 5% or more of the Class A shares of the Fund:

Name and Address                            % of Ownership

State of Tennessee 401(k) Plan              6.91%
Nashville, Tennessee

--------------------------------------------------------------------------------
                                    APPENDIX
--------------------------------------------------------------------------------

Corporate Bond Ratings:
Description of Moody's Investors Service Inc.'s/Standard & Poor's bond ratings:
         Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.
         Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.
         A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.
         Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.
         Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. The higher the degree of speculation, the lower the rating. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.
         C/C: This rating is only for income bonds on which no interest is being paid.
         D: Debt in default; payment of interest and/or principal is in arrears.

Commercial Paper Ratings:
         MOODY'S INVESTORS SERVICE, INC.:
         The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance;
(4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2, or 3, depending on the relative strengths of these factors.
         STANDARD & POOR'S CORPORATION:
         Commercial paper rated A by Standard & Poor's has the following characteristics: (i) liquidity ratios are adequate to meet cash requirements;
(ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least two additional channels of borrowing;
(iv) basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the reliability and quality of management should be unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote the relative strength within this highest classification.

LETTER OF INTENT


Date

Calvert Distributors, Inc.
4550 Montgomery Avenue
Bethesda, MD 20814

Ladies and Gentlemen:

         By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

         I intend to invest in the shares of:_____________________(Fund or Portfolio name) during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount (excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:

         __ $50,000 __ $100,000 __ $250,000 __ $500,000 __ $1,000,000

         Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. "Fund" in this Letter of Intent shall refer to the Fund or Portfolio, as the case may be. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.

         I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 4.75% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

         From the initial purchase (or subsequent purchases if necessary), 4.75% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,375 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escrowed shares will be credited to my account.

         If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

         Upon expiration of this Letter, the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.

         I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

         The commission allowed by CDI to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

         The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

         In determining the total amount of purchases made hereunder, shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.



Name of Dealer


Name of Investor(s)


By - Authorized Signer


Address


Date


Signature of Investor(s)


Date


Signature of Investor(s)

INVESTMENT ADVISOR
Calvert Asset Management Company, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

SHAREHOLDER SERVICE
Calvert Shareholder Services, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

TRANSFER AGENT
National Financial Data Services, Inc.
1004 Baltimore
6th Floor
Kansas City, Missouri 64105

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
250 West Pratt Street
Baltimore, Maryland 21201

                                THE CALVERT FUND
                       Calvert New Vision Small Cap Fund
                4550 Montgomery Avenue, Bethesda, Maryland 20814

                      Statement of Additional Information
                                January 31, 1999

         New Account                (800) 368-2748
         Information:               (301) 951-4820

         Shareholder Services:      (800) 368-2745

         Broker                     (800) 368-2746
         Services:                  (301) 951-4850

         TDD for the Hearing- Impaired:
                                    (800) 541-1524

         This Statement of Additional Information ("SAI") is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Fund's Prospectus dated January 31, 1999. The Fund's audited financial statements included in its most recent Annual Report to Shareholders, are expressly incorporated by reference, and made a part of this SAI. The prospectus and the most recent shareholder report may be obtained free of charge by writing the Fund at the above address or calling the Fund.


TABLE OF CONTENTS

Investment Policies and Risks                              2
Investment Restrictions                                    7
Dividends, Distributions and Taxes                         8
Net Asset Value                                            9
Calculation of Total Return                               10
Purchase and Redemption of Shares                         11
Advertising                                               11
Trustees and Officers                                     12
Investment Advisor and Subadvisor                         15
Method of Distribution                                    16
Transfer and Shareholder Servicing Agents                 17
Fund Transactions                                         17
Independent Accountants and Custodians                    18
General Information                                       18
Control Persons & Principal Holders of Securities         19
Appendix                                                  19

--------------------------------------------------------------------------------
                         INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

SMALL CAP ISSUERS
         The securities of small cap issuers may be less actively traded than the securities of larger issuers, may trade in a more limited volume, and may change in value more abruptly than securities of larger companies.
         Information concerning these securities may not be readily available so that the companies may be less actively followed by stock analysts. Small-cap issuers do not usually participate in market rallies to the same extent as more widely-known securities, and they tend to have a relatively higher percentage of insider ownership.
         Investing in smaller, new issuers generally involves greater risk than investing in larger, established issuers. Companies in which the Fund is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities in such companies may also have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

REIT
         The Fund also may invest in real estate investment trusts ("REITs"), including equity REITs, which own real estate properties, and mortgage REITs, which make construction, development, and long-term mortgage loans. The value of an equity REIT may be affected by changes in the value of the underlying property, while a mortgage REIT may be affected by the quality of the credit extended. The performance of both types of REITs depends upon conditions in the real estate industry, management skills, and the amount of cash flow. The risks associated with REITs include default by borrowers, self-liquidation, failure to qualify as a pass-through entity under the Federal tax law, failure to qualify as an exempt entity under the 1940 Act, and the fact that REITs are not diversified.

Foreign Securities
         Investments in foreign securities may present risks not typically involved in domestic investments. The Fund may purchase foreign securities directly, on foreign markets, or those represented by American Depositary Receipts ("ADRs"), or other receipts evidencing ownership of foreign securities, such as International Depositary Receipts and Global Depositary Receipts. ADRs are US dollar-denominated and traded in the US on exchanges or over the counter. By investing in ADRs rather than directly in foreign issuers' stock, the Fund may possibly avoid some currency and some liquidity risks. The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded.
         Additional costs may be incurred in connection with international investment since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Fund changes investments from one country to another or converts foreign securities holdings into U.S. dollars.
         United States Government policies have at times, in the past, through imposition of interest equalization taxes and other restrictions, discouraged certain investments abroad by United States investors.
         Since investments in securities of issuers domiciled in foreign countries usually involve currencies of the foreign countries, and since the Fund may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of the Fund as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated increases or declines in relation to the value of the U.S. dollar, the value of the security in U.S. dollars will increase or decline correspondingly. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.
         The Fund may enter into forward foreign currency contracts for two reasons. First, the Fund may desire to preserve the United States dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund may be able to protect itself against possible losses resulting from changes in the relationship between the United States dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.
         Second, when the Advisor or Subadvisor believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, the Fund enters into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amounts and the value of the portfolio securities involved will not generally be possible since the future value of the securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain. Although forward foreign currency contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. The Fund does not intend to enter into such forward contracts under this circumstance on a regular or continuous basis.
         Eurocurrency Conversion Risk. European countries that are members of the European Monetary Union have agreed to use a common currency unit, the "euro," beginning in 1999. Currently, each of these countries has its own currency unit. Although the Advisor and Subadvisors do not anticipate any problems in conversion from the old currencies to the euro, there may be issues involved in settlement, valuation, and numerous other areas that could impact the Fund. Calvert has been reviewing all of its computer systems for Eurocurrency conversion compliance. There can be no assurance that there will be no negative impact on the Fund, however, the Advisor, Subadvisor and custodian have advised the Fund that they have been actively working on any necessary changes to their computer systems to prepare for the conversion, and expect that their systems, and those of their outside service providers, will be adapted in time for that event.

temporary defensive positions
         For temporary defensive purposes - which may include a lack of adequate purchase candidates or an unfavorable market environment - the Fund may invest in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, banker's acceptances, time deposits commercial paper, short-term corporate debt securities, and repurchase agreements.

Repurchase Agreements
         The Fund may purchase debt securities subject to repurchase agreements, which are arrangements under which the Fund buys a security, and the seller simultaneously agrees to repurchase the security at a specified time and price reflecting a market rate of interest. The Fund engages in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement. Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Fund would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Fund will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor under the direction and supervision of the Fund's Board of Trustees. In addition, the Fund will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security. Repurchase agreements are always for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

Reverse Repurchase Agreements
         The Fund may also engage in reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Fund invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Fund intends to enter into a reverse repurchase agreement only when the interest income provided for in the obligation in which the Fund invests the proceeds is expected to exceed the amount the Fund will pay in interest to the other party to the agreement plus all costs associated with the transactions. The Fund does not intend to borrow for leverage purposes. The Fund will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.
         During the time a reverse repurchase agreement is outstanding, the Fund will maintain in a segregated custodial account an amount of cash, U.S. Government securities or other liquid, high-quality debt securities equal in value to the repurchase price. The Fund will mark to market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.
         The Fund's use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Fund may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Fund under the agreements, the Fund may have been better off had it not entered into the agreement. However, the Fund will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by the Fund's Board of Trustees. In addition, the Fund bears the risk that the market value of the securities it sold may decline below the agreed-upon repurchase price, in which case the dealer may request the Fund to post additional collateral.

Non-Investment Grade Debt Securities
         Non-investment grade debt securities are lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's, known as "junk bonds"). These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix for a description of the ratings.) These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as rated securities are, which may make them less marketable.
         The quality limitation set forth in the Fund's investment policy is determined immediately after the Fund's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Fund's investment policy.
         When purchasing high-yielding securities, rated or unrated, the Advisors prepare their own careful credit analysis to attempt to identify those issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through Fund diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

Derivatives
         The Fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. The Fund can use these practices either as substitution or as protection against an adverse move in the Fund to adjust the risk and return characteristics of the Fund. If the Advisor and/or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with a Fund's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid.

Options and Futures Contracts
         The Fund may, in pursuit of its respective investment objectives, purchase put and call options and engage in the writing of covered call options and secured put options on securities which meet the Fund's social criteria, and employ a variety of other investment techniques. Specifically, the Fund may also engage in the purchase and sale of stock index future contracts, foreign currency futures contracts, interest rate futures contracts, and options on such futures, as described more fully below.
         The Fund may engage in such transactions only to hedge the existing positions. It will not engage in such transactions for the purposes of speculation or leverage. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.
         The Fund may write "covered options" on securities in standard contracts traded on national securities exchanges. The Fund may write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options.

Put and Call Options. The Fund may purchase put and call options, in standard contracts traded on national securities exchanges, on securities of issuers which meet the Fund's social criteria. The Fund will purchase such options only to hedge against changes in the value of securities the Fund hold and not for the purposes of speculation or leverage. By buying a put, the Fund has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.
         The Fund may purchase call options on securities which they may intend to purchase and which meet the Fund's social criteria. Such transactions may be entered into in order to limit the risk of a substantial increase in the market price of the security which the Fund intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

Covered Options. The Fund may write only covered options on equity and debt securities in standard contracts traded on national securities exchanges. This means that, in the case of call options, so long as the Fund is obligated as the writer of a call option, the Fund will own the underlying security subject to the option and, in the case of put options, the Fund will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.
         When the Fund writes a covered call option, the Fund gives the purchaser the right to purchase the security at the call option price at any time during the life of the option. As the writer of the option, the Fund receives a premium, less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. Writing covered call options can increase the income of the Fund and thus reduce declines in the net asset value per share of the Fund if securities covered by such options decline in value. Exercise of a call option by the purchaser however will cause the Fund to forego future appreciation of the securities covered by the option.
         When the Fund writes a covered put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Fund may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.
         The Fund may purchase securities which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Fund. The Fund's turnover may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the Fund has not entered into a closing purchase transaction.
         Risks Related to Options Transactions. The Fund can close out its respective positions in exchange-traded options only on an exchange which provides a secondary market in such options. Although the Fund intend to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. This might prevent the Fund from closing an options position, which could impair the Fund's ability to hedge effectively. The inability to close out a call position may have an adverse effect on liquidity because the Fund may be required to hold the securities underlying the option until the option expires or is exercised.

Futures Transactions. The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge against market changes which would adversely affect the securities held by the Fund. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.
         A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Although futures contracts by their terms require actual delivery and acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Upon buying or selling a futures contract, the Fund deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with the Fund being obligated to make such payments if its futures position becomes less valuable and entitled to receive such payments if its positions become more valuable.
         The Fund may only invest in futures contracts to hedge its existing investment positions and not for income enhancement, speculation or leverage purposes. Although some of the securities underlying a futures contract may not necessarily meet the Fund's social criteria, any such hedge position taken by the Fund will not constitute a direct ownership interest in the underlying securities.
         Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). As series of a registered investment company, the Fund is eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Fund may invest in futures contracts under specified conditions without registering with the CFTC. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

Options on Futures Contracts. The Fund may purchase and write put or call options and sell call options on futures contracts in which the Fund could otherwise invest and which are traded on a U.S. exchange or board of trade. The Fund may also enter into closing transactions with respect to such options to terminate an existing position; that is, to sell a put option already owned and to buy a call option to close a position where the Fund has already sold a corresponding call option.
         The Fund may only invest in options on futures contracts to hedge their respective existing investment positions and not for income enhancement, speculation or leverage purposes. Although some of the securities underlying the futures contract underlying the option may not necessarily meet the Fund's social criteria, any such hedge position taken by the Fund will not constitute a direct ownership interest in the underlying securities.
         An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract-a long position if the option is a call and a short position if the option is a put-at a specified exercise price at any time during the period of the option. The Fund will pay a premium for such options purchased or sold. In connection with such options bought or sold, the Fund will make initial margin deposits and make or receive maintenance margin payments which reflect changes in the market value of such options. This arrangement is similar to the margin arrangements applicable to futures contracts described above.

Put Options on Futures Contracts. The purchase of put options on futures contracts is analogous to the sale of futures contracts and is used to protect the Fund against the risk of declining prices. The Fund may purchase put options and sell put options on futures contracts that are already owned by the Fund. The Fund will only engage in the purchase of put options and the sale of covered put options on market index futures for hedging purposes.

Call Options on Futures Contracts. The sale of call options on futures contracts is analogous to the sale of futures contracts and is used to protect the Fund against the risk of declining prices. The purchase of call options on futures contracts is analogous to the purchase of a futures contract. The Fund may only buy call options to close an existing position where the Fund has already sold a corresponding call option, or for a cash hedge. The Fund will only engage in the sale of call options and the purchase of call options to cover for hedging purposes.

Writing Call Options on Futures Contracts. The writing of call options on futures contracts constitutes a partial hedge against declining prices of the securities deliverable upon exercise of the futures contract. If the futures contract price at expiration is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's securities holdings.

Risks of Options and Futures Contracts. If the Fund has sold futures or takes options positions to hedge against decline in the market and the market later advances, the Fund may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where the Fund has sold futures or taken options positions to hedge against decline in the market, the market may advance and the value of the securities held in the Fund may decline. If this were to occur, the Fund might lose money on the futures contracts or options and also experience a decline in the value of its securities.
         The Fund can close out futures positions only on an exchange or board of trade which provides a secondary market in such futures. Although the Fund intend to purchase or sell only such futures for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract at any particular time. This might prevent the Fund from closing a futures position, which could require the Fund to make daily cash payments with respect to its position in the event of adverse price movements.
         Options on futures transactions bear several risks apart from those inherent in options transactions generally. The Fund's ability to close out its options positions in futures contracts will depend upon whether an active secondary market for such options develops and is in existence at the time the Fund seek to close its positions. There can be no assurance that such a market will develop or exist. Therefore, the Fund might be required to exercise the options to realize any profit.

LENDING FUND SECURITIES
         The Fund may lend its securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more, provided the value of the securities loaned will not exceed 33 1/3% of assets. Any such loans must be secured continuously in the form of cash or cash equivalents such as US Treasury bills. The amount of the collateral must on a current basis equal or exceed the market value of the loaned securities, and the Fund must be able to terminate such loans upon notice at any time. The Fund will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities.
         The advantage of such loans is that the Fund continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Fund's investment objective, policies and restrictions.
         Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, the Fund will make loans of its securities only to those firms the Advisor or Subadvisor deems creditworthy and only on terms the Advisor believes should compensate for such risk. On termination of the loan, the borrower is obligated to return the securities to the Fund. The Fund will recognize any gain or loss in the market value of the securities during the loan period. The Fund may pay reasonable custodial fees in connection with the loan.

--------------------------------------------------------------------------------
                            INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

Fundamental Investment Restrictions
         The Fund has adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund.

         (1) The Fund may not make any investment inconsistent with its classification as a diversified investment company under the 1940 Act.
         (2) The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby).
         (3) The Fund may not issue senior securities or borrow money, except from banks for temporary or emergency purposes and then only in an amount up to 33 1/3% of the value of its total assets or as permitted by law and except by engaging in reverse repurchase agreements, where allowed. In order to secure any permitted borrowings and reverse repurchase agreements under this section, the Fund may pledge, mortgage or hypothecate its assets.
         (4) The Fund may not underwrite the securities of other issuers, except as allowed by law or to the extent that the purchase of obligations in accordance with the Fund's investment objective and policies, either directly from the issuer, or from an underwriter for an issuer, may be deemed an underwriting.
         (5) The Fund may not invest directly in commodities or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages.
         (6) The Fund may not make loans, other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities, or as permitted by law. The purchase of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with the Fund's investment objective, policies and restrictions, shall not constitute the making of a loan.

Nonfundamental Investment Restrictions
         The Board of Trustees has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

         (1) The Fund does not intend to make any purchases of securities if borrowing exceeds 5% of total assets.
         (2) The Fund may not invest, in the aggregate, more than 15% of its net assets in illiquid securities.
         (3) The Fund may not make short sales of securities or purchase any securities on margin except as provided with respect to options, futures contracts and options on future contracts.
         (4) The Fund may not enter into a futures contract or an option on a futures contract if the aggregate initial margins and premiums required to establish these positions would exceed 5% of the Fund's net assets.
         (5) The Fund may not purchase a put or call option on a security (including a straddle or spread) if the value of that option premium, when aggregated with the premiums on all other options on securities held by the Fund, would exceed 5% of the Fund's total assets.

         Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

--------------------------------------------------------------------------------
                      DIVIDENDS, DISTRIBUTIONS, AND TAXES
--------------------------------------------------------------------------------

         The Fund intends to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. If for any reason the Fund should fail to qualify, it would be taxed as a corporation at the Fund level, rather than passing through its income and gains to shareholders.
         Distributions of realized net capital gains, if any, are normally paid once a year; however, the Fund does not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. As of September 30, 1998, the Fund had tax-loss carryforwards of $0.
         Generally, dividends (including short-term capital gains) and distributions are taxable to the shareholder in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared.
         The Fund is required to withhold 31% of any reportable dividends and long-term capital gain distributions paid and 31% reportable of each redemption transaction occurring in the Balanced, Equity and Bond Portfolios if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Internal Revenue Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.
         In addition, the Fund is required to report to the Internal Revenue Service the following information with respect to each redemption transaction occurring in the Fund:(a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Fund's identifying CUSIP number.
         Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; foreign central banks of issue. Non-resident aliens, certain foreign partnerships and foreign corporations are generally not subject to either requirement but may instead be subject to withholding under sections 1441 or 1442 of the Internal Revenue Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Fund for further information.
         Many states do not tax the portion of the Fund's dividends which is derived from interest on U.S. Government obligations. State law varies considerably concerning the tax status of dividends derived from U.S. Government obligations. Accordingly, shareholders should consult their tax advisors about the tax status of dividends and distributions from the Fund in their respective jurisdictions.
         Dividends paid by the Fund may be eligible for the dividends received deduction available to corporate taxpayers. Information concerning the tax status of dividends and distributions and the amount of dividends withheld, if any, is mailed annually to Fund shareholders.
         Investors should note that they may be required to exclude the initial sales charge, if any, paid on the purchase of Fund shares from the tax basis of those shares if the shares are exchanged for shares of another Calvert Group Fund within 90 days of purchase. This requirement applies only to the extent that the payment of the original sales charge on the shares of the Fund causes a reduction in the sales charge otherwise payable on the shares of the Calvert Group Fund acquired in the exchange, and investors may treat sales charges excluded from the basis of the original shares as incurred to acquire the new shares.

--------------------------------------------------------------------------------
                                NET ASSET VALUE
--------------------------------------------------------------------------------

         The public offering price of the shares of the Fund is the respective net asset value per share (plus, for Class A shares, the applicable sales charge). The net asset value fluctuates based on the respective market value of the Fund's investments. The net asset value per share for each class is determined every business day at the close of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time) and at such other times as may be necessary or appropriate. The Fund does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Fund's net asset value per share is determined by dividing total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding for that class.
         The assets of the Fund are valued as follows: (a) securities for which market quotations are readily available are valued at the most recent closing price, mean between bid and asked price, or yield equivalent as obtained from one or more market makers for such securities; (b) securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium, unless the Board of Trustees determines such method not to be appropriate under the circumstances; and (c) all other securities and assets for which market quotations are not readily available will be fairly valued by the Advisor in good faith under the supervision of the Board of Trustees. Equity options are valued at the last sale price; if not available, then the previous day's sales price is used. If the bid price is higher or the asked price is lower than the previous last sales price, the higher bid or lower asked prices may be used. Exchange traded fixed income options are valued at the last sale price unless there is no sale price, in which event current prices provided by market makers are used. Over-the-counter fixed income options are valued based upon current prices provided by market makers. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Net Asset Value and Offering Price Per Share, As of 9/30/98

         Net asset value per share
         ($61,765,401/5,129,373 shares)                        $12.04
         Maximum sales charge, Class A
         (4.75% of offering price)                               0.57
         Offering price per share, Class A                     $12.61

         Class B net asset value and offering price per share
         ($522,894/43,535 shares)                              $12.01

         Class C net asset value and offering price per share
         ($7,096,800/594,082 shares)                           $11.95

--------------------------------------------------------------------------------
                          CALCULATION OF TOTAL RETURN
--------------------------------------------------------------------------------

         The Fund may advertise "total return." Total return is calculated separately for each class. . Total return differs from yield in that yield figures measure only the income component of the Fund's investments, while total return includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period. Total return is computed per class by taking the total number of shares purchased by a hypothetical $1,000 investment after deducting any applicable sales charge, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.
         Total return is computed according to the following formula:

                                P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.
         Total return is historical in nature and is not intended to indicate future performance. All total return quotations reflect the deduction of the maximum sales charge ("return with maximum load"), except quotations of "return without maximum load," (or "without CDSC") which do not deduct sales charge. Thus, in the formula above, for return without maximum load, P = the entire $1,000 hypothetical initial investment and does not reflect the deduction of any sales charge; for return with maximum load, P = a hypothetical initial investment of $1,000 less any sales charge actually imposed at the beginning of the period for which the performance is being calculated.

         Return for the Funds' shares for the period from inception to September 30, 1998, are as follows:

--------------------------------------------------------------------------------
Periods Ended                  Class A                       Class B
September 30, 1998           Total Return                 Total Return
                     With/Without Maximum Load         With/Without CDSC
New Vision
One Year                -26.52%      -22.86%               N/A          N/A
Since Inception         -14.75%      -12.22%           -29.48%      -25.77%
(January 31, 1997, for Class A)
(March 31, 1998, for Class B)

Periods Ended                                 Class C
September 30, 1998                       Total Return
                                    With/Without CDSC
One Year                         -24.07%       -23.31
Since Inception                  -12.63%       -12.63
(January 31, 1997, for Class C)

--------------------------------------------------------------------------------
                       PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

         Investments in the Fund made by mail, bank wire or electronic funds transfer, or through the Fund's branch office or brokers participating in the distribution of Fund shares, are credited to a shareholder's account at the public offering price which is the net asset value next determined after receipt by the Fund, plus the sales charge, if applicable, as set forth in the Fund's Prospectus. Certain Class B and Class C shares may be subject to a contingent deferred sales charge which is subtracted from the redemption proceeds (see Prospectus, "Calculation of Contingent Deferred Sales Charges and Waiver of Sales Charges").
         All purchases of Fund shares will be confirmed and credited to shareholder accounts in full and fractional shares (rounded to the nearest 1/1000th of a share). Share certificates will not be issued unless requested in writing by the investor. No charge will be made for share certificate requests. No certificates will be issued for fractional shares. A service fee of $10.00, plus any costs incurred by the Fund, will be charged to investors whose purchase checks are returned for insufficient funds.
         To change redemption instructions already given, shareholders must send a notice to Calvert Group, with a voided copy of a check for the bank wiring instructions to be added, to c/o NFDS, P.O. Box 419544, Kansas City, MO 64141-6544. If a voided check does not accompany the request, then the request must be signature guaranteed by a commercial bank, trust company, savings association or member firm of any national securities exchange. Other documentation may be required from corporations, fiduciaries and institutional investors.
         The right of redemption may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the Commission, or if the Commission has ordered a suspension of trading for the protection of shareholders.
         Redemption proceeds are normally paid in cash. However, the Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less.

--------------------------------------------------------------------------------
                                  ADVERTISING
--------------------------------------------------------------------------------

         The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Fund is compatible with the investor's goals. The Fund may list its holdings or give examples of securities that may have been considered for inclusion in the Fund, whether held or not.
         The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron's, Nelson's and The Wall Street Journal. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information, and may provide biographical information on, or quote, portfolio managers or Fund officers. The Fund may compare itself or its portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes.
         Calvert Group is the nation's leading family of socially responsible mutual funds, both in terms of socially responsible mutual fund assets under management, and number of socially responsible mutual fund portfolios offered (source: Social Investment Forum, December 31, 1998). Calvert Group was also the first to offer a family of socially responsible mutual fund portfolios.

--------------------------------------------------------------------------------
                             TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------
      The Fund's Board of Trustees supervises the Fund's activities and reviews its contracts with companies that provide it with services.

         RICHARD L. BAIRD, JR., Trustee. Mr. Baird is Executive Vice President for the Family Health Council, Inc. in Pittsburgh, Pennsylvania, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services. Mr. Baird is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Calvert Variable Series, Inc., Calvert New World Fund, Inc. and Calvert World Values Fund, Inc. DOB: 05/09/48. Address: 211 Overlook
Drive, Pittsburgh, Pennsylvania 15216.
         FRANK H. BLATZ, JR., Esq., Trustee. Mr. Blatz is a partner in the law firm of Snevily, Ely, Williams & Blatz. He was formerly a partner with Abrams, Blatz, Gran, Hendricks & Reina, P.A. He is also a director of Calvert Variable Series, Inc. DOB: 10/29/35. Address: 308 East Broad Street, Westfield, New Jersey 07091.
         FREDERICK T. BORTS, M.D., Trustee. Dr. Borts is a radiologist with Kaiser Permanente. Prior to that, he was a radiologist at Bethlehem Medical Imaging in Allentown, Pennsylvania. DOB: 07/23/49. Address: 16 Iliahi Street, Honolulu, Hawaii, 96817.
         CHARLES E. DIEHL, Trustee. Mr. Diehl is a self-employed consultant and is Vice President and Treasurer Emeritus of the George Washington University. He has retired from University Support Services, Inc. of Herndon, Virginia. Formerly, he was a Director of Acacia Life Insurance Company, and is currently a Director of Servus Financial Corporation. DOB: 10/13/22. Address:
1658 Quail Hollow Court, McLean, Virginia 22101.
         DOUGLAS E. FELDMAN, M.D., Trustee. Dr. Feldman is managing partner of Feldman Otolaryngology, Head and Neck Surgery in Washington, D.C. A graduate of Harvard Medical School, he is Associate Professor of Otolaryngology, Head and Neck Surgery at Georgetown University and George Washington University Medical School, and past Chairman of the Department of Otolaryngology, Head and Neck Surgery at the Washington Hospital Center. He is included in The Best Doctors in America. DOB: 05/23/48. Address: 7536 Pepperell Drive, Bethesda, Maryland 20817.
         PETER W. GAVIAN, CFA, Trustee. Mr. Gavian is President of Corporate Finance of Washington, Inc. Formerly, he was a principal of Gavian De Vaux Associates, an investment banking firm. He is also a Chartered Financial Analyst and an accredited senior business appraiser. DOB: 12/08/32. Address:
3005 Franklin Road North, Arlington, Virginia 22201.
         JOHN G. GUFFEY, JR., Trustee. Mr. Guffey is Executive Vice President of Calvert Social Investment Fund. He is on the Board of Directors of the Calvert Social Investment Foundation, organizing director of the Community Capital Bank in Brooklyn, New York, and a financial consultant to various organizations. In addition, he is a director of the Community Bankers Mutual Fund of Denver, Colorado, a director of Ariel Funds, and the Treasurer and Director of Silby, Guffey, and Co., Inc., a venture capital firm. Mr. Guffey is a trustee/director of each of the other investment companies in the Calvert Group of Funds, except for Calvert Variable Series, Inc. and Calvert New World Fund, Inc.
        Mr. Guffey has been advised that the Securities and Exchange
Commission ("SEC") has entered an order against him relating to his former service as a director of Community Bankers Mutual Fund, Inc. This fund is not connected with any Calvert Fund or the Calvert Group and ceased operations in September, 1994. Mr. Guffey consented to the entry of the order without admitting or denying the findings in the order. The order contains findings
(1) that the Community Bankers Mutual Fund's prospectus and statement of additional information were materially false and misleading because they misstated or failed to state material facts concerning the pricing of fund shares and the percentage of illiquid securities in the fund's portfolio and that Mr. Guffey, as a member of the fund's board, should have known of these misstatements and therefore violated the Securities Act of 1933; (2) that the price of the fund's shares sold to the public was not based on the current net asset value of the shares, in violation of the Investment Company Act of 1940 (the "Investment Company Act"); and (3) that the board of the fund, including Mr. Guffey, violated the Investment Company Act by directing the filing of a materially false registration statement. The order directed Mr. Guffey to cease and desist from committing or causing future violations and to pay a civil penalty of $5,000. The SEC placed no restrictions on Mr. Guffey's continuing to serve as a Trustee or Director of mutual funds. DOB: 05/15/48.
Address: 7205 Pomander Lane, Chevy Chase, Maryland 20815.
         *BARBARA J. KRUMSIEK, President and Trustee. Ms. Krumsiek serves as President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd.
and as an officer and director of each of its affiliated companies. She is a director of Calvert-Sloan Advisers, L.L.C., and a trustee/director of each of the investment companies in the Calvert Group of Funds, as well as Senior Vice President of Calvert Social Investment Fund. Ms. Krumsiek is on the Board of Directors of the Calvert Social Investment Foundation. Prior to joining
Calvert Group, Ms. Krumsiek served as a Managing Director of Alliance Fund Distributors, Inc. DOB: 08/09/52.
         M. CHARITO KRUVANT, Trustee. Ms. Kruvant is President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development. She is also a director of Acacia Federal Savings Bank.
DOB: 12/08/45. Address: 5301 Wisconsin Avenue, N.W., Washington, D.C. 20015.
         ARTHUR J. PUGH, Trustee. Mr. Pugh is a Director of Calvert Variable Series, Inc., and serves as a director of Acacia Federal Savings Bank. DOB:
09/24/37. Address: 4823 Prestwick Drive, Fairfax, Virginia 22030.
         *DAVID R. ROCHAT, Senior Vice President and Trustee. Mr. Rochat is Executive Vice President of Calvert Asset Management Company, Inc., Director and Secretary of Grady, Berwald and Co., Inc., and Director and President of Chelsea Securities, Inc. He is the Senior Vice President of First Variable
Rate Fund, Calvert Tax-Free Reserves, Calvert Municipal Fund, Inc., Calvert Cash Reserves, and The Calvert Fund. DOB: 10/07/37. Address: Box 93, Chelsea, Vermont 05038.
         *D. WAYNE SILBY, Esq., Trustee. Mr. Silby is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Calvert Variable Series, Inc. and Calvert New World Fund, Inc. He is the President of Calvert Social Investment Fund. Mr. Silby is Executive Chairman of Group Serve, Inc., an internet company focused on community building collaborative tools, and an officer, director and shareholder of Silby, Guffey & Company, Inc., which serves as general partner of Calvert Social Venture Partners ("CSVP"). CSVP is a venture capital firm investing in socially responsible small companies. He is also a Director of Acacia Life Insurance Company and Chairman of the Calvert Social Investment Foundation. DOB:
7/20/48. Address: 1715 18th Street, N.W., Washington, D.C. 20009.
         RENO J. MARTINI, Senior Vice President. Mr. Martini is a director and Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc. Mr. Martini is also a director and President of Calvert-Sloan Advisers, L.L.C., and a director and officer of Calvert New World Fund. DOB: 1/13/50.
         RONALD M. WOLFSHEIMER, CPA, Treasurer. Mr. Wolfsheimer is Senior Vice President and Chief Financial Officer of Calvert Group, Ltd. and its subsidiaries and an officer of each of the other investment companies in the Calvert Group of Funds. Mr. Wolfsheimer is Vice President and Treasurer of Calvert-Sloan Advisers, L.L.C., and a director of Calvert Distributors, Inc.
DOB: 07/24/47.
         WILLIAM M. TARTIKOFF, Esq., Vice President and Secretary. Mr. Tartikoff is an officer of each of the investment companies in the Calvert Group of Funds, and is Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd., and each of its subsidiaries. Mr. Tartikoff is also Vice President and Secretary of Calvert-Sloan Advisers, L.L.C., a director of Calvert Distributors, Inc., and is an officer of Acacia National Life
Insurance Company. DOB: 08/12/47.
         DANIEL K. HAYES, Vice President. Mr. Hayes is Vice President of Calvert Asset Management Company, Inc., and is an officer of each of the other investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc. DOB: 09/09/50.
         SUSAN WALKER BENDER, Esq., Assistant Secretary. Ms. Bender is Associate General Counsel of Calvert Group, Ltd. and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 01/29/59.
         KATHERINE STONER, Esq., Assistant Secretary. Ms. Stoner is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 10/21/56.
         IVY WAFFORD DUKE, Esq., Assistant Secretary. Ms. Duke is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds and Secretary and provides counsel to the Calvert Social Investment Foundation. Prior to working at Calvert Group, Ms. Duke was an Associate in the Investment Management Group of the Business and Finance Department at Drinker Biddle & Reath. DOB: 09/07/68.

         The address of Trustees and Officers, unless otherwise noted, is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Trustees and Officers as a group own less than 1% of the Portfolio's outstanding shares. Trustees marked with an *, above, are "interested persons" of the Fund, under the Investment Company Act of 1940.
         Each of the above trustees and officers is a director/trustee or officer of each of the investment companies in the Calvert Group of Funds with the exception of Calvert Social Investment Fund, of which only Messrs. Baird, Guffey and Silby and Ms. Krumsiek are among the trustees, Calvert Variable Series, Inc., of which only Messrs. Blatz, Diehl and Pugh and Ms. Krumsiek are among the directors, Calvert World Values Fund, Inc., of which only Messrs. Guffey and Silby and Ms. Krumsiek are among the directors, and Calvert New World Fund, Inc., of which only Ms. Krumsiek and Mr. Martini is among the directors.
         The Audit Committee of the Board is composed of Messrs. Baird, Blatz, Feldman, Guffey and Pugh, and Ms. Kruvant. The Board's Investment Policy Committee is composed of Messrs. Borts, Diehl, Gavian, Rochat and Silby.
         Messrs. Baird, Guffey and Silby serve on the High Social Impact Investments Committee which assists the Fund in identifying, evaluating and selecting investments in securities that offer a rate of return below the then-prevailing market rate and that present attractive opportunities for furthering the Fund's social criteria. They also serve, together with Ms. Krumsiek, on the Calvert Social Investment foundation Board.
         Trustees of the Fund not affiliated with the Fund's Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Family of Funds through the Trustees Deferred Compensation Plan. Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share.

                           Trustee Compensation Table

Fiscal Year 1998      Aggregate         Pension or        Total Compensation
                      Compensation      Retirement        from Benefits
(unaudited numbers)   from Registrant   Accrued as        Registrant and Fund
                      for Service       part of           Complex paid to
                      as Trustee        of Registrant     Trustee**
                                        Expenses*

Name of Trustee

Richard L. Baird, Jr. $795              $0                $35,800
Frank H. Blatz, Jr.   $1,054            $1,054            $40,600
Frederick T. Borts    $997              $0                $32,500
Charles E. Diehl      $1,035            $1,035            $38,500
Douglas E. Feldman    $967              $0                $30,250
Peter W. Gavian       $1,034            $517              $35,502
John G. Guffey, Jr.   $1,005            $0                $54,715
M. Charito Kruvant    $1,026            $536              $34,000
Arthur J. Pugh        $1,054            $0                $40,000
D. Wayne Silby        $997              $0                $60,831

*Messrs. Blatz, Diehl, Gavian and Pugh and Ms. Kruvant have chosen to defer a portion of their compensation. As of September 30, 1998, total deferred compensation, including dividends and capital appreciation, was $576,605.22, $544,960.81, $138,513.72, $175,791.63, and $13,006.15, for each trustee, respectively.
**For the fiscal year ended September 30, 1998. The Fund Complex consists of nine (9) registered investment companies.

--------------------------------------------------------------------------------
                       INVESTMENT ADVISOR AND SUBADVISOR
--------------------------------------------------------------------------------

         The Fund's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group Ltd., which is a subsidiary of Acacia Life Insurance Company of Washington, D.C. ("Acacia"). Effective on January 1, 1999, Acacia will merged with and become a subsidiary of Ameritas Acacia Holding Company. Under the Advisory Contract, the Advisor provides investment advice to the Fund and oversees its day-to-day operations, subject to direction and control by the Fund's Board of Directors. The Advisor provides the Funds with investment supervision and management, and office space; furnishes executive and other personnel to the Funds; and pays the salaries and fees of all Trustees/Directors who are employees of the Advisor or its affiliates. The Fund pays all other administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; administrative service fees; federal and state securities registration fees; salaries, fees and expenses of trustees, executive officers and employees of the Fund, who are not employees of the Advisor or of its affiliates; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders; annual shareholders' meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.
         The Advisor may voluntarily defer its fees or assume expenses of the Fund. For fiscal year 1998, the Advisor reimbursed the Fund $61,061 for fees and expenses. The Advisor may recapture from (charge to) the Fund (through December 31, 1999) for such expenses incurred, provided that such recapture would not cause the Fund's aggregate expenses to exceed the annual expense limit. The Advisor may voluntarily agree to further defer its fees or assume Fund expenses from January 1, 1997 through December 31, 1998 ("Additional Deferral/Assumption Period"). If so, the Advisor may recapture from (charge
to) the Fund for any such expenses incurred during the Additional Deferral/Assumption Period, provided that such recapture would not cause the Fund's aggregate expenses to exceed the annual expense limit, and that such recapture shall be made to the Advisor only from the two-year period from January 1, 1999 through December 31, 2000. Each year's current fees (incurred in that year) will be paid in full before any recapture for a prior year is applied. Recapture then will be applied beginning with the most recent year first.
         For its services, the Advisor receives an annual base fee, payable monthly, of 0.75% of the Fund's average daily net assets. There were no expenses reimbursed or fees voluntarily waived.

Subadvisor
         Awad Asset Management Company & Associates ("AWAD") is controlled by Raymond James. It receives a subadvisory fee, paid by the Advisor. The base rate is 0.40% of the Fund's average daily net assets.

         The Fund has received an exemptive order to permit the Fund and the Advisor to enter into and materially amend the Investment Subadvisory Agreement without shareholder approval. Within 90 days of the hiring of any Subadvisor or the implementation of any proposed material changed in the Investment Subadvisory Agreement, the Fund will furnish its shareholders information about the new Subadvisor or Investment Subadvisory Agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by the addition of a new Subadvisor or any proposed material change in the Investment Subadvisory Agreement of the Fund. The Fund will meet this condition by providing shareholders, within 90 days of the hiring of the Subadvisor or implementation of any material change to the terms of an Investment Subadvisory Agreement, with an information statement to this effect.
         The advisory fees paid to the Advisor by the Fund for the fiscal years ended September 30, 1997, and 1998 were $14,100, and $66,145.
         Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports. For providing such services, CASC receives an annual administrative service fee payable monthly (as a percentage of net assets) as follows:

                                       Class A, B, and C      Class I
         New Vision Small Cap               0.25%             0.10%

         For fiscal years 1997, and 1998, New Vision paid $1,567, and $73,461, to CASC in administrative fees. For those Funds with multiple classes, investment advisory fees are allocated as a Portfolio-level expense based on net assets.

--------------------------------------------------------------------------------
                             METHOD OF DISTRIBUTION
--------------------------------------------------------------------------------

         Calvert Distributors, Inc. ("CDI") is the principal underwriter and distributor for the Fund. Under the terms of its underwriting agreement with the Funds, CDI markets and distributes the Fund's shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.
         Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted Distribution Plans (the "Plans") which permits the Fund to pay certain expenses associated with the distribution of its shares. Such expenses may not exceed, on an annual basis, 0.25% of the Fund's Class A average daily net assets.
         Expenses under the Fund's Class B and Class C Plans may not exceed, on an annual basis, 1.00% of the average daily net assets of Class B and Class C, respectively. Class A Distribution Plans reimburse CDI only for expenses it incurs, while the Class B and C Distribution Plans compensate CDI at a set rate regardless of CDI's expenses.
         The Fund's Distribution Plans were approved by the Board of Directors, including the Directors who are not "interested persons" of the Fund (as that term is defined in the Investment Company Act of 1940) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Directors who are not interested persons of the Fund is committed to the discretion of such disinterested Directors. In establishing the Plans, the Directors considered various factors including the amount of the distribution expenses. The Directors determined that there is a reasonable likelihood that the Plans will benefit the Fund and its shareholders.
         The Plans may be terminated by vote of a majority of the non-interested Trustees who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the affected of the Fund. If the Fund should ever switch to a new principal underwriter without terminating the Class B Plan, the fee would be prorated between CDI and the new principal underwriter. Any change in the Plans that would materially increase the distribution cost to a Portfolio requires approval of the shareholders of the affected class; otherwise, the Plans may be amended by the Trustees, including a majority of the non-interested Trustees as described above. The Plans will continue in effect for successive one-year terms provided that such continuance is specifically approved by (i) the vote of a majority of the Trustees who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board of Trustees.
         Apart from the Plans, the Advisor and CDI, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Fund. CDI, makes a continuous offering of the Fund's securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive, pursuant to the Distribution Plans, a distribution fee and a service fee from the Fund based on the average daily net assets of each Portfolio's respective Classes. These fees are paid pursuant to the Fund's Distribution Plan. The Distribution Plan Expenses (includes both distribution fees and services fees) paid by the Fund (all classes) to CDI for the fiscal year ended September 30, 1998, was $244,747.

         Of the distribution expenses paid by Class A Shares of New Vision Small Cap in fiscal year 1998, $140,405, was used to compensate dealers for their share distribution promotional services. $22,881 for the printing and mailing of prospectuses and sales materials to investors (other than current shareholders), and the remainder partially financed advertising.
         Of the distribution, expenses paid by Class B Shares of the Capital Accumulation Fund in fiscal year 1998, $1,284 was used for financing advertising.
         Of the distribution, expenses paid by Class C Shares of the Capital Accumulation Fund in fiscal year 1998, $6,629 was used for financing advertising.

TCF New Vision Small Cap Fund
Class A shares are offered at net asset value plus a front-end sales charge as follows:

                                    As a % of    As a % of    Allowed to
Amount of                           offering     net amount   Brokers as a % of
Investment                          price        invested     offering price
Less than $50,000                   4.75%        4.99%        4.00%
$50,000 but less than $100,000      3.75%        3.90%        3.00%
$100,000 but less than $250,000     2.75%        2.83%        2.25%
$250,000 but less than $500,000     1.75%        1.78%        1.25%
$500,000 but less than $1,000,000   1.00%        1.01%        0.80%
$1,000,000 and over                 0.00%        0.00%        0.00%

         CDI receives any front-end sales charge or CDSC paid. A portion of the front-end sales charge may be reallowed to dealers. The aggregate amount of sales charges (gross underwriting commissions) and for Class A only, the amount retained by CDI (i.e., not reallowed to dealers) for the last 3 fiscal years are:

Fiscal Year                1996                  1997                1998
Class A                 Gross    Net      Gross        Net    Gross       Net
New Vision Small Cap     $0      $0      $34,584    $11,744 $202,906   $62,498

Fiscal Year                1996                  1997                1998
Class B
New Vision Small Cap         NA                    NA                $100

Fiscal Year                1996                  1997                1998
Class C
New Vision Small Cap         NA                    NA                  $0

         Fund Trustees and certain other affiliated persons of the Fund are exempt from the sales charge since the distribution costs are minimal to persons already familiar with the Fund. Other groups (e.g., group retirement plans) are exempt due to economies of scale in distribution. See Exhibit A to the Prospectus.

--------------------------------------------------------------------------------
                    TRANSFER AND SHAREHOLDER SERVICING AGENT
--------------------------------------------------------------------------------

         National Financial Data Services, Inc. ("NFDS"), a subsidiary of State Street Bank & Trust, has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.
         Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert Group, Ltd., and Acacia, has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the NFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts. Calvert Shareholder Services, Inc. was the sole transfer agent prior to January 1, 1998.
         For these services, NFDS and Calvert Shareholder Services, Inc. Receive a fee based on the number of shareholder accounts and transactions.

--------------------------------------------------------------------------------
                               FUND TRANSACTIONS
--------------------------------------------------------------------------------

         Fund transactions are undertaken on the basis of their desirability from an investment standpoint. The Fund's Advisor and Subadvisors make investment decisions and the choice of brokers and dealers under the direction and supervision of the Fund's Board of Trustees.
         Broker-dealers who execute Fund transactions on behalf of the Fund are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, etc.
         For the last three fiscal years, total brokerage commissions paid are as follows:

                                    1996              1997             1998
         New Vision Small Cap         NA            $3,401         $123,150

         For the last three fiscal years, the Fund paid brokerage commissions to Raymond James, an affiliated person and the controlling parent company of the Fund's Subadvisor as follows:

                                    1996             1997              1998
         New Vision Small Cap         NA                NA          $37,420

         For the fiscal year ended September 30, 1998, aggregate brokerage commissions paid to Raymond James represented ____% of the Fund's total commissions and ___% of the Fund's total dollar amount of commission transactions.

         While the Fund's subadvisors select brokers primarily on the basis of best execution, in some cases the Advisor may ask the Subadvisor to direct transactions to brokers based on the quality and amount of the research and research-related services which the brokers provide the Advisor. These services are of the type described in Section 28(e) of the Securities Exchange Act of 1934, and are designed primarily to assist the Advisor in monitoring the investment activities of the subadvisor of the Fund. Such services include portfolio attribution systems, return-based style analysis, and trade-execution analysis. It is the policy of the Advisor that such research services will be used for the benefit of Fund as well as other Calvert Group funds and managed accounts.
         For the fiscal year ended September 30, 1998, the Fund, through its Advisor and/or Subadvisor, directed brokerage for research services in the following amounts:

Related Fund          Amount of Transactions           Commissions

New Vision Small Cap             $51,761,603              $123,150

--------------------------------------------------------------------------------
                     INDEPENDENT ACCOUNTANT AND CUSTODIANS
--------------------------------------------------------------------------------

      PricewaterhouseCoopers LLP has been selected by the Board of Directors to serve as independent accountants for fiscal year 1999. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, serves as custodian of the Fund's investments. First National Bank of Maryland, 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Fund's cash assets. The custodians have no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund.

--------------------------------------------------------------------------------
                              GENERAL INFORMATION
--------------------------------------------------------------------------------

         The New Vision Small Cap Fund is a series of The Calvert Fund (the "Trust"), an open-end management investment company organized as a Massachusetts business trust on March 15, 1982. The Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The shareholders of a Massachusetts business trust might, however, under certain circumstances, be held personally liable as partners for its obligations. The Declaration of Trust provides for indemnification and reimbursement of expenses out of Fund assets for any shareholder held personally liable for obligations of the Fund. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.
         Each share represents an equal proportionate interest with each other share and is entitled to such dividends and distributions out of the income belonging to such class as declared by the Board. The Fund offers four separate classes of shares: Class A, Class B, Class C, and Class I. Each class represents interests in the same portfolio of investments but, as further described in the prospectus, each class is subject to differing sales charges and expenses, which differences will result in differing net asset values and distributions. Upon any liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.
         The Fund is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Directors/Trustees, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share of a Fund you own. Matters affecting classes differently, such as Distribution Plans, will be voted on separately by class.

--------------------------------------------------------------------------------
              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------

         As of January 19, 1999, the following shareholders owned of record 5% or more of the Fund:

         Name and Address                   % of Ownership

         National Securities Corp           7.01%, Class B
         FBO J Weisfeld
         Seattle, Washington

--------------------------------------------------------------------------------
                                    APPENDIX
--------------------------------------------------------------------------------

CORPORATE BOND AND COMMERCIAL PAPER RATINGS
Corporate Bonds:
Description of Moody's Investors Service Inc.'s/Standard & Poor's bond ratings:
         Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.
         Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.
         A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.
         Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.
         Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. The higher the degree of speculation, the lower the rating. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.
         C/C: This rating is only for income bonds on which no interest is being paid.
         D: Debt in default; payment of interest and/or principal is in arrears.

Commercial Paper:
         MOODY'S INVESTORS SERVICE, INC.:
         The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance;
(4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2, or 3, depending on the relative strengths of these factors.

         STANDARD & POOR'S CORPORATION:
         Commercial paper rated A by Standard & Poor's has the following characteristics: (i) liquidity ratios are adequate to meet cash requirements;
(ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least two additional channels of borrowing;
(iv) basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the reliability and quality of management should be unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote the relative strength within this highest classification.

LETTER OF INTENT


Date

Calvert Distributors, Inc.
4550 Montgomery Avenue
Bethesda, MD 20814

Ladies and Gentlemen:

         By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

         I intend to invest in the shares of __________________ (Fund or Portfolio name) during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount (excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:

         __ $50,000 __ $100,000 __ $250,000 __ $500,000 __ $1,000,000

         Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. "Fund" in this Letter of Intent shall refer to the Fund or Portfolio, as the case may be. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.

         I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 4.75% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

         From the initial purchase (or subsequent purchases if necessary), 4.75% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,375 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escrowed shares will be credited to my account.

         If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

         Upon expiration of this Letter, the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.

         I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

         The commission allowed by Calvert Distributors, Inc. to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

         The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

         In determining the total amount of purchases made hereunder, shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.


Name of Dealer


Name of Investor(s)


By - Authorized Signer


Address


Date


Signature of Investor(s)


Date


Signature of Investor(s)

INVESTMENT ADVISOR
Calvert Asset Management Company, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

SHAREHOLDER SERVICE
Calvert Shareholder Services, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

TRANSFER AGENT
National Financial Data Services, Inc.
1004 Baltimore
6th Floor
Kansas City, Missouri 64105

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
250 West Pratt Street
Baltimore, Maryland 21201

PART C. OTHER INFORMATION


Item 23. Exhibits

         1. Declaration of Trust (incorporated by reference to Registrant's Initial Registration Statement, March 15, 1982).

         2. By-Laws (incorporated by reference to Registrant's Pre-Effective Amendment No. 2, September 3, 1982).

         4. Specimen Stock Certificate for all series of The Calvert Fund (incorporated by reference to Registrant's Post-Effective Amendment No. 28, July 19, 1995).

         5.a. Advisory Contract (incorporated by reference to Registrant's Post-Effective Amendment No. 3, November 1, 1984).

         6. Underwriting and Dealer Agreement, (incorporated by reference to Registrant's Post-Effective Amendment No. 34, March 31, 1998).

         7. Trustees' Deferred Compensation Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 20, January 28, 1992).

         8. Custodial Contract (incorporated by reference to Registrant's Post-Effective Amendment No. 21, January 29, 1993).

         9. Transfer Agency Contract, (incorporated by reference to Registrant's Post-Effective Amendment No. 34, March 31, 1998).

         15. Rule 12b-1 Distribution Plan with respect to Registrant's Class B and C shares, incorporated by reference to Registrant's Post-Effective Amendment No. 34, March 31, 1998. With respect to Class A shares, incorporated by reference to Registrant's Post-Effective Amendment No. 28, July 19, 1995, for all series of The Calvert Fund.

         18. Multiple-class Plan under the Investment Company Act of 1940 Rule 18f-3, (incorporated by reference to Registrant's Post-Effective Amendment No. 34, March 31, 1998).

Item 24. Persons Controlled By or Under Common Control With Registrant

         Not applicable.

Item 25. Indemnification

         Registrant's Declaration of Trust, which Declaration is Exhibit 1 of this Registration Statement, provides, in summary, that officers, trustees, employees, and agents shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

         Registrant's Declaration of Trust also provides that Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, employee or agent against any liabilities arising from such status. In this regard, Registrant maintains a Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in directors and officers liability coverage, plus $5 million in excess directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains an $8 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402.

Item 26. Business and Other Connections of Investment Adviser

                           Name of Company, Principal
Name                       Business and Address                   Capacity

Barbara J. Krumsiek        Calvert Variable Series, Inc.          Officer
                           Calvert Municipal Fund, Inc.            and
                           Calvert World Values Fund, Inc.        Director

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income                      and
                           Calvert Tax-Free Reserves              Trustee
                           Calvert Social Investment Fund
                           Calvert Cash Reserves
                           The Calvert Fund

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor                      and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company                         and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent                          and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company                        and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer                           and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC            Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert New World Fund, Inc.           Director
                           Investment Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           --------------
                           Alliance Capital Mgmt. L.P.      Sr. Vice President
                           Mutual Fund Division                   Director
                           1345 Avenue of the Americas
                           New York, NY 10105
                           --------------

Ronald M. Wolfsheimer      First Variable Rate Fund               Officer
                            for Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           --------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company                         and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer                           and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

David R. Rochat            First Variable Rate Fund               Officer
                            for Government Income                  and
                           Calvert Tax-Free Reserves              Trustee
                           Calvert Cash Reserves
                           The Calvert Fund

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Municipal Fund, Inc.           Officer
                           Investment Company                      and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor                      and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Chelsea Securities, Inc.               Officer
                           Securities Firm                         and
                           Post Office Box 93                     Director
                           Chelsea, Vermont 05038
                           ---------------
                           Grady, Berwald & Co.                   Officer
                           Holding Company                         and
                           43A South Finley Avenue                Director
                           Basking Ridge, NJ 07920
                           ---------------

Reno J. Martini            Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           First Variable Rate Fund               Officer
                            for Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert New World Fund, Inc.           Director
                           Investment Company                      and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC            Director
                           Investment Advisor                      and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ---------------

Charles T. Nason           Acacia Life Insurance                  Officer
                           Acacia National Life Insurance         and Director

                           Insurance Companies
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Financial Corporation           Officer
                           Holding Company                         and
                           7315 Wisconsin Avenue                  Director
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Federal Savings Bank            Director
                           Savings Bank
                           7600-B Leesburg Pike
                           Falls Church, Virginia 22043
                           ---------------
                           Enterprise Resources, Inc.             Director
                           Business Support Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Realty Square, L.L.C.           Director
                           Realty Investments
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Gardner Montgomery Company             Director
                           Tax Return Preparation Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Director
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Director
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder Services, Inc.     Director
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Social Investment Fund         Trustee
                           Investment Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           -----------------
                           The Advisors Group, Ltd.               Director
                           Broker-Dealer and
                           Investment Advisor
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------

Robert-John H.             Acacia National Life Insurance         Officer
 Sands                     Insurance Company                       and
                           7315 Wisconsin Avenue                  Director
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Life Insurance                  Officer
                           Insurance Company
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Financial Corporation           Officer
                           Holding Company                         and
                           7315 Wisconsin Avenue                  Director
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Federal Savings Bank            Officer
                           Savings Bank
                           7600-B Leesburg Pike
                           Falls Church, Virginia 22043
                           ---------------
                           Enterprise Resources, Inc.             Director
                           Business Support Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Realty Square, L.L.C.           Director
                           Realty Investments
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           The Advisors Group, Ltd.               Director
                           Broker-Dealer and
                           Investment Advisor
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Gardner Montgomery Company             Director
                           Tax Return Preparation Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Director
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Director
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management, Co., Inc.    Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder Services, Inc.     Director
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

William M. Tartikoff       Acacia National Life Insurance         Officer
                           Insurance Company
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative                 Officer
                           Services Company
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co. Inc.      Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Director
                           Broker-Dealer                           and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------

Susan Walker Bender        Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

Katherine Stoner           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

Ivy Wafford Duke           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

Victor Frye                Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           The Advisors Group, Ltd.               Counsel
                           Broker-Dealer and                      and
                           Investment Advisor                     Compliance
                           7315 Wisconsin Avenue                  Manager
                           Bethesda, Maryland 20814
                           ---------------

Daniel K. Hayes            Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------

Steve Van Order            Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------

John Nichols               Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------

David Leach                Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------

Matthew D. Gelfand         Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------
                           Strategic Investment Management        Officer
                           Investment Advisor
                           1001 19th Street North
                           Arlington, Virginia 20009
                           ------------------

Item 27. Principal Underwriters

         (a) Registrant's principal underwriter underwrites shares of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Social Investment Fund, Calvert Cash Reserves, The Calvert Fund, Calvert Municipal Fund, Inc., Calvert World Values Fund, Inc., Calvert New World Fund, Inc., and Calvert Variable Series, Inc. (formerly named Acacia Capital Corporation).

         (b)      Positions of Underwriter's Officers and Directors

Name and Principal         Position(s) with               Position(s) with
Business Address           Underwriter                    Registrant

Barbara J. Krumsiek        Director and President         President and Trustee

Ronald M. Wolfsheimer      Director, Senior Vice          Treasurer
                           President and Chief Financial Officer

William M. Tartikoff       Director, Senior Vice          Vice President and
                           President and Secretary        Secretary

Craig Cloyed               Senior Vice President          None

Karen Becker               Vice President, Operations     None

Steve Cohen                Vice President                 None

Geoffrey Ashton            Regional Vice President        None

Martin Brown               Regional Vice President        None

Bill Hairgrove             Regional Vice President        None

Janet Haley                Regional Vice President        None

Steve Himber               Regional Vice President        None

Ben Ogbogu                 Regional Vice President        None

Tom Stanton                Regional Vice President        None

Christine Teske            Regional Vice President        None

Susan Walker Bender        Assistant Secretary            Assistant Secretary

Katherine Stoner           Assistant Secretary            Assistant Secretary

Ivy Wafford Duke           Assistant Secretary            Assistant Secretary

Victor Frye                Assistant Secretary            None
                           and Compliance Officer

         (c)      Inapplicable.

Item 28. Location of Accounts and Records

         Ronald M. Wolfsheimer, Treasurer
         and
         William M. Tartikoff, Assistant Secretary

         4550 Montgomery Avenue, Suite 1000N
         Bethesda, Maryland 20814

Item 29. Management Services

         Not Applicable

Item 30. Undertakings

         Not Applicable


SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland, on the 27th day of January, 1999.

THE CALVERT FUND

         By:
         ________________**_________________
         Barbara J. Krumsiek
         President and Trustee


                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.


Signature                           Title                     Date


__________**____________            President and             1/27/1999
Barbara J. Krumsiek                 Trustee (Principal Executive Officer)


__________**____________            Principal Accounting      1/27/1999
Ronald M. Wolfsheimer               Officer


__________**____________            Trustee                   1/27/1999
Richard L. Baird, Jr.


__________**____________            Trustee                   1/27/1999
Frank H. Blatz, Jr., Esq.


__________**____________            Trustee                   1/27/1999
Frederick T. Borts, M.D.


__________**____________            Trustee                   1/27/1999
Charles E. Diehl


__________**____________            Trustee                   1/27/1999
Douglas E. Feldman


__________**____________            Trustee                   1/27/1999
Peter W. Gavian


__________**____________            Trustee                   1/27/1999
John G. Guffey, Jr.


__________**____________            Trustee                   1/27/1999
M. Charito Kruvant


__________**____________            Trustee                   1/27/1999
Arthur J. Pugh


__________**____________            Trustee                   1/27/1999
David R. Rochat


__________**____________            Trustee                   1/27/1999
D. Wayne Silby


**By Ivy Wafford Duke as Attorney-in-fact, pursuant to Power of Attorney Forms on file.